As filed with the Securities and Exchange Commission
                        on January 29, 1996


              Registration No. 33-89742; 811-8982



                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                        Post-Effective Amendment No. 3                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                            Amendment No. 5                             [X]


                  (Check appropriate box or boxes)
                    ________________________
                   NATIONS FUND PORTFOLIOS, INC.
       (Exact Name of Registrant as specified in Charter)
                       111 Center Street
                  Little Rock, Arkansas  72201
  (Address of Principal Executive Offices, including Zip Code)
                   __________________________
   Registrant's Telephone Number, including Area Code:  (800) 321-7854
                        Richard H. Blank, Jr.
                          c/o Stephens Inc.
                         111 Center Street
                    Little Rock, Arkansas  72201
              (Name and Address of Agent for Service)
                          With copies to:
       Robert M. Kurucza, Esq.         Carl Frischling, Esq.
       Marco E. Adelfio, Esq.          Kramer, Levin, Naftalis,
       Morrison & Foerster                Nessen, Kamin & Frankel
       2000 Pennsylvania Ave., N.W.    919 3rd Avenue
       Suite 5500                      New York, New York 10022
       Washington, D.C.  20006

        It is proposed that this filing will become effective (check appropriate box):
  [ ]   Immediately upon filing pursuant         [ ]  on __________, pursuant
        to Rule 485(b), or                            to Rule 485(b), or

  [X]   60 days after filing pursuant            [ ]  on __________, pursuant
        to Rule 485(a), or                            to Rule 485(a).

  [ ]   75 days after filing pursuant to         [ ]  on (date) pursuant to
        paragraph (a)(2)                              paragraph (a)(2) of
                                                      rule 485

The Registrant hereby elects to register an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended.

This document contains a total of ____ pages. The Exhibit Index begins on page ___.

                               EXPLANATORY NOTE


        Nations Fund Portfolios, Inc. is filing this Post-Effective Amendment in order to add a Shareholder Administration Plan and Shareholder Administration Agreements for the Trust B Shares.

                        NATIONS FUND PORTFOLIOS, INC.
                           CROSS REFERENCE SHEET

Part A
Item No.                                Prospectus
1.   Cover Page  . . . . . . . . . .    Cover Page
2.   Synopsis  . . . . . . . . . . .    Expenses Summary
3.   Condensed Financial
     Information . . . . . . . . . .    How Performance is Shown
4.   General Description of
     Registrant. . . . . . . . . . .    Cover Page; Objectives; How
                                        Objectives are Pursued; Organization
                                        and History
5.   Management of the Fund. . . . .    How the Funds are Managed
6.   Capital Stock and Other
     Securities. . . . . . . . . . .    How to Buy Shares; How the
                                        Funds Value Their Shares; How
                                        Dividends and Distributions are
                                        Made; Tax Information
7.  Purchase of Securities Being
    Offered  . . . . . . . . . . . .    Cover Page; How to Buy Shares

8.  Redemption or Repurchase . . . .    How to Redeem Shares; How to
                                        Exchange Shares


9.  Legal Proceedings. . . . . . . .    Inapplicable

Part B
Item No.
10. Cover Page . . . . . . . . . . .    Cover Page
11. Table of Contents. . . . . . . .    Table of Contents
12. General Information and
    History. . . . . . . . . . . . .    Investment Advisory,
                                        Administration, Custody, Transfer
                                        Agency, Shareholder Servicing and
                                        Distribution Agreements -- The

                                        Company and its Common Stock
13. Investment Objectives and
    Policies . . . . . . . . . . . .    Additional Information on Fund
                                        Investments

14. Management of the Registrant . .    Directors and Officers

15. Control Persons and Principal
    Holders of Securities. . . . . .    Miscellaneous -- Certain Record
                                        Holders

16. Investment Advisory and Other
    Services . . . . . . . . . . . .    Investment Advisory, Administration,
                                        Custody, Transfer Agency, Shareholder
                                        Servicing and Distribution Agreements
17. Brokerage Allocation . . . . . .    Fund Transactions and Brokerage
                                        -- General Brokerage Policy

18. Capital Stock and Other
    Securities . . . . . . . . . . .    Investment Advisory, Administration,
                                        Custody, Transfer Agency, Shareholder
                                        Servicing and Distribution Agreements
                                        -- The Company and its Common Stock

19. Purchase, Redemption and Pricing
    of Securities Being Offered. . .    Net Asset Value -- Purchases
                                        and Redemptions

20. Tax Status . . . . . . . . . . .    Additional Information Concerning
                                        Taxes

21. Underwriters . . . . . . . . . .    Investment Advisory, Administration,
                                        Custody, Transfer Agency, Shareholder
                                        Servicing and Distribution Agreements
                                        -- Distributor

22. Calculation of Performance Data .   Additional Information on Performance

23. Financial Statements. . . . . . .   Independent Accountants and Reports

Part C
Item No.                            Other Information
                                    Information required to be included
                                    in Part C is set forth under the
                                    appropriate Item, so numbered, in
                                    Part C of this Document

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



PRELIMINARY PROSPECTUS SUBJECT TO COMPLETION DATED JANUARY 31, 1996

Prospectus


                                      TRUST B SHARES
                                    MARCH     , 1996



This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund") of the Nations Fund Family ("Nations Fund" or "Nations
Fund Family"). This Prospectus describes one class of shares of each Fund -- Trust B Shares.



This Prospectus sets forth concisely the information about Nations Fund that a prospective purchaser of Trust B Shares should consider before investing.
Investors should read this Prospectus and retain it for future reference. Additional information about
Nations Fund Trust, Nations Fund, Inc. and Nations
Fund Portfolios, Inc. ("Nations Portfolios") is contained in separate Statements of Additional
Information ("SAIs"), which have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling Nations Fund at its address or telephone number shown below. The SAIs for Nations Fund Trust,
Nations Fund, Inc. and Nations Portfolios dated
September 30, 1995, September 30, 1995 and July 1,
1995, respectively, are incorporated by reference in their entirety into this Prospectus.



NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is sub-investment adviser to certain of the Funds and Nations Gartmore Investment Management ("Nations
Gartmore") is sub-investment adviser to the other
Funds. As used herein the "Adviser" shall mean NBAI, TradeStreet and/or Nations Gartmore as the context may require.



SHARES OF NATIONS FUND ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN OTHER SERVICES TO NATIONS FUND, FOR WHICH
THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND
ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR
NATIONS FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

EQUITY FUNDS:

Nations Value Fund
Nations Equity Income Fund
Nations International Equity Fund
Nations Emerging Markets Fund
Nations Pacific Growth Fund
Nations Capital Growth Fund
Nations Emerging Growth Fund
Nations Disciplined Equity Fund
Nations Equity Index Fund
BALANCED FUND:
Nations Balanced Assets Fund
BOND FUNDS:
Nations Short-Intermediate Government Fund
Nations Government Securities Fund
Nations Short-Term Income Fund
Nations Diversified Income Fund
Nations Strategic Fixed Income Fund

Nations Global Government Income Fund



                                                    For purchase, redemption and
                                                    performance information
                                                    call:
                                                    1-800-626-2275
                                                    Nations Fund
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                    (Nations Fund Logo)

                            Table  Of  Contents

About The Funds
                            Expenses Summary                                   3


                            Objectives                                         5



                            How Objectives Are Pursued                         6



                            How Performance Is Shown                          18



                            How the Funds Are Managed                         18



                            Organization and History                          23


About Your
Investment


                            How to Buy Shares                                 25



                            Shareholder Administration Arrangements           25



                            How to Redeem Shares                              26



                            How to Exchange Shares                            26



                            How the Funds Value Their Shares                  27



                            How Dividends and Distributions Are Made; Tax
                            Information                                       27



                            Appendix A -- Portfolio Securities                29



                            Appendix B -- Description of Ratings              37




                            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                            INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Trust B Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUND EQUITY/BALANCED FUNDS TRUST B SHARES


SHAREHOLDER TRANSACTION EXPENSES


                                                            Nations                       Nations                       Nations
                              Nations        Nations        Inter-         Nations        Pacific        Nations       Emerging
                               Value         Equity        national       Emerging        Growth         Capital        Growth
                               Fund        Income Fund    Equity Fund   Markets Fund       Fund        Growth Fund       Fund
Sales Load Imposed on
  Purchases                       None           None           None           None           None           None           None
Deferred Sales Load               None           None           None           None           None           None           None

                              Nations        Nations
                            Disciplined      Equity         Nations
                              Equity          Index        Balanced
                               Fund           Fund        Assets Fund
Sales Load Imposed on
  Purchases                       None           None           None
Deferred Sales Load               None           None           None

ANNUAL FUND
OPERATING
EXPENSES
(as a percentage of
average net assets)



                                                            Nations                       Nations                       Nations
                              Nations        Nations        Inter-         Nations        Pacific        Nations       Emerging
                               Value         Equity        national       Emerging        Growth         Capital        Growth
                               Fund        Income Fund    Equity Fund   Markets Fund       Fund        Growth Fund       Fund

Management Fees1                  .75%           .70%           .90%          1.10%           .90%           .75%           .75%
Other Expenses1                   .67%           .75%           .70%          1.30%          1.30%           .67%           .70%
Total Operating Expenses1        1.42%          1.45%          1.60%          2.40%          2.20%          1.42%          1.45%

                              Nations        Nations
                            Disciplined      Equity         Nations
                              Equity          Index        Balanced
                               Fund           Fund        Assets Fund

Management Fees1                  .75%           .10%           .75%
Other Expenses1                   .75%           .80%           .70%
Total Operating Expenses1        1.50%           .90%          1.45%


1 After any waivers and reimbursements.

NATIONS FUND BOND FUNDS TRUST B SHARES

SHAREHOLDER TRANSACTION EXPENSES


                                                              Nations
                                                              Short-
                                                              Inter-           Nations          Nations          Nations
                                                              mediate        Government       Short-Term       Diversified
                                                            Government       Securities         Income           Income
                                                               Fund             Fund             Fund             Fund
Sales Load Imposed on Purchases                                   None             None             None             None
Deferred Sales Load                                               None             None             None             None


                                                              Nations
                                                             Strategic         Nations
                                                               Fixed           Global
                                                              Income         Government
                                                               Fund          Income Fund
Sales Load Imposed on Purchases                                   None             None
Deferred Sales Load                                               None             None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)



                                                              Nations
                                                              Short-
                                                              Inter-           Nations          Nations          Nations
                                                              mediate        Government       Short-Term       Diversified
                                                            Government       Securities         Income           Income
                                                               Fund             Fund             Fund             Fund

Management Fees1                                                  .40%             .50%             .30%             .50%
Other Expenses1                                                   .53%             .65%             .57%             .67%
Total Operating Expenses1                                         .93%            1.15%             .87%            1.17%



                                                              Nations
                                                             Strategic         Nations
                                                               Fixed           Global
                                                              Income         Government
                                                               Fund          Income Fund

Management Fees1                                                  .50%            0.70%
Other Expenses1                                                   .52%            0.95%
Total Operating Expenses1                                        1.02%            1.65%


1 After any waivers and reimbursements.

EXAMPLES:

You would pay the following expenses on a $1,000 investment in Trust B Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                        Nations              Nations              Nations              Nations
                                                        Equity            International          Emerging              Pacific
                             Nations Value Fund       Income Fund          Equity Fund         Markets Fund          Growth Fund
1 Year                            $      14            $      15            $      16            $      24            $      22
3 Years                           $      45            $      46            $      50            $      75            $      69

                                   Nations
                                   Capital         Nations Emerging
                                 Growth Fund          Growth Fund
1 Year                            $      14            $      15
3 Years                           $      45            $      46



                                                        Nations                                   Nations        Nations Government
                             Nations Disciplined     Equity Index       Nations Balanced    Short- Intermediate      Securities
                                 Equity Fund             Fund              Assets Fund        Government Fund           Fund

1 Year                            $      15            $       9            $      15            $       9            $      12
3 Years                           $      47            $      29            $      46            $      30            $      37

                                   Nations
                              Short-Term Income   Nations Diversified
                                    Fund              Income Fund
1 Year                            $       9            $      12
3 Years                           $      28            $      37




                              Nations Strategic     Nations Global
                                Fixed Income       Government Income
                                    Fund                 Fund

1 Year                            $      10            $      17
3 Years                           $      32            $      52




The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Trust B Shares will bear either directly or indirectly. The "Other Expenses" figures in the above tables are based on estimated amounts for each Fund's current fiscal year and reflect anticipated fee waivers and reimbursements. There is no assurance that any fee waivers and reimbursements will continue beyond the current fiscal year. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders in the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). For more complete descriptions of the Funds' operating expenses, see "How the Funds are Managed."



Absent fee waivers and reimbursements, "Management Fees," "Other Expenses" and "Total Operating Expenses" for Trust B Shares of the indicated Fund would have been as follows: Nations Value Fund -- .75%, .75% and 1.52%, respectively; Nations Equity Income Fund -- .70%, .85% and 1.55%, respectively; Nations International Equity Fund -- .90%, .80% and 1.70%, respectively; Nations Emerging Markets Fund -- 1.10%, 1.40% and 2.50%, respectively; Nations Pacific Growth Fund -- 0.90%, 1.40% and 2.30%, respectively; Nations Capital Growth Fund -- .75%, .77% and 1.52%, respectively; Nations Emerging Growth
Fund -- .75%, 80% and 1.55%, respectively; Nations Disciplined Equity
Fund -- .75%, .80% and 1.60%, respectively; Nations Equity Index Fund -- .50%,
 .90% and 1.00%, respectively; Nations Balanced Assets Fund -- .75%, .80% and 1.55%, respectively; Nations Short-Intermediate Government Fund -- .60%, .78% and 1.18%, respectively; Nations Government Securities Fund -- .64%, 90% and 1.40%, respectively; Nations Short-Term Income Fund -- .60%, .82% and 1.12%, respectively; Nations Diversified Income Fund -- .60%, .92% and 1.42%, respectively; Nations Strategic Fixed Income Fund -- .60%, .77% and 1.27%, respectively; and Nations Global Government Income Fund -- 0.70%, 1.20% and 1.90%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Objectives



EQUITY FUNDS:


NATIONS VALUE FUND: The Nations Value Fund's investment objective is to seek long-term capital growth with income a secondary consideration. The Fund invests under normal market conditions at least 65% of its total assets in common stocks.


NATIONS EQUITY INCOME FUND: The Nations Equity Income Fund's objective is to seek to provide high current income primarily through investments in equity securities (including convertible securities) having a relatively high current yield. Secondarily, equity securities will be selected which the Adviser believes have favorable prospects for increasing dividend income and/or capital appreciation.


NATIONS INTERNATIONAL EQUITY FUND: The Nations International Equity Fund's investment objective is to seek long-term growth of capital primarily by investing in marketable equity securities of established, non-United States issuers.

NATIONS EMERGING MARKETS FUND: The Nations Emerging Markets Fund's investment objective is to seek long-term capital growth. It seeks to achieve this objective by investing primarily in securities of companies that conduct their principal business activities in emerging markets. The Fund invests primarily in companies located in countries considered to have potential for rapid economic growth and that have a relatively low gross national product per capita compared to the world's major economies.

NATIONS PACIFIC GROWTH FUND: The Nations Pacific Growth Fund's investment objective is to seek long-term capital growth, with income a secondary consideration. It seeks to achieve this objective by investing primarily in securities of issuers that conduct their principal business activities in the Pacific Basin and the Far East (excluding Japan).


NATIONS CAPITAL GROWTH FUND: The Nations Capital Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in common stocks issued by companies that, in the judgment of the Adviser, have above average potential for capital appreciation. Over time, total return is likely to consist primarily of capital appreciation and secondarily of dividend and interest income.


NATIONS EMERGING GROWTH FUND: The Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in equity securities of high quality emerging growth companies that are expected to have earnings growth rates superior to most publicly traded companies.


NATIONS DISCIPLINED EQUITY FUND: The Nations Disciplined Equity Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in the common stocks of companies that are considered by the Adviser to have the potential for significant increases in earnings per share.


NATIONS EQUITY INDEX FUND: The investment objective of the Nations Equity Index Fund is to seek investment results that correspond, before fees and expenses, to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500" or the "Index").1 The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing a "passive" or "indexing" investment approach, attempts to duplicate the performance of the S&P 500.

BALANCED FUND:

NATIONS BALANCED ASSETS FUND: The Nations Balanced Assets Fund's investment objective is total investment return through a combination of growth of capital and current income consistent with the preservation of capital. In seeking its objective, the Fund will use a disciplined approach of allocating assets primarily among three major asset groups: common stocks, fixed income securities, and cash equivalents.

BOND FUNDS:

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: The Nations Short-Intermediate Government Fund's investment objective is to seek as high a level of current income as is consistent with prudent investment risk. The Fund invests essentially all of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements relating to such obligations. Under normal market conditions, the Fund is expected to have an average dollar weighted maturity between two and seven years.

NATIONS GOVERNMENT SECURITIES FUND: The Nations Government Securities Fund's investment objective is to provide current income and preservation of capital. The Fund seeks to achieve its objective by investing prima-
1 "Standard & Poor's 500" is a registered service mark of Standard & Poor's
  Corporation, which does not sponsor and is in no way affiliated with the Nations Equity Index Fund.

rily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS SHORT-TERM INCOME FUND: The Nations Short-Term Income Fund's investment objective is to seek as high a level of current income as is consistent with prudent investment risk. The Fund invests primarily in investment grade corporate bonds and mortgage-backed bonds. Under normal market conditions, it is expected that the Fund will have an average dollar weighted maturity of three years or less. The Fund's investment program attempts to maintain a higher level of income than normally provided by money market instruments, and more price stability than investments in intermediate and long-term bonds. However, the value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.

NATIONS DIVERSIFIED INCOME FUND: The Nations Diversified Income Fund's investment objective is to seek as high a level of current income as is consistent with prudent investment risk. The Fund invests primarily in a diversified portfolio of government and corporate fixed income securities.

NATIONS STRATEGIC FIXED INCOME FUND: The Nations Strategic Fixed Income Fund's investment objective is to maximize total investment return through the active management of fixed income securities. The Fund invests primarily in investment grade fixed income securities. The Fund may under normal market conditions invest in long-term, intermediate-term and short-term securities and has not placed any limitations on the duration of the portfolio.


NATIONS GLOBAL GOVERNMENT INCOME FUND: The Nations Global Government Income Fund's investment objective is to seek current income. Although the Fund emphasizes income when selecting investments, the potential for growth of capital also is considered. It seeks to achieve this objective by investing primarily in debt securities issued by governments, banks and supranational entities located throughout the world.



Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs, nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market.


   How Objectives Are Pursued


EQUITY FUNDS:



NATIONS VALUE FUND: The Fund invests in stocks drawn from a universe of approximately 800 stocks monitored by the Adviser, which closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $300 million or more and have average monthly trading volume of at least $10 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability, and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.



Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price-to-earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price/earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks. No industry will represent 25% or more of the Fund's portfolio at the time of purchase.


In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest in securities of foreign issuers. See "Appendix A -- Foreign Securities." The Fund also may hold up to 20% of its total assets in U.S. Government Obligations, and investment grade bonds and other debt securities of domestic companies. Obligations with the lowest investment grade rating (e.g. rated "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.


The Fund also may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For more information concerning these instruments and the Fund's investment practices, see "Appendix A."


NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, the Adviser believes that, over time, dividend income can account for a significant component of the total return from equity investments. Over time, reinvested dividend income has accounted for approximately one-half of the total return of the Standard & Poor's 500 Stock Index ("S&P 500 Index"), a broad-based and widely used index of common stock prices. Second, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Finally, the Adviser believes that stocks which distribute a high level of current income tend to have less price volatility than those which pay below average dividends.


The Fund's equity investments will generally be made in companies which share some of the following characteristics:

(Bullet) above-average current dividend yields relative to the S&P 500 Index;

(Bullet) five years of stable or increasing dividends;

(Bullet) established operating histories; and

(Bullet) strong balance sheets and other favorable financial characteristics.


To achieve its objectives, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.



In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate, government, and municipal bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (e.g. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (e.g., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its total assets in debt obligations of foreign issuers and stocks of foreign corporations. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.


The Fund may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For additional information concerning these instruments and the Fund's investment practices, see "Appendix A."

NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in countries located in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in one or two countries.


In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund also may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks;

bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.

The Fund also may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities. For additional information concerning the Fund's investment practices, see "Appendix A."

NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of companies that conduct their principal business activities in emerging markets. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50 percent of its assets situated in such country, market or region.

Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, Global Depositary Receipts ("GDRs"), EDRs, and ADSs of such issuers.


The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.



The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.



The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank For Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" below for additional information concerning the investment practices of the Fund.

NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers that conduct their principal business activities in the regions known as the Pacific Basin and the Far East. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers that conduct their principal business activities in Japan.


The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Fund may invest in ADRs, GDRs, EDRs, and ADSs.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" below for additional information concerning the investment practices of the Fund.

NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above average earnings growth potential.

The Fund's equity investments will generally be made in companies which share some of the following characteristics:

(Bullet) above average earnings growth relative to the S&P 500 Index;

(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and

(Bullet) above average return on equity relative to the S&P 500 Index.

In addition, the Fund's investment program enables it to invest in the following companies that comprise the equity markets:

(Bullet) companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;
(Bullet) companies that own or develop natural resources, such as energy exploration companies;
(Bullet) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;
(Bullet) foreign companies, including those in countries with more rapid economic growth than the U.S.;
(Bullet) companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and (Bullet) companies whose earnings are temporarily depressed and are currently out of favor with most investors.


In seeking capital growth, the Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. Market misconceptions, temporary bad news and other factors may cause a security to be out of favor in the stock market and to trade at a price below its potential value. These undervalued securities can provide the opportunity for above average market performance. Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest 10% or more of its total assets in securities of foreign issuers. See "Appendix A -- Foreign Securities."

The Fund also may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For additional information concerning these instruments and the Fund's investment practices, see "Appendix A."


NATIONS EMERGING GROWTH FUND: The Fund will invest in common stocks and securities convertible into common stocks selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.



In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For additional information concerning these instruments and the Fund's investment practices, see "Appendix A."

The volatility of emerging growth stocks is higher than that of larger companies. Many of these stocks trade over the counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad.


NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.



In selecting stocks for purchase by the Fund, the Adviser utilizes quantitative analysis supported by fundamental research. This approach seeks to identify companies that have experienced positive historical earnings trends, as evidenced by earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. Although the Fund seeks to invest in companies with increasing earnings, the Fund's investment objective focuses on long-term capital appreciation; income is not an objective of the Fund.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $500 million or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.


The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G. securities rated in one of the top four investment categories by a nationally recognized statistical rating organization or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.


The Fund may invest in foreign securities. Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated. See "Appendix A -- Foreign Securities." For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments and money market instruments.


NATIONS EQUITY INDEX FUND: Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Different stocks have different weightings in the Index, depending on the amount of stock outstanding and its current price. In seeking to duplicate the performance of the S&P 500 Index, the Adviser will attempt to allocate the Fund's portfolio among common stock in approximately the same weightings as the S&P 500 Index, beginning with the heaviest weighted stocks that make up a larger portion of the Index's value.


The Adviser generally will seek to match the composition of the S&P 500 Index as much as possible, but may not always invest the Fund's portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P 500 Index stocks and may at times have its portfolio weighted differently from the S&P 500 Index. The Fund may omit or remove an S&P 500 Index stock from its portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Adviser may purchase stocks that are not included in the S&P 500 Index to compensate for these differences if it believes that their prices will move together with the prices of S&P 500 Index stocks omitted from the portfolio.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical in common stocks. However, the Fund will maintain a reasonable position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. government securities and repurchase agreements.


The Fund may also invest a portion of its portfolio in instruments whose return depends on stock market prices. These may include debt securities whose prices or interest rates are indexed to the return of the S&P 500 Index, or swap agreements linked to the S&P 500 Index, and options and futures contracts. The Fund would invest in these types of instruments in order to seek to match the total return of the Index in accordance with its investment objective. However, instruments linked to stock market returns may not track the return of the Index in all cases, and may involve additional credit risks. For additional information concerning the Fund's investment practices, see "Appendix A."

ABOUT THE INDEX: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The inclusion of a stock in the S&P 500 Index in no way implies that S&P believes the stock to be an attractive investment. The Index is determined, composed and calculated by S&P without regard to the Fund. S&P is neither a sponsor of, nor in any way affiliated with the Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. "Standard and Poor's 500" is a service mark of S&P.

The 500 securities, most of which trade on the New York Stock Exchange, represented, as of February 28, 1995, approximately 70% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of the Index. Typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries. As of February 28, 1995, the five largest companies in the Index were: General Electric (2.6%), Exxon Corporation (2.2%), American Telephone & Telegraph (2.2%), Coca-Cola (2.0%) and Royal Dutch/Shell (1.7%). The largest industry categories were telephone companies (8.2%), pharmaceuticals (5.8%), financial institutions (5.4%), retail (5.1%) and producer goods (5.0%).

GENERAL: Each Equity Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors. Each Equity Fund (except the Nations Equity Index Fund) also may invest in restricted, private placement and other illiquid securities, real estate investment trust securities and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

BALANCED FUND:


NATIONS BALANCED ASSETS FUND: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset groups in which the Fund principally invests: common stocks, fixed income securities and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. In general, the Adviser believes that common stocks typically offer the best opportunity for long-term capital appreciation, and that high quality companies with above average earnings growth and return on equity offer the best growth prospects among common stocks.


The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. The stocks are primarily those of seasoned, financially strong U.S. companies with records of above-average earnings growth and above-average capital growth potential. No industry will represent 25% or more of the Fund's portfolio at the time of purchase.



The Fund also will invest in government, corporate and mortgage-backed securities (see "Appendix A -- Asset-Backed Securities"). Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by S&P, Moody's, Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA") or Thomson BankWatch, Inc. ("BankWatch"), or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. S&P, Moody's, D&P, Fitch, IBCA and BankWatch are the six Nationally Recognized Statistical Rating Organizations (collectively, "NRSROs"). Obligations with the lowest investment grade rating (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired. Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its total assets in debt obligations of foreign issuers and stocks of foreign corporations. See "Appendix A -- Foreign Securities."

The Fund also may invest in various money market instruments. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant. For more information concerning these instruments, see "Appendix A."

The Fund also may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors and engage in dollar roll transactions. The Fund also may invest in restricted, private placement and other illiquid securities, and may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies. See "Appendix A" below for additional information concerning the investment practices of this Fund.

BOND FUNDS:

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: The Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.

Certain government securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity of the Fund. See "Investment Objectives and Policies" in the Fund's SAI. See "Appendix A" below for additional information concerning the investment practices of this Fund.

NATIONS GOVERNMENT SECURITIES FUND: Under normal circumstances, substantially all, and in any event, at least 65% of the Fund's assets, will be invested in U.S. Government Obligations. U.S. Government Obligations include Treasury Obligations, which differ only in their interest rates, maturities and times of issuance. U.S. Government Obligations also include obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association ("GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, such as obligations of the Fed-eral National Mortgage Association ("FNMA"). For a more detailed description of the investment practices of this Fund, see "Appendix A -- U.S. Government Obligations" and "Asset Backed Securities."

Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Fund's shares, such changes will not affect the income received by the Fund from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may hold or invest in short-term U.S. Government obligations, "high quality" money market instruments (I.E., those within the two highest rating categories or unrated instruments deemed by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, existing circumstances warrant.



NATIONS SHORT-TERM INCOME FUND: In pursuing its investment objective, the Nations Short-Term Income Fund may invest in a broad range of debt obligations such as U.S. Government Obligations; corporate debt obligations, including bonds, notes and debentures rated investment grade by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments (see "Appendix
A -- Foreign Securities"); and mortgage-related securities of governmental issuers, including GNMA, FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations or "CMOs", real estate investment trust securities or mortgage-backed bonds; other Asset-Backed Securities rated by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. (For more information concerning Asset Backed Securities, including Mortgage-Backed Securities, see "Appendix
A -- Asset Backed Securities.")



The Fund will invest, under normal market conditions, at least 65% of the total value of its assets in investment grade corporate bonds and mortgage-backed bonds. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund generally will be rated investment grade at the time of purchase by D&P, Fitch, S&P, Moody's, IBCA or BankWatch, or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.



The Fund also may hold or invest in short-term U.S. Government obligations, "high quality" money market instruments (I.E., those within the two highest rating categories or unrated instruments determined by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic conditions warrant.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its assets in securities of foreign issuers. See "Appendix A" below for additional information concerning the investment practices of this Fund.


NATIONS DIVERSIFIED INCOME FUND: In pursuing its investment objective, the Nations Diversified Income Fund may invest in a broad range of corporate convertible and non-convertible debt obligations such as fixed and variable rate bonds; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments (see "Appendix A -- Foreign Securities"); mortgage-backed securities of governmental issuers, including GNMA, FNMA and FHLMC, or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed securities rated by one of the six NRSRO's, or if not so rated, determined by the Adviser to be of comparable quality. (For more information concerning Asset Backed Securities, including Mortgage-Backed Securities, see "Appendix A -- Asset Backed Securities.") In pursuing its investment objective, the Fund also may invest in dividend-paying convertible and non-convertible preferred and common stocks.


Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in fixed income securities, such as government, government agency and corporate bonds. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Not less than 65% of the debt obligations acquired by the Fund will be rated investment grade at the time of purchase by D&P, Fitch, S&P, Moody's, IBCA or BankWatch, or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.



Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. See "Appendix A -- Lower-Rated Debt Securities."



Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.



The Fund may hold or invest in short-term U.S. Government obligations, "high quality" money market instruments (i.e., those within the two highest rating categories or unrated instruments deemed by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, existing circumstances warrant.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its total assets in securities of foreign issuers. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates. See "Appendix A" below for additional information concerning the investment practices of this Fund.


NATIONS STRATEGIC FIXED INCOME FUND: In pursuing its investment objective, the Nations Strategic Fixed Income Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments (see "Appendix A -- Foreign Securities"); mortgage-backed securities of governmental issuers, including GNMA, FNMA and FHLMC, or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. (For more information concerning Asset Backed Securities, including Mortgage-Backed Securities, see "Appendix A -- Asset Backed Securities.") Pursuant to its investment objective, the Fund also may invest in dividend paying preferred and common stock.



Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by D&P, Fitch, S&P, Moody's, IBCA or BankWatch, or, if unrated, determined by the Adviser to be comparable in quality. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.



The Fund also may hold or invest in short-term U.S. Government obligations, "high quality" money market instruments (i.e., those within the two highest rating categories or unrated instruments determined by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, existing circumstances warrant.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest 10% or more of its total assets in securities of foreign issuers. See "Appendix A -- Foreign Securities." See "Appendix A" below for additional information concerning the investment practices of this Fund.


NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.


The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940 (the "1940 Act"). The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.


The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various count-ries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.



Under normal market conditions, the Fund intends to invest primarily in securities rated A or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S & P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than fifteen years under normal market conditions.


Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" below for additional information concerning the investment practices of the Fund.


GENERAL: The Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk-management. Each of those Funds also may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities. Each of those Funds may engage in reverse repurchase agreements and dollar roll transactions. The Nations Global Government Income Fund may invest in money market instruments, forward foreign currency exchange contracts, futures and options and other instruments. Additionally, each Bond Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.


SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE NATIONS INTERNATIONAL EQUITY FUND, NATIONS EMERGING MARKETS FUND, NATIONS PACIFIC GROWTH FUND AND NATIONS GLOBAL GOVERNMENT INCOME FUND: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each of these Funds presents unique risks that investors should be aware of.

Investors in The Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of it's total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.

Investors in the Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties. For example, the return of Hong Kong to Chinese dominion may have a profound effect on both Hong Kong and China, and could affect the entire Pacific Basin and Far East.

The same is true, but even more so, for the emerging market countries in which the Nations Emerging Markets Fund will invest. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.

The Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.

Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.

The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.

Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in United States markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries. See "Appendix A" for an additional discussion of the risks associated with an investment in the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.


PORTFOLIO TURNOVER: Generally, the Equity Funds, the Balanced Fund and the Bond Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, annual portfolio turnover rates will not exceed 75% for Nations Emerging Markets Fund and Nations Pacific Growth Fund and 175% for Nations Global Government Income Fund. The portfolio turnover rates of the indicated Funds for the fiscal years ended November 30, 1994 and 1993 were as follows: Nations Value Fund -- 75% and 64%, respectively; Nations Capital Growth Fund -- 56% and 81%, respectively; Nations Balanced Assets -- 156% and 50%, respectively; Nations Short-Intermediate Government Fund -- 133% and 92%, respectively; Nations Short-Term Income Fund -- 293% and 121%, respectively; Nations Diversified Income Fund -- 144% and 86%, respectively; and Nations Strategic Fixed Income Fund -- 307% and 161%, respectively. The portfolio turnover rates for the Nations Disciplined Equity Fund for the periods ended November 30, 1995 and April 30, 1994 were 177% and 475%, respectively. The portfolio turnover rates of the Nations Emerging Growth Fund for the fiscal year ended November 30, 1994 and the period from commencement of operations to November 30, 1993 were 129% and 159%, respectively. The portfolio turnover rate of the Nations Equity Index Fund for the period from commencement of operations to November 30, 1994 was 14%. The portfolio turnover rates for the indicated Fund for the fiscal years ended May 31, 1995 and 1994 were as follows: Nations Equity Income Fund -- 158% and 116%, respectively; Nations International Equity
Fund -- 92% and 39%, respectively; and Nations Government Securities Fund -- 413% and 56%, respectively. If a Fund's portfolio turnover exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders.



RISK CONSIDERATIONS: Although the Adviser of the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.



Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Fund's investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, i.e., that the issuer may not be able to pay principal and/or interest when due.



Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with the Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."


INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. In addition, this limitation does not apply to investments by "money market funds" as that term is used under the Investment Company Act of 1940, as amended (the "1940 Act") in obligations of domestic banks.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Each Fund (other than the Nations Global Government Income Fund) may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

The Nations Global Government Income Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of such Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

The investment objective and policies of each Fund, unless otherwise specified, may be changed without a vote of the Fund's shareholders. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.

In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAIs. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


   How Performance Is Shown



From time to time the Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gains distributions. Total return may also be presented for other periods.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.

In addition to Trust B Shares, the Money Market Funds offer Trust A, Investor A, Investor B, Investor C and Investor D Shares. In addition to Trust B Shares, the Non-Money Market Funds offer Trust A, Investor A, Investor C and Investor N Shares. Each class of shares may bear different sales charges, shareholder servicing fees, loads and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or your Institution, as defined below.

   How The Funds Are Managed

The business and affairs of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of its Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc. and Nations Portfolio's SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios, respectively.


Nations Fund and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.



INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NationsBank has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to all of the Funds except for those Funds listed below, for which Nations Gartmore serves as sub-investment adviser.

TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.



TradeStreet provides trust and banking services to individuals, corporations, and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency, and personal and corporate banking. Although Nations Portfolios, as a new registrant, does not have an operating history, NationsBank has significant experience managing mutual funds.



Nations Gartmore with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund pursuant to a sub-advisory agreement. Nations Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, a wholly owned subsidiary of Gartmore plc, a UK company listed on the London Stock Exchange, which is the holding company for a leading UK-based international fund management group of companies (the "Gartmore Group"). Seventy-five percent of the equity of Gartmore plc is owned by Banque Indosuez S.A., a leading French bank. The initial asset management company in the Gartmore Group was founded in 1969 and the Gartmore Group currently provides investment management and advisory services to pension funds, unit trusts, offshore funds and investment funds. As of December 31, 1994 the Gartmore Group had over $30 billion in assets under management. Although Nations Gartmore is newly formed with no experience managing mutual funds, many of its professionals have, in their capacity as employees of the Gartmore Group, managed mutual funds.



Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc. and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to the Non-Money Market Funds, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank or Banque Indosuez S.A. has a lending relationship. For the services provided and expenses assumed pursuant to various Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: 0.50% of the average daily net assets of Nations Equity Index Fund; 0.60% of the average daily net assets of each of the Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund; 0.75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund; 0.65% of the first $100 million of the Nations Government Securities Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus 0.50% of the Fund's average daily net assets in excess of $250 million; 0.75% of the first $100 million of the Nations Equity Income Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus 0.60% of the Fund's average daily net assets in excess of $250 million; 0.90% of the average daily net assets of Nations International Equity Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; 0.90% of the average daily net assets of Nations Pacific Growth Fund; and 0.70% of the average daily net assets of Nations Global Government Income Fund.



For the services provided and the expenses assumed pursuant to sub-advisory agreements, NBAI will pay to TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: 0.15% of the average daily net assets of each of Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund; 0.20% of the average daily net assets of each of Nations Equity Income Fund and Nations Equity Index Fund; 0.25% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund.



For services provided and expenses assumed pursuant to sub-advisory agreements, NBAI will pay Nations Gartmore sub-advisory fees, computed daily and paid monthly, at the annual rates of: 0.70% of Nations International Equity Fund's daily net assets; 0.85% of Nations Emerging Markets Fund's daily net assets; 0.70% of Pacific Growth Fund's daily net assets; and 0.54% of Nations Global Government Income Fund's daily net assets. For the fiscal year ended May 31, 1994, Nations International Equity Fund paid its prior sub-adviser fees at the rate of 0.41% of the Fund's average daily net assets. Although the advisory fees for the Nations Value Fund, Nations Equity Income Fund, Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund, Nations Global Government Income Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund are higher than the advisory fees paid by most other mutual funds, Nations Fund believes that the fees are comparable to the advisory fees paid by many other funds with similar investment objectives and policies.


From time to time, NBAI, TradeStreet and/or Nations Gartmore may waive (either voluntarily or pursuant to applicable state limitations) advisory or sub-advisory fees payable by a Fund. For the fiscal year ended November 30, 1994, after waivers, Nations Fund Trust paid NationsBank, under a prior Advisory Agreement advisory fees at the indicated rate of the following Funds' average daily net assets: Nations Value Fund -- 0.74%; Nations Capital Growth
Fund -- 0.75%; Nations Emerging Growth Fund -- 0.75%; Nations Disciplined Equity Fund -- 0.05%; Nations Equity Index Fund -- 0.10%; Nations Balanced Assets
Fund -- 0.75%; Nations Short-Intermediate Government Fund -- 0.40%; Nations Short-Term Income Fund -- 0.29%; Nations Diversified Income Fund -- 0.40%; and Nations Strategic Fixed Income Fund -- 0.52%. For the fiscal year ended November 30, 1994, after waivers, Nations Disciplined Equity Fund paid its prior sub-adviser fees at the rate of 0.21% of the Fund's average daily net assets.



For the fiscal year ended May 31, 1995, after waivers, Nations Fund, Inc. paid NationsBank, under a prior Advisory Agreement fees at the indicated rate of the following Funds' average daily net assets: Nations Government Securities
Fund -- 0.46%; Nations Equity Income Fund -- 0.68%; and Nations International Equity Fund -- 0.40%. For the fiscal year ended May 31, 1995, after waivers, Nations International Equity Fund paid its prior sub-adviser fees at the rate of 0.38% of the Fund's average daily net assets.


Sharon M. Herrmann has been the principal portfolio manager for Nations Value Fund since its inception in 1989. Ms. Herrmann is a Senior Vice President and Director of the Value Equity Style Group and personally manages the core value equity funds of NationsBank's trust investment division. Ms. Herrmann has over 20 years investment experience with NationsBank. Ms. Herrmann earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research.

Eric S. Williams, a Senior Vice President of NationsBank, has been the principal portfolio manager for Nations Equity Income Fund since 1991. Mr. Williams is Senior Portfolio Manager for NationsBank's investment management division's Equity Income Style Group. He has a B.S. in Business Administration, SUMMA CUM LAUDE, from East Carolina University and has an M.B.A. in Finance from Indiana University. Mr. Williams has been with NationsBank's investment management division since 1986. He is a member of the Association for Investment Management and Research and is on the Advisory Board of Indiana University's Reese Investment Fund.

Stephen Watson has been the principal portfolio manager of the Nations International Equity Fund since February, 1995. He joined the Gartmore Group as a Global Fund Manager in August 1993 and was recently appointed Head of the International and Global Team. Prior to that, Mr. Watson was employed by James Capel Fund Managers where he acted as a Director, Global Fund Manager and Client Services Manager for various international clients. From 1980 to 1987 he was associated with Capel-Cure Myers in their portfolio Management Division and prior to that he was with the investment division at Samuel Montagu. Mr. Watson is currently a member of the Securities Institute.


Philip J. Sanders, a member of the Value Equity Group, has been the principal portfolio manager for the Nations Capital Growth Fund since May of 1995. Mr. Sanders is also the Vice President and Fund Manager of the Nations Balanced Target Maturity Fund. Mr. Sanders joined NationsBank in 1988 and prior to joining NationsBank he was employed at Duke Power Company for six years where he supervised and performed various types of detailed financial analysis. He holds a B.A. in Economics from the University of Michigan and a M.B.A. from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.


Edward E. Smiley is a Senior Vice President of NationsBank and has been the principal portfolio manager for Nations Emerging Growth Fund since 1992. Mr. Smiley received his B.B.A. in Management from Southern Methodist University in 1966 and is a Chartered Financial Analyst. After serving in investment positions with Merrill Lynch and Dean Witter, Mr. Smiley joined Interfirst Investment Management as a senior portfolio manager in 1980. Mr. Smiley manages Emerging-Midcap Funds Style for NationsBank. Mr. Smiley also serves as one of the officer members on the Growth Equity Style Group. Mr. Smiley is a member of the Association for Investment Management and Research and the Dallas Association of Investment Analysts. Mr. Smiley has over 25 years of investment experience.

Steve Smith, a Senior Vice President at NationsBank, has been portfolio manager for Nations Disciplined Equity Fund since April 1995. Mr. Smith has approximately twenty years of investment management experience, the last twelve years with NationsBank and its affiliates. Mr. Smith is a Chartered Financial Analyst and a member of the Association of Investment Management and Research. Mr. Smith earned a B.S. in engineering and an M.B.A. from the University of Alabama.


Julie L. Hale is the Vice President and Manager of the Balanced Assets Group and Co-Manager of the Equity Income Group and has been the principal portfolio manager for the Nations Balanced Assets Fund since May 1995. Ms. Hale joined NationsBank in 1991 and was previously employed with National City Bank in Ohio and the Mercantile Safe Deposit & Trust Company in Baltimore, Maryland. She received a B.S. from Mount St. Mary's College and an M.B.A. from Kent State University. She is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.



Gregory H. Cobb is a Vice President and Fixed Income Portfolio Manager at NationsBank and has been principal portfolio manager for Nations Strategic Fixed Income Fund since 1995. Mr. Cobb, who joined NationsBank in 1993, is a member of the Fixed Income Group and has over 7 years of portfolio management experience. Mr. Cobb received a B.A. from the University of North Carolina at Chapel Hill.



David M. Hetherington is Senior Vice President, Director of Fixed Income Management and a member of the Investment Policy Committee. Mr. Hetherington has been the principal portfolio manager of the Nations Short-Term Income Fund since 1995. Mr. Hetherington has over 16 years of investment experience including security analysis and portfolio management. Mr. Hetherington received a B.A. from Duke University and holds the Chartered Financial Analyst designation.



Mark S. Ahnrud is a Vice President and Fixed Income Portfolio Manager at NationsBank. He has been the principal portfolio manager for the Nations Diversified Income Fund since 1992. Mr. Ahnrud is a member of the Fixed Income Team and has eight years of investment experience. Mr. Ahnrud received a B.S. from Babson College and an M.B.A. from Duke University. Mr. Ahnrud holds the Chartered Financial Analyst designation.



John Swaim joined NationsBank in 1986 and has been the principal portfolio manager for Nations Short-Intermediate Government Fund and Nations Government Securities Fund since 1995. Mr. Swaim is a member of the Fixed Income Team and has over eight years of investment experience. Mr. Swaim previously served as derivative products manager for the NationsBank Texas Corporate Investment division portfolio. Mr. Swaim received his B.S. from the University of North Texas and holds an M.B.A. from the University of Texas, Arlington.


Mark Rimmer is the principal portfolio manager of the Nations Global Government Income Fund and has been an International Fixed Income Manager with the Gartmore Group since 1990. He joined Gulf International Bank in 1986 on the trading desk, and subsequently joined their Investment Management Group in 1988, managing multi-currency funds for institutional clients in the Gulf region. Prior to that he was associated with Sumitomo Finance International as a senior trader. Mr. Rimmer graduated from Cambridge University in 1984 with an honors degree in Economics. Mr. Rimmer also is a member of the Institute of Investment Management and Research.


Philip Ehrmann is the principal portfolio manager of the Nations Emerging Markets Fund and is the head of the Nations Gartmore Emerging Markets Team. Prior to joining Nations Gartmore, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. Mr. Ehrmann has over 15 years of investment management experience.


Seok Teoh is the principal portfolio manager of the Nations Pacific Growth Fund. She has been associated with the Gartmore Group since 1990 as the London based manager on its Far East desk. Prior to that Ms. Teoh worked for Overseas Union Bank Securities in Singapore where she was responsible for Singaporean and Malaysian equity sales and then subsequently for Rothschild as a Fund Manager in Singapore and later in Tokyo. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham in 1985.


Morrison & Foerster LLP, counsel to Nations Fund and special counsel to NationsBank, has advised Nations Fund and NationsBank, that subsidiaries of NationsBank may perform the services contemplated by the various Investment Advisory Agreements, without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such subsidiaries of NationsBank from continuing to perform, in whole or in part, such services. If such subsidiaries of NationsBank were prohibited from performing any such services, it is expected that the Board of Trustees of Nations Fund Trust and the Boards of Directors of Nations Fund, Inc. and Nations Portfolios would recommend to each Fund's shareholders that they approve a new advisory agreement with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations

Fund pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.

The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Fund pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, TSSG provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.


For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and TSSG are entitled to receive a combined fee at the annual rate of up to 0.10% of each Fund's average daily net assets. For the fiscal year ended November 30, 1994, after waivers, Nations Fund Trust paid its administrators fees at the rate of 0.09% of the following Funds' average daily net assets: Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Balanced Assets Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund. For the fiscal year ended May 31, 1995, after waivers, Nations Fund, Inc. paid its administrators fees at the rate of 0.09% of the following Funds' average daily net assets: Nations Equity Income Fund, Nations International Equity Fund and Nations Government Securities Fund.



NationsBank serves as sub-administrator for Nations Fund pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. Nations Fund has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Trust Shares of the Funds.

Morgan Guaranty Trust Company ("Morgan Guaranty"), Avenue des Arts, 35 1040 Brussels, Belgium, serves as custodian for the assets of the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.

TSSG serves as the Transfer Agent for each of the Fund's Trust Shares. NationsBank of Texas, N.A. ("NationsBank of Texas", collectively with Morgan Guaranty, called "Custodians") serves as custodian for the assets of each Fund except Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund. NationsBank of Texas also serves as the sub-transfer agent for each Fund's Trust Shares and is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of each Fund for which it serves as custodian, (ii) $10.00 per repurchase collateral transaction by such Funds, and (iii) $15.00 per purchase, sale and maturity transaction involving such Funds. In return for providing sub-transfer agency services for the Trust Shares of Nations Fund, NationsBank of Texas is entitled to receive an annual fee from TSSG of $251,000.

Price Waterhouse LLP serves as independent accountants to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Trust B Shares, are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, NationsBank, Stephens and TSSG; taxes; interest; fees (including fees paid to Nations Fund's trustees, directors and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodians and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, NationsBank, Stephens or TSSG under their respective agreements with Nations Fund; and any extraordinary expenses. Trust B Shares also bear certain shareholder servicing costs. Any general expenses of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios or in such other manner as the Board of Trustees or the relevant Board of Directors determines is fair and equitable.

   Organization And History

The Funds are members of the Nations Fund Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios and Nations Institutional Reserves (formerly known as the Capitol Mutual Funds). The Nations Fund Family currently has 44 distinct investment portfolios and total assets in excess of $16 billion.


NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. The Money Market Funds currently offer six classes of shares -- Trust A Shares, Trust B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Investor D Shares. The Non-Money Market Funds currently offer five classes of shares -- Trust A Shares, Trust B Shares, Investor A Shares, Investor C Shares and Investor N Shares. Certain funds, however, do not offer shares of each class. This Prospectus relates only to the Trust B Shares of the following funds of Nations Fund Trust: Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Balanced Assets Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-626-2275.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of when the 1940 Act requires voting by fund.


As of January   , 1996, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 270,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Trust B Shares of the following funds of Nations Fund, Inc.: Nations Equity Income Fund, Nations International Equity Fund and Nations Government Securities Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-626-2275.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of January   , 1996, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 23, 1995. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 50,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Trust B Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-626-2275.


Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.


As of January   , 1996, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

   How To Buy Shares


Trust B Shares are sold primarily to qualified plans and other financial institutions (including NationsBank and its affiliated and correspondent banks) ("Institutions") that have entered into shareholder administration agreements ("Administration Agreements") with Nations Fund and that are acting on behalf of their customers ("Customers") having a qualified trust account at or relationship with the Institution.



Trust B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution. Institutions, however, may charge their Customers' accounts for services provided in connection with the purchase of shares. Purchases of the Funds may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business ("NYSE Business Day"). A NYSE Business Day is a "Business Day" as that term is used in this Prospectus.


There is a minimum initial investment of $1,000 for each record holder; there is no minimum subsequent investment.


The Institutions have entered into Administration Agreements whereby they will provide various shareholder services for their Customers that own Trust B Shares. From time to time, Nations Fund may voluntarily reduce the maximum fees payable for shareholder services.


Nations Fund reserves the right to reject any purchase order. The issuance of Trust B Shares is recorded on the books of the Funds, and share certificates are not issued.


Purchase orders for Trust B Shares in the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund's Custodian. Such payment must be received not later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution.


Institutions are responsible for transmitting orders for purchases of Trust B Shares by their Customers, and for delivering required funds, on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Fund.


   Shareholder Administration Arrangements



The Funds have adopted a Shareholder Administration Plan (the "Administration Plan") pursuant to which Institutions provide shareholder administration services to their Customers who from time to time beneficially own Trust B Shares. Payments under the Administration Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.60% of the average daily net asset value of the Trust B Shares beneficially owned by Customers with whom the Institutions have a servicing relationship. Additionally, in no event may the portion of the shareholder administration fee that constitutes a "service fee," as that term is defined in Article III, Section 26(b)(9) of the Rules of Fair Practice of the NASD, exceed 0.25% of the average daily net asset value of such Trust B Shares of a Fund. Holders of Trust B Shares will bear all fees paid to Institutions under the Administration Plan.



Such shareholder services supplement the services provided by Stephens, TSSG and the Transfer Agent to shareholders of record. The shareholder services provided by Institutions may include: (i) aggregating and processing purchase and redemption requests for Trust B Shares from Customers and transmitting promptly net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Trust B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Trust B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Trust B Shares; (vii) providing sub-accounting with respect to Trust B Shares beneficially owned by Customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services; and (xii) providing such other similar services as may be reasonably requested.



Nations Fund may suspend or reduce payments under the Administration Plan at any time, and payments are subject to the continuation of the Administration Plan described above and the terms of the Administration Agreement between Institutions and Nations Fund. See the SAIs for more details on the Administration Plan.



The Administration Plan also provides that, to the extent any portion of the fees payable under the Administration Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act.



Nations Fund understands that Institutions may charge fees to their Customers who are the owners of Trust B Shares in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by an Institution under its Administration Agreement with Nations Fund. The Administration Agreement requires an Institution to disclose to its Customers any compensation payable to the Institution by Nations Fund and any other compensation payable by the Customers in connection with the investment of their assets in Trust B Shares. Customers of Institutions should read this Prospectus in light of the terms governing their accounts with their Institutions.


Conflict of interest restrictions may apply to the receipt by Institutions of compensation from Nations Fund in connection with the investment of fiduciary assets in Trust B Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Trust B Shares.

   How To Redeem Shares


Customers may redeem all or part of their Trust B Shares in accordance with instructions and limitations pertaining to their account at an Institution. It is the responsibility of the Institutions to transmit redemption orders to Stephens or to the Transfer Agent and to credit their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders that it receives to Nations Fund. No charge for wiring redemption payments is imposed by Nations Fund, although the Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Trust B Shares. Information concerning these services and any charges are available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent.



With respect to the Funds, redemption proceeds are normally remitted in federal funds wired to the redeeming Institution within three Business Days following receipt of the order.



Nations Fund may redeem a shareholder's Trust B Shares if the balance in such shareholder's account drops below $500 as a result of redemptions, and the shareholder does not increase his or her balance to at least $500 on 60 days' written notice. If a shareholder has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the shareholder may be obliged to redeem all or a part of his or her Trust B Shares in the Funds to the extent necessary to maintain the required minimum balance in such Institution account. Nations Fund also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



   How To Exchange Shares



The exchange feature enables a shareholder of Trust B Shares of a Fund to acquire Trust B Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision.

An exchange of Trust B Shares for Trust B Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.



The Funds and each of the other funds of Nations Fund may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Fund upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased.



Nations Fund reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.



During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Institution through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.



Trust B Shares may be exchanged by directing a request directly to the Institution through which the original Trust B Shares were purchased or in some cases Stephens or the Transfer Agent. Investors should consult their Institution or Stephens for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.


   How The Funds Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each NYSE Business Day. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, President's Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The Funds' portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Trustees or Directors.


   How Dividends And Distributions Are Made;
   Tax Information

DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income are declared daily and paid monthly by the Bond Funds. Dividends from net investment income are declared and paid each fiscal quarter by the Equity Funds and the Balanced Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually.


Trust B Shares of the Bond Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed. Trust B Shares of the Equity Funds and the Balanced Fund are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


The net asset value of Trust B Shares in the Funds will be reduced by the amount of any dividend or distribution. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Certain purchasing Institutions may provide for the reinvestment of dividends in additional Trust B Shares of the same Fund. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Trust B Shares in a Fund. Each Fund's net investment income available for distribution to the holders of Trust B Shares will be reduced by the amount of shareholder servicing fees payable to Institutions under the Servicing Agreements.


TAX INFORMATION

Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an Individual Retirement Account are generally deferred under the Code.)


Corporate shareholders may be entitled to the dividends received deduction for distributions from those Funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing Fund. Corporate shareholders of the Nations International Equity Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by these Funds to the extent that a Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.


Substantially all of the net realized long-term capital gains of the Non-Money Market Funds, if any, will be distributed at least annually to such Funds' shareholders. These Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from Federal income taxes as long-term capital gains, regardless of how long the shareholders have held such Funds' shares and whether such gains are received in cash or reinvested in additional shares. The Money Market Funds do not expect to realize long-term capital gains and, therefore, do not expect to distribute any capital gain dividends.

Portions of the Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, more than 50% of the value of the total assets of each Fund will consist of securities of foreign issuers, and therefore each Fund may elect to "pass through" to its shareholders these foreign taxes, if any. In such event each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income taxes for such amount.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state and local taxes.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

Federal law requires Nations Fund to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Fund and/or redemptions (including exchange redemptions) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. If the Internal Revenue Service has notified Nations Fund that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding, the Fund is required by the Internal Revenue Service to withhold 31% of any dividend (other than exempt-interest dividends) and/or redemption (including exchange redemptions). Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonres-ident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situations. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET BACKED SECURITIES: Asset Backed Securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset Backed Securities consist of both mortgage and non-mortgage backed securities. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, Asset Backed Securities provide periodic payments which generally consist of both interest and principal payments.


The life of an Asset Backed Security varies depending upon the rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.


MORTGAGE BACKED SECURITIES represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by GNMA, by FNMA and FHLMC. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest. Each mortgage loan included in the pool is either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA").

The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single-family dwelling mortgage with a 25- to 30-year maturity, the type of mortgage which backs most GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Due to the large numbers of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments.

Mortgage backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

Collateralized mortgage obligations or "CMOs," are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet been developed.


The average life of mortgage backed securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity of the Funds. For additional information concerning mortgage backed securities, see the related SAI.


NON-MORTGAGE ASSET BACKED SECURITIES include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass- through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

The purchase of non-mortgage backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset Backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the card holder.

The development of non-mortgage backed securities is at an early stage compared to mortgage backed securities. While the market for Asset Backed Securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organizations and non-mortgage backed securities is not as well developed. As stated above, each Fund intends to limit its purchases of mortgage backed securities issued by certain private organizations and non-mortgage backed securities to securities that are readily marketable at the time of purchase.


BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.


Eurodollar, Yankee dollar, and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. The Funds are parties to a Line of Credit Agreement with Mellon Bank, N.A. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, the Nations Treasury Fund may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements as discussed below. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.


COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Certain of the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

FIXED INCOME INVESTING: The performance of the fixed-income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the United States Dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted. The Nations International Equity Fund will generally not enter into a forward contract with a term of greater than one year.


FOREIGN SECURITIES: Foreign securities include obligations of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers, and companies than in the U.S. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as equity swap contracts, interest rate swaps, currency swaps, caps, collars and floors.



The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.


GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts ("GICs") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general as seperate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.


A Fund will only purchase GICs from issuers which, at the time of purchase, and meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are generally considered to be illiquid investments.



ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds will not knowingly invest more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. The Non-Money Market Funds will not knowingly invest more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements and time deposits that do not provide for payment to a Fund within seven days after notice, guaranteed investment contracts and some commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") (other than variable amount master demand notes with maturities of nine months or less), are subject to the limitation on illiquid securities.



If otherwise consistent with its investment objective and policies, certain Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A the level of illiquidity of a Fund holding such securities may increase during such period.


INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of its portfolio from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating rate payments for fixed rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.



LOWER-RATED DEBT SECURITIES: Lower-rated, high-yielding securities are those rated Ba or B by Moody's or BB or B by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing. The Funds intend to limit their investments in lower-quality debt securities to 35% of assets.


The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Board, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.

The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.


Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition are adequate to meet future obligations, have improved, or are expected to improve in the future.


Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.

MONEY MARKET INSTRUMENTS: With respect to Non-Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of one year or less. With respect to Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of 397 days or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable or floating rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.



Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: A Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Fund and Nations Institutional Reserves.


SECURITIES LENDING: To increase return on portfolio securities, certain of the Funds may lend their portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of credit worthy and when, in their judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 30% of the value of its total assets.


SHORT SALES: A short sale is the sale of a security that a Fund does not own. A short sale is "against the box" if at all times when the short position is open a Fund owns an equal amount of securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities sold short.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: Certain of the Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indexes, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.


Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the U.S. Government, E.G., GNMA certificates; in other cases interest and principal are not guaranteed, E.G., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.


VARIABLE AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating-interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.


   Appendix B -- Description of Ratings



The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.



     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.



     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.



     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.



     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.



The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.



     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.



The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:



     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.



     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.



     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.



     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.



To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.



The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:



     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.



     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.



To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.



The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:



     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.



The following summarizes the two highest ratings used by S&P for short-term municipal notes:



     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.



     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are Duff 1, Duff 2 and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.



The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:



     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.



     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.



Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.



The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



D&P uses the short-term ratings described above for commercial paper.



Fitch uses the short-term ratings described above for commercial paper.



BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.



BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following is the four investment grade ratings used by BankWatch for long-term debt:



     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is very high.



     AA -- The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.



     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.



     TBW-1 -- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.



     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.



     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.



The following summarizes the three highest long-term ratings used by IBCA:



     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.



     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.



     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.



The following summarizes the three highest short-term debt ratings used by IBCA:



     A1+ -- Obligations supported by the highest capacity for timely repayment and possessing a particularly strong credit feature.



     A1 -- Obligations supported by the highest capacity for timely repayment.



     A2 -- Obligations supported by a good capacity for timely repayment.

                          NATIONS FUND PORTFOLIOS, INC.


                       Statement of Additional Information




                          NATIONS EMERGING MARKETS FUND
                           NATIONS PACIFIC GROWTH FUND
                      NATIONS GLOBAL GOVERNMENT INCOME FUND



                        Investor Shares and Trust Shares

















                                December 21, 1995
                               as supplemented on
                                January 29, 1996



         This Statement of Additional Information ("SAI") provides supplementary information pertaining to the classes of shares representing interests in the above listed three investment portfolios of Nations Fund Portfolios, Inc. (individually, a "Fund" and collectively, the "Funds"). This SAI is not a prospectus, and should be read only in conjunction with the current prospectuses for the aforementioned Funds related to the class or series of shares in which one is interested, dated September 1, 1995 for all shares except the Trust B Shares, and March 26, 1996 for the Trust B Shares (each a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings assigned in the Prospectuses. Copies of these Prospectuses may be obtained by writing Nations Fund c/o Stephens Inc., One NationsBank Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Fund at 1-800-321-7854.

                                TABLE OF CONTENTS

                                                                                          Page

INTRODUCTION............................................................................    1

FUND TRANSACTIONS AND BROKERAGE.........................................................    1
         General Brokerage Policy.......................................................    1
         Section 28(e) Standards........................................................    3

ADDITIONAL INFORMATION ON FUND INVESTMENTS..............................................    4
         General........................................................................    4
         When-lssued Securities.........................................................    5
         Delayed Delivery Transactions..................................................    6
         Foreign Currency Transactions .................................................    6
         Futures, Options and Other Derivative
           Instruments .................................................................    7
         Risk Factors Associated with Futures and
           Options Transactions.........................................................   15
         Interest Rate Transactions ....................................................   17
         Asset Backed Securities .......................................................   18
         Special Situations.............................................................   22
         Equity Swap Contracts..........................................................   22
         Reverse Repurchase Agreements .................................................   23
         Securities Lending ............................................................   24
         Short Sales....................................................................   24
         Guaranteed Investment Contracts................................................   24
         Illiquid Securities............................................................   25
         Commercial Instruments.........................................................   25
         Municipal Securities...........................................................   25
         Real Estate Investment Trusts .................................................   27
         Additional Investment Limitations .............................................   27

NET ASSET VALUE.........................................................................   29
         Purchases and Redemptions......................................................   29
         Net Asset Value Determination..................................................   30
         Exchanges......................................................................   31

DESCRIPTION OF SHARES...................................................................   31
         Dividends and Distributions....................................................   31
         Emerging Markets Fund and Pacific
           Growth Fund..................................................................   34
         Global Government Income Fund..................................................   34

                                       i



                                                                                          Page


ADDITIONAL INFORMATION CONCERNING TAXES.................................................   34
         Qualification as a Regulated Investment
         Company........................................................................   34
         Excise Tax on Regulated Investment Companies...................................   37
         Sale or Redemption of Shares...................................................   37
         Foreign Shareholders...........................................................   38
         Effect of Future Legislation; Local Tax
            Considerations .............................................................   39

DIRECTORS AND OFFICERS..................................................................   39
         Nations Funds Retirement Plan..................................................   43
         Nations Funds Deferred Compensation Plan.......................................   43


INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, SHAREHOLDER SERVICING, SHAREHOLDER ADMINISTRATION AND DISTRIBUTION
AGREEMENTS                                                                                 46

         The Company and Its Common Stock...............................................   46
         Investment Adviser.............................................................   47
         Investment Styles..............................................................   49
         Administrator and Co-Administrator.............................................   50
         Distributor....................................................................   51
         Distribution Plans and Shareholder Servicing
           Arrangements for Investor Shares.............................................   51
                  Investor A Shares.....................................................   51
                  Investor C Shares.....................................................   52
                  Investor N Shares.....................................................   54
         Information Applicable to Investor A,
           Investor C and Investor N Shares.............................................   55
         Shareholder Administration Plan
           (Trust B Shares).............................................................   56
         Expenses.......................................................................   57
         Transfer Agents and Custodians.................................................   58

INDEPENDENT ACCOUNTANTS AND REPORTS.....................................................   59

COUNSEL.................................................................................   59

ADDITIONAL INFORMATION ON PERFORMANCE...................................................   59
         Yield Calculations.............................................................   59
         Total Return Calculations......................................................   60

MISCELLANEOUS...........................................................................   62
         Certain Record Holders.........................................................   62

SCHEDULE A - Description of Ratings.....................................................  A-1

SCHEDULE B - Additional Information Concerning
         Options & Futures..............................................................  B-1

                                       ii

SCHEDULE C - Additional Information Concerning
         Mortgage Backed Securities.....................................................  C-1

                                       iii



                                  INTRODUCTION


         Nations Fund  Portfolios,  Inc. (the  "Company") is a mutual fund.  The rules and  regulations of the United States  Securities and Exchange  Commission
(the "SEC") require all mutual funds to furnish  prospective  investors  certain information  concerning the  activities of the mutual fund being  considered for
investment.   This  information   about  the  Company  is  included  in  various
Prospectuses.  The  Prospectuses  relate to the Trust A,  Trust B,  Investor  A,
Investor C and Investor N Shares of Nations Emerging Markets Fund (the "Emerging
Markets  Fund"),  Nations  Pacific  Growth Fund (the "Pacific  Growth Fund") and
Nations  Global  Government  Income Fund (the "Global  Government  Income Fund")
(each, a "Fund" and collectively,  the "Funds").  The Trust A and Trust B Shares are  collectively  referred  to herein as "Trust  Shares"  and the  Investor  A,
Investor  C and  Investor  N Shares  are  collecting  referred  to as  "Investor
Shares."  NationsBanc  Advisors,  Inc. ("NBAI") is the investment adviser to the
Funds.  Nations  Gartmore  Investment   Management  ("Nations   Gartmore"or  the
"Sub-Adviser") is sub-investment adviser. Prospectuses relating to the Funds may be obtained  without  charge by written  request to Nations Fund,  c/o Stephens,
Inc., One NationsBank Plaza, 33rd Floor, Charlotte, NC 28255. Investors also may call toll-free at (800) 321-7854.


         This SAI is intended to furnish  prospective  investors with additional information  concerning  the  Company  and the  Funds  Some  of the  information required to be in this SAI is also included in the Funds' current  Prospectuses, and,  in order to avoid  repetition,  reference  will be made to sections of the
Prospectuses.   Additionally,   the  Prospectuses  and  this  SAI  omit  certain
information  contained in the registration  statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectuses and this SAI, may be obtained  from the SEC by paying the charges  prescribed  under its rules and regulations.

FUND TRANSACTIONS AND BROKERAGE

General Brokerage Policy


         Subject to policies established by the Board of Directors of the Company, NBAI is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of each Fund's securities transactions, and for the allocation of brokerage fees in connection with such transactions. NBAI's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While NBAI generally seeks reasonably competitive commission rates, a Fund does not necessarily pay the lowest commission or spread available.

         Subject to policies established by the Board of Directors of the Company, NBAI and the Sub-Adviser of the Funds are responsible for decisions to buy and sell securities for the Funds, for the selection of broker-dealers, for the execution of the Funds' securities transactions, and for the allocation of brokerage fees in connection with such transactions. The primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While NBAI and the Sub-Adviser generally seek reasonably competitive commission rates, a Fund will not necessarily pay the lowest commission or spread available.

         NBAI and the Sub-Adviser  anticipate that most brokerage  services will be  provided  by  brokerage  companies  located  in  London.  A  portion  of the securities in which the Funds invest are
                                       1

traded in over-the-counter markets, and in the transactions, a Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere.
Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation in the form of a mark up or mark down.

         NBAI and the Sub-Adviser may from time to time determine target levels of commission business to transact with various brokers on behalf of its clients
(including the Company) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's attitude toward and interest in mutual funds in general and in the Company and other mutual funds advised by NBAI and Sub-Adviser in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by NBAI and Sub-Adviser.

         Subject to the overall objective of obtaining best price and execution for the Funds, NBAI and the Sub-Adviser may also consider sales of shares of the Funds and of the other mutual funds managed or advised by NBAI and the Sub-Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         NBAI and the Sub-Adviser will seek, whenever possible, to recapture for the benefit of a Fund any commission, fees, brokerage or similar payments paid by such Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of an account's portfolio securities in a tender or exchange offer.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to NBAI and the Sub-Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the  services  required  to be  performed  by NBAI and the
Sub-Adviser  under their  agreements with each Fund and the expenses of NBAI and the  Sub-Adviser  will not  necessarily be reduced as a result of the receipt of
such  supplemental   information.   Certain  research   services   furnished  by
broker-dealers  may be useful to NBAI and the  Sub-Adviser  in  connection  with their services to other  advisory  clients,  including the investment  companies which they  advise.  Also,  the Funds may pay a higher price for  securities  or
higher   commissions   in  recognition   of  research   services   furnished  by
broker-dealers.

         NBAI and the  Sub-Adviser  and their  affiliates  manage  several other investment  accounts  some of which may have  investment  objectives  similar to those of one or more of the Funds.  It is  possible  that,  at times,  identical securities will be appropriate for investment by one or more of the Funds and by one or more of such investment accounts. The position of each account,  however, in the  securities  of the same issuer may vary and the length of time that each account may choose to hold its  investment in the  securities of the same issuer may likewise  vary.  The timing and amount of purchase by each account will also be  determined  by its cash  position.  If the  purchase  or sale of  securities consistent  with  the  investment  policies  of a Fund  and one or more of these accounts  is  considered  at or  about  the  same  time,  transactions  in  such securities will be allocated among the accounts in a manner deemed  equitable by
NBAI  and  the   Sub-Adviser.   NBAI  and  the   Sub-Adviser  may  combine  such
transactions,  in accordance with applicable laws and  regulations,  in order to
                                       2

obtain  the  best  net  price  and  most   favorable   execution.   Simultaneous
transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         In some cases the  procedure  for  allocating  securities  transactions among the various  investment  accounts  advised by NBAI and the Sub-Adviser and their  affiliates  could  have an  adverse  effect  on the  price or  amount  of securities  available to a Fund.  In making such  allocations,  the main factors considered by NBAI and the Sub-Adviser are the respective  investment objectives and policies of such advisory clients, the relative size of holdings of the same or comparable securities,  the availability of cash for investment,  the size of
investment   commitments  generally  held  and  the  judgments  of  the  persons responsible for recommending the investment.


         Under the Investment  Company Act of 1940, as amended (the "1940 Act"), persons affiliated with the Company are prohibited from dealing with the Company as principal in the purchase and sale of  securities  unless an exemptive  order allowing such  transactions  is obtained from the SEC.  Pursuant to an exemption granted  by the SEC,  each Fund may  engage in  transactions  involving  certain instruments with Shearson Lehman Brothers,  the indirect parent of the Company's distributor,  or particular  affiliates of Shearson Lehman  Brothers,  acting as
principal.   Each  of  the  Funds  may  purchase  securities  from  underwriting syndicates of which NBAI or the Sub-Adviser or any of its affiliates is a member under certain  conditions,  in accordance  with the provisions of a rule adopted under the 1940 Act and any restrictions imposed by the Board of Governors of the
Federal Reserve System.

Section 28(e) Standards


         Under Section 28(e) of the  Securities  Exchange Act of 1934,  NBAI and
the  Sub-Adviser  shall  not be  "deemed  to have  acted  unlawfully  or to have breached its fiduciary duty" solely because under certain  circumstances  it has caused the  account to pay a higher  commission  than the lowest  available.  To obtain the benefit of Section 28(e), an Adviser and Sub-Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research  services  provided . . . viewed in terms of either that particular transaction or its overall  responsibilities with respect to the  accounts as to which it  exercises  investment  discretion  and that the services  provided by a broker  provide an Adviser  with lawful and  appropriate
assistance   in   the    performance    of   its    investment    decisionmaking
responsibilities."  Accordingly,  the price to a Fund in any  transaction may be less favorable than that available from another  broker-dealer if the difference is reasonably  justified by other aspects of the  portfolio  execution  services offered.

         Broker-dealers  utilized  by  NBAI  and  the  Sub-Adviser  may  furnish statistical, research and other information or services which are deemed by NBAI and the Sub-Adviser to be beneficial to the Funds' investment programs. Research services  received  from brokers  supplement  NBAI's and the  Sub-Adviser's  own research and may include the following  types of  information:  statistical  and background  information on industry groups and individual  companies;  forecasts and  interpretations  with  respect to U.S and  foreign  economies,  securities, markets,  specific  industry  groups and  individual  companies;  information on political developments;  fund management strategies;  performance information on securities and  information  concerning  prices of securities;  and  information supplied  by  specialized  services  to  NBAI  and  the  Sub-Adviser  and to the
Company's directors with respect to the performance,  investment  activities and fees and expenses of other mutual funds.  Such  information  may be communicated electronically,  orally or in written form.
                                       3

Research   services  may  also  include  the  providing  of  equipment  used  to communicate research  information,  the arranging of meetings with management of companies  and the  providing  of  access to  consultants  who  supply  research information.

         The outside research assistance is useful to NBAI and the Sub-Adviser since the brokers utilized by NBAI and the Sub-Adviser as a group tend to follow a broader universe of securities and other matters than NBAI's and the Sub-Adviser's staff can follow. In addition, this research provides NBAI and the Sub-Adviser with a diverse perspective on financial markets. Research services which are provided to NBAI and the Sub-Adviser by brokers are available for the benefit of all accounts managed or advised by NBAI. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. NBAI and the Sub-Adviser are of the opinion that because the broker research supplements rather than replaces their research, the receipt of such research does not tend to decrease their expenses, but tends to improve the quality of their investment advice. However, to the extent that NBAI and the Sub-Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to NBAI and the Sub-Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to NBAI and the Sub-Adviser with clients other than the Funds. Similarly, any research services received by NBAI through the placement of fund transactions of other clients may be of value to NBAI and the Sub-Adviser in fulfilling their obligations to the Funds. NBAI and the Sub-Adviser are of the opinion that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Company by improving the quality of NBAI's and the Sub-Adviser's investment advice. The advisory fees paid by the Company are not reduced because
NBAI and the Sub-Adviser receive such services.

         Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by NBAI's and the Sub-Adviser's clients, including the Funds.


                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

General

         Information concerning each Fund's investment objective is set forth in each of the Prospectuses under the headings "Objectives," "How Objectives Are
Pursued," and "Appendix A." There can be no assurance that the Funds will achieve their objectives. The principal features of the Funds' investment programs and the primary risks associated with those investment programs are discussed in the Prospectuses under the heading "How Objectives Are Pursued" and "Appendix A." The values of the securities in which the Funds invest fluctuate based upon interest rates, foreign currency rates, the financial stability of the issuer and market factors.

         The   Funds  are   dollar-denominated   mutual   funds  and   therefore
consideration  is given to  hedging  part or all of the  portfolio  back to U.S.
dollars from international currencies.  All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis  (purchasing  power  parity is a method for  determining  the relative  purchasing  power of different  currencies  by comparing the amount of each  currency  required to purchase a typical  bundle of goods and  services to domestic  markets) and an estimation of short-
                                       4

term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

         Pursuant to one of the Company's  fundamental  investment  restrictions
(see  "How  Objectives  Are  Pursued-Investment  Limitations"  in the  Company's
Prospectuses), the Company does not have authority to purchase any securities which would cause more than 25% of the value of any Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

When-lssued Securities

         Each Fund may purchase securities on a "when-issued" basis, that is, the date for delivery of the payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within 45 days after the date of the transaction). Each Fund may also purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the when-issued securities are fixed at the time the buyer enters into the commitment. Each Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but each Fund may sell these securities before the settlement date if it is deemed advisable.

         If a Fund purchases a when-issued security, the Fund will direct its custodian bank to place cash or high grade securities in a separate account of the Fund in an amount equal to the when-issued commitment. If a separate account must be maintained because a Fund enters into when-issued commitments, the deposited securities will be valued at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's when-issued commitments. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions.

         Securities purchased on a when-issued basis and the securities held in the Funds are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., experiencing appreciation when interest rates fall). Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there is a possibility that the Fund will experience greater fluctuation in the market value of its assets.

         Furthermore,  when the time  comes  for a Fund to meet its  obligations under when-issued commitments,  the Fund will do so by use of its then available cash, by the sale of  securities  held in the separate  account,  by the sale of other  securities  or,  although  it would  not  normally  expect  to do so,  by directing the sale of the when-issued  securities  themselves  (which may have a market value greater or less than the Fund's payment obligation thereunder). The sale of securities to meet such obligations  carries with it a greater potential for the realization of net short-term  capital gains,  which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.
                                       5

Delayed Delivery Transactions
         In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous.

Foreign Currency Transactions

         As described in the Prospectuses, the Funds may invest in foreign currency transactions. Foreign securities involve currency risks. The U.S.
dollar value of a foreign  security tends to decrease when the value of the U.S.
dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options (see "Purchase and Sale of Currency Futures Contracts and Related Options"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

         Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. A Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a
"transaction hedge"). In addition, when NBAI and/or the Sub-Adviser believe that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when NBAI and the Sub-Adviser believe that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

         A Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where NBAI and/or the Sub-Adviser believe that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the fund securities are denominated
(a "cross-hedge").


         Foreign currency hedging  transactions are an attempt to protect a Fund against  changes  in  foreign  currency  exchange  rates  between  the trade and settlement  dates of  specific  securities  transactions  or  changes in foreign currency  exchange rates that would adversely affect a portfolio
                                       6

position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

         The Funds' custodian will place cash not available for investment or U.S. Government securities or other high-quality debt securities in a separate account of a Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward Purchase contract at a price as high or higher than the forward contract price.

Futures, Options and Other Derivative Instruments

         Futures Contracts in General. A futures contract is an agreement between two parties for the future delivery of fixed income securities or for the payment or acceptance of a cash settlement in the case of futures contracts on an index of fixed income securities or stock index futures contracts. A
"sale" of a futures contract means the contractual obligation to deliver the securities at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures
Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills, bank certificates of deposit, and on indices of municipal, corporate and government bonds.

         While futures contracts based on securities do provide for the delivery and acceptance of securities,  such  deliveries and  acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction.  A Fund  will  incur  brokerage  fees when it  purchases  and sells futures  contracts.  At the time such a  purchase  or sale is made,  a Fund must provide  cash or money market  securities  as a deposit  known as "margin."  The initial  deposit  required  will  vary,  but  may be as low as 2% or  less  of a contract's face value. Daily thereafter,  the futures contract is valued through a process  known as  "marking  to  market,"  and a Fund that  engages in futures transactions may receive or be required to pay "variation margin" as the futures contract  becomes more or less  valuable.  At the time of delivery of securities pursuant to a futures  contract  based on  securities,  adjustments  are made to recognize  differences  in value arising from the delivery of securities  with a different  interest  rate than the specific  security that provides the
                                       7

standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Futures contracts on indices of securities are settled through the making and acceptance of cash settlements based on changes in value of the underlying rate or index between the time the contract is entered into and the time it is liquidated.

         Futures Contracts on Fixed Income Securities and Related Indices. As noted in their respective Prospectuses, the Funds may enter into transactions in futures contracts for the purpose of hedging a relevant portion of their portfolios. A Fund may enter into transactions in futures contracts that are based on U.S. Government obligations, including any index of government obligations that may be available for trading. Such transactions will be entered into where movements in the value of the securities or index underlying a futures contract can be expected to correlate closely with movements in the value of securities held in a Fund. For example, a Fund may sell futures contracts in anticipation of a general rise in the level of interest rates, which would result in a decline in the value of its fixed income securities. If the expected rise in interest rates occurs, the Fund may realize gains on its futures position, which should offset all or part of the decline in value of fixed income fund securities. A Fund could protect against such decline by selling fixed income securities, but such a strategy would involve higher transaction costs than the sale of futures contracts and, if interest rates again declined, the Fund would be unable to take advantage of the resulting market advance without purchases of additional securities.

         The purpose of the purchase or sale of a futures contract on government securities and indices of government securities, in the case of the Funds, which hold or intend to acquire long-term debt securities, is to protect a Fund from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if long-term bonds are held by a Fund, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds held by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, it may purchase futures contracts. In the event that the projected decline in interest rates occurs, the increased cost of the securities acquired by the Fund should be offset, in whole or part, by gains on the futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of these transactions, a Fund will purchase fixed income securities upon termination of the long futures positions, but under unusual market conditions. a long futures position may be terminated without a corresponding purchase of securities.

         Similarly, when it is expected that interest rates may decline, futures contracts on fixed income securities and indices of government securities may be purchased for the purpose of hedging against anticipated  purchases of long-term bonds at higher  prices.  Since the  fluctuations  in the value of such  futures contracts  should be  similar  to that of  long-term  bonds,  a Fund  could take advantage  of the  anticipated  rise in the  value of  long-term  bonds  without actually buying them until the market had stabilized.  At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds in the cash market. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short
                                       8

maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of these futures contracts as an investment technique allows a Fund to act in anticipation of such an interest rate decline without having to sell its portfolio securities.
To the extent a Fund enters into futures contracts for this purpose, the assets in the segregated asset accounts maintained by a Fund will consist of cash, cash equivalents or high quality debt securities of the Fund in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial deposit and variation margin payments made by the Fund with respect to such futures contracts.

         Stock Index Futures  Contracts.  As described in the Prospectuses,  the
Funds may sell stock index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of securities to be sold. Conversely, a Fund may purchase stock index futures contracts in order to protect against anticipated increases in the cost of securities to be acquired. As also described above with respect to futures contracts on fixed income securities and related indices, in a substantial majority of these transactions, the Fund would purchase such securities upon termination of the long futures position, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio. For example, in the event that a Fund expects to narrow the range of industry groups represented in its portfolio, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. As such securities are acquired, a Fund's futures positions would be closed out. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

         Options on Futures Contracts. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to enter into a "long" position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost.
Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         Options on Futures  Contracts on Fixed Income  Securities  and Restated
Indices. As described in the Prospectuses, the Funds may purchase put options on futures  contracts in which the Funds are permitted to invest for the purpose of hedging a relevant portion of their portfolios against an anticipated decline in the values of portfolio  securities  resulting from increases in interest rates, and may purchase  call options on such futures  contracts as a hedge  against an
                                       9

interest rate decline when they are not fully invested. A Fund would write options on these futures contracts primarily for the purpose of terminating existing positions.


         Options on Stock Index Futures Contracts,  Options on Stock Indices and
Options on Equity  Securities.  As described in the Prospectuses,  the Funds may purchase put options on stock index futures  contracts,  stock indices or equity securities  for the purpose of hedging  the  relevant  portion of its  portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio  securities,  and it may purchase call options on such futures  contracts as a hedge against a market advance when it is not fully invested. A Fund would write options on such futures contracts primarily for the purpose of termination existing positions. In general,  options on stock indices will be employed in lieu of options on stock index futures  contracts only where they present an opportunity  to hedge at lower cost.  With respect to options on
equity  securities,  a  Fund  may,  under  certain  circumstances,   purchase  a
combination of call options on such  securities and U.S.  Treasury  bills.  NBAI believes  that such a  combination  may more closely  parallel  movements in the value of the security underlying the call option than would the option itself.


         Further, while a Fund generally would not write options on individual portfolio securities, it may do so under limited circumstances known as "targeted sales" and "targeted buys," which involve the writing of call or put options in an attempt to purchase or sell portfolio securities at specific desired prices. A Fund would receive a fee, or a "premium," for the writing of the option. For example, where the Fund seeks to sell portfolio securities at a "targeted" price, it may write a call option at that price. In the event that the market rises above the exercise price, it would receive its "targeted" price, upon the exercise of the option, as well as the premium income. Also, where it seeks to buy portfolio securities at a "targeted" price, it may write a put option at that price for which it will receive the premium income. In the event that the market declines below the exercise price, a Fund would pay its "targeted" price upon the exercise of the option. In the event that the market does not move in the direction or to the extent anticipated, however, the targeted sale or buy might not be successful and a Fund could sustain a loss on the transaction that may not be offset by the premium received. In addition, a Fund may be required to forego the benefit of an intervening increase or decline in value of the underlying security.


         Options and Futures Strategies. NBAI and/or the Sub-Adviser may seek to increase the current return of a Fund by writing covered call or put options. In addition, through the writing and purchase of options and the purchase and sale of U.S. and certain foreign stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, NBAI and/or the Sub-Adviser may at times seek to hedge against a decline in the value of securities included in the Fund or an increase in the price of securities that it plans to purchase for the Fund. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return. A Fund's investment in foreign stock index futures contracts and foreign interest rate futures contracts, and related options on such futures contracts, are limited to only those contracts and related options that have been approved by the CFTC for investment by U.S. Investors. Additionally, with respect to a Fund's investment in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of "trade option" as set forth in CFTC rule 32.4, a Fund will not make these investments.


         The ability of a Fund to engage in the  options and futures  strategies described  below  will  depend on the  availability  of liquid  markets  in such instruments.  Markets in options  and  futures  with  respect to stock  indices, foreign  government  securities  and foreign  currencies  are relatively
                                       10

new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations.
Although a Fund will only engage in options and futures transactions for limited purposes, these activities will involve certain risks which are described below under "Risk Factors Associated with Futures and Options Transactions." A Fund will not engage in options and futures transactions for leveraging purposes.


         Writing Covered Options on Securities. A Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as NBAI and/or the Sub-Adviser determine is appropriate in seeking to attain its objective. Call options written by a Fund give the holder the right to buy the underlying securities from a Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.


         A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will maintain in a separate account cash or short-term U.S. Government securities with a value equal to or greater than the exercise price of the underlying securities. A Fund may also write combinations of covered puts and calls on the same underlying security.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

         A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

         Purchasing Put and Call Options on Securities.  A Fund may purchase put options to protect its portfolio  holdings in an underlying  security  against a decline in market value.  Such hedge  protection is provided  during the life of the put option  since a Fund,  as holder of the put option,  is able to sell the underlying  security at the put exercise price  regardless of any decline in the underlying  security's market price. In order for a put option to be profitable, the market price
                                       11

of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

         A Fund may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         Purchase and Sale of Options and Futures on Stock Indices. A Fund may purchase and sell options on non-U.S. stock indices and stock index futures as a hedge against movements in the equity markets.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.


         If NBAI and/or the Sub-Adviser expect general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of a Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, NBAI and/or the Sub-Adviser expect general stock market prices to decline, a Fund might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in a Fund may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.


         Purchase  and Sale of Interest  Rate  Futures.  A Fund may purchase and sell interest rate futures  contracts on foreign  government  securities for the purpose of hedging fixed income and interest  sensitive  securities  against the adverse effects of anticipated movements in interest rates.
                                       12

         A Fund may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by a Fund will fall, thus reducing the net asset value of the Fund. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to a Fund in the form of dealer spreads and brokerage commissions.

         The sale of interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of a Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of a Fund's investments that are being hedged. While a Fund will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         Options on Stock Index  Futures  Contracts  and  Interest  Rate Futures
Contracts.  A Fund may purchase and write call and put options on non-U.S. stock index and  interest  rate  futures  contracts.  A Fund may use such  options  on futures  contracts  in  connection  with  its  hedging  strategies  in  lieu  of purchasing and writing  options  directly on the underlying  securities or stock indices or purchasing and selling the underlying  futures.  For example,  a Fund may  purchase  put  options or write call  options on stock  index  futures,  or interest rate futures, rather than selling futures contracts, in anticipation of
a  decline  in  general  stock  market   prices  or  rise  in  interest   rates,
respectively,  or purchase  call  options or write put options on stock index or interest rate futures,  rather than  purchasing  such futures,  to hedge against possible  increases  in the  price  of  equity  securities  or debt  securities, respectively, which the Fund intends to purchase.

         Purchase and Sale of Currency Futures Contracts and Related Options. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, a Fund may buy or sell currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency a Fund intends to purchase.
These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by a Fund will be covered.

         A currency  futures  contract  sale creates an obligation by a Fund, as seller,  to deliver  the amount of  currency  called  for in the  contract  at a specified futures time for a special price. A currency futures contract purchase creates an obligation by a Fund, as purchaser,  to take delivery of an amount of currency at a specified future time at a specified price.  Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the  contracts are closed out before the  settlement  date without the making or taking of delivery of the currency.  Closing out of a currency  futures contract is effected by entering into an offsetting purchase or sale transaction.  Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures  contract  entitles its holder to decide on or before a future date whether to enter into such a contract.  If the holder  decides not to enter into the contract,  the premium paid for the option is fixed at the point of sale.
                                       13

         The Funds will write (sell) only covered put and call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. A Fund will, so long as it is obligated as the writer or a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by a Fund in cash, Treasury bills, or other high-grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference.
Alternatively, a Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by a Fund. In the case of put options on currency futures written by the Fund, the Fund will hold the aggregate exercise price in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by a Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures by a Fund falls below 100% of the market value of the put options written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference.

         If other methods of providing appropriate cover are developed, a Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements. In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments
(referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.


         Limitations on Purchase of Options. The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed 15% of a Fund's assets. NBAI intends to limit a Fund's writing of over-the-counter options in accordance with the following procedure. Each Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal
Reserve Bank of New York. Also, the contracts which a Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Fund will treat all or a part of the formula price as illiquid for purposes of the 15% test imposed by the SEC staff.

                                       14

Risk Factors Associated with Futures and Options Transactions


         The effective use of options and futures strategies depends on, among other things, a Fund's ability to terminate options and futures positions at times when its NBAI and/or the Sub-Adviser deem it desirable to do so. Although a Fund will not enter into an option or futures position unless NBAI and/or the Sub-Adviser believe that a liquid secondary market exists for such option or future, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. A Fund generally expects that its options and futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter market. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.


         Options and futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these types of transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of a Fund diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of NBAI and/or the Sub-Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

         In addition to certain risk factors described above, the following sets forth certain information regarding the potential risks associated with the Funds' futures and options transactions.

         Risk of Imperfect  Correlation.  A Fund's ability  effectively to hedge all or a portion of its portfolio  through  transactions in futures,  options on futures or options on stock indices  depends on the degree to which movements in the  value  of the  securities  or  index  underlying  such  hedging  instrument correlate  with  movements  in the value of the  relevant  portion of the Fund's securities. If the values of the securities being hedged do not move in the same amount or direction as the underlying  security or index,  the hedging  strategy for a Fund  might not be  successful  and the Fund could  sustain  losses on its hedging transactions which would not be offset by gains on its portfolio.  It is also possible that there may be a negative  correlation  between the security or index underlying a futures or option contract and the portfolio securities being hedged,  which could  result in losses both on the hedging  transaction  and the fund securities.  In such instances,  a Fund's overall return could be less than if the hedging  transactions  had not been  undertaken.  Stock index  futures or options based on a narrower  index of securities  may present  greater risk than options or futures  based on a broad market index,  as a narrower  index is more susceptible  to rapid and extreme  fluctuations  resulting  from  changes in the
value  of  a  small  number  of  securities.   A  Fund  would,  however,  effect
transactions in such futures or options only for hedging purposes.
                                       15

         The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit.
Under certain extreme market conditions, it is possible that a Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.


         A Fund will purchase or sell futures contracts or options only if, in NBAI's and/or the Sub-Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that NBAI's and/or the Sub-Adviser's judgment will be accurate.


         Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on a Fund's ability effectively to hedge its securities, or the relevant portion thereof.

         The liquidity of a secondary  market in a futures contract or an option on a futures  contract  may be adversely  affected by "daily  price  fluctuation limits"  established by the exchanges,  which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit  trading beyond such  limits  once they have been  reached.  The  trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures,  government  intervention,  insolvency of the brokerage  firm or  clearing  house  or  other  disruptions  of  normal  trading activity,  which could at times make it  difficult  or  impossible  to liquidate existing positions or to recover excess variation margin payments.
                                       16


         Risk of Predicting Interest Rate Movements. Investments in futures contracts on fixed income securities and related indices involve the risk that if NBAI's investment judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so.
Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.



         Trading and Position Limits. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. NBAI and/or the Sub-Adviser do not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.


         Regulations on the Use of Futures and Options Contracts. Regulations of the CFTC require that the Funds enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, a Fund may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets.

         When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with the Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

         The Funds' ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. The Funds may also further limit their ability to engage in such transactions in response to the policies and concerns of various federal and state regulatory agencies. Such policies may be changed by vote of the Board of Directors.

Interest Rate Transactions

         Among  the  strategic  transactions  into  which a Fund may  enter  are interest  rate swaps and the  purchase or sale of related  caps and floors.  The
Funds expect to enter into these transactions  primarily to preserve a return or spread on a  particular  investment  or  portion  of its  portfolio,  to protect against currency fluctuations,  as a duration management technique or to protect against any
                                       17

increase in the price of securities the Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.


         A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, NBAI and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a Nationally Recognized Statistical Rating
Organization ("NRSRO") or is determined to be of equivalent credit quality by NBAI. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Fund's net obligation, if any.

Asset Backed Securities

         In General.  Asset  Backed  Securities  arise  through the  grouping by
governmental,   government-related,   and   private   organizations   of  loans,
receivables,  or other  assets  originated  by  various  lenders.  Asset  Backed
Securities  consist  of  both  mortgage  and  non-mortgage   backed  securities.
Interests in pools of these assets  differ from other forms of debt  securities, which  normally  provide for periodic  payment of interest in fixed amounts with principal  paid at  maturity or  specified  call dates.  Instead,  Asset  Backed
Securities  provide periodic  payments which generally  consist of both interest and principal payments.

         The life of an Asset Backed Security varies  depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be  primarily  a function  of current  market  interest  rates,  although  other economic and demographic factors may be involved. For
                                       18

example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

         Mortgage Backed Securities. Mortgage backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities.
Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

         The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by GNMA, by FNMA and FHLMC. Such
Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest. Each mortgage loan included in the pool is either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA").

         The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities.
Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

         As the prepayment rates of individual  mortgage pools will vary widely, it is not possible to accurately  predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average  life  of a  single-family  dwelling  mortgage  with  a 25-  to  30-year
maturity,  the  type  of  mortgage  which  backs  most  GNMA  Certificates,   is
approximately  12  years.  It is  therefore  customary  practice  to treat  GNMA
Certificates  as 30-year  mortgage-backed  securities  which prepay fully in the twelfth year.

         As a  consequence  of the  fees  paid to GNMA  and the  issuer  of GNMA
Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the  VA-guaranteed  or  FHA-insured  mortgages  underlying  the
Certificates.
                                       19

         The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate Purchased at a premium may result in a loss to the Fund.

         Due to the large numbers of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA
Certificates are highly liquid instruments.

         Mortgage backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S.
Government.

         Collateralized  mortgage  obligations  or "CMOs," are debt  obligations collateralized by mortgage loans or mortgage pass-through securities (collateral
collectively   hereinafter  referred  to  as  "Mortgage  Assets").   Multi-class
pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class  pass-through securities.
Payments  of  principal  of  and  interest  on  the  Mortgage  Assets,  and  any reinvestment  income thereon,  provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

         Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

         Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. Planned Amortization Class CMOs ("PAC
Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

         A common  type of SMBS will be  structured  so that one class  receives some of the interest and most of the principal from the mortgage  assets,  while the  other  class  receives  most  of the  interest  and  the  remainder  of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists  primarily or entirely of principal  payments  generally is unusually  volatile in response to
changes  in  interest  rates.   Because  SMBS
                                       20

were only recently introduced, established trading markets for these securities have not yet been developed.


         The average life of mortgage backed securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancing, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.
Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by NBAI and used for the purpose of determining the average weighted maturity of the Funds.


         Non-Mortgage  Asset  Backed   Securities.   Non-mortgage  asset  backed
securities  include  interests in pools of  receivables,  such as motor  vehicle installment  purchase  obligations and credit card receivables.  Such securities are generally  issued as pass-through  certificates,  which represent  undivided
fractional   ownership  interests  in  the  underlying  pools  of  assets.  Such securities also may be debt instruments,  which are also known as collateralized obligations  and are generally  issued as the debt of a special  purpose  entity organized solely for the purpose of owning such assets and issuing such debt.

         Non-mortgage backed securities are not issued or guaranteed by the U.S.
Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

         The purchase of non-mortgage  backed securities  raises  considerations peculiar to the financing of the  instruments  underlying such  securities.  For example, most organizations that issue Asset Backed Securities relating to motor vehicle  installment  purchase  obligations  perfect  their  interests  in their respective  obligations  only by filing a financing  statement and by having the servicer of the  obligations,  which is usually  the  originator,  take  custody thereof.  In  such  circumstances,  if  the  servicer  were  to  sell  the  same obligations to another party,  in violation of its duty not to do so, there is a risk that such party could  acquire an interest in the  obligations  superior to that of the holders of the Asset Backed  Securities.  Also,  although  most such obligations  grant a security  interest in the motor vehicle being financed,  in most  states  the  security  interest  in a motor  vehicle  must be noted on the certificate of title to perfect such security  interest against competing claims of other parties.  Due to the larger number of vehicles involved,  however,  the certificate  of title to each  vehicle  financed,  pursuant  to the  obligations underlying  the Asset Backed  Securities,  usually is not amended to reflect the assignment of the seller's  security  interest for the benefit of the holders of the Asset Backed Securities. Therefore, there is the possibility that recoveries on  repossessed  collateral  may not, in some  cases,  be  available  to support payments on those securities.  In addition,  various state and Federal laws give the motor  vehicle  owner the right to assert  against the holder of the owner's obligation  certain  defenses  such owner  would have  against the seller of the motor  vehicle.  The  assertion of such  defenses  could reduce  payments on the related  Asset  Backed  Securities.  Insofar  as  credit  card  receivables  are concerned,  credit card  holders are entitled to the  protection  of a number of state and Federal  consumer  credit  laws,  many of which give such
                                       21

holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the card holder.


         The development of non-mortgage backed securities is at an early stage compared to mortgage backed securities. While the market for Asset Backed
Securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organizations and non-mortgage backed securities is not as well developed. As stated above, NBAI, as adviser to each Fund, intends to limit its purchases of mortgage backed securities issued by certain private organizations and non-mortgage backed securities to securities that are readily marketable at the time of purchase.


Special Situations


         As described in the Prospectuses,  certain Funds may invest in "special situations." A special  situation arises when, in the opinion of NBAI and/or the
Sub-Adviser,  the securities of a particular  company will,  within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development  applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments
creating  special   situations  might  include,   among  others:   liquidations,
reorganizations,  recapitalizations,  mergers,  material  litigation,  technical breakthroughs and new management or management policies. Although large and well
known  companies  may  be  involved,   special  situations  more  often  involve
comparatively small or unseasoned companies. Investments in unseasoned companies and special  situations  often  involve  much  greater  risk than is inherent in ordinary investment securities.


Equity Swap Contracts

         The counterparty to an Equity Swap Contract will typically be a bank, investment banking firm or broker/dealer. For example, the counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the Equity Swap Contract would have increased in value had it been invested in the stocks comprising the S&P 500 Index in proportion to the composition of the Index, plus the dividends that would have been received on those stocks. A
Fund  will  agree  to  pay to the  counterparty  a  floating  rate  of  interest
(typically the London Inter Bank Offered Rate) on the notional amount of the Equity Swap Contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any Equity Swap Contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index less the interest paid by the Fund on the notional amount. A Fund will only enter into Equity Swap Contracts on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under the Equity Swap
Contracts may be made at the conclusion of the contract or periodically during its term.

         If there is a default by the counterparty to an Equity Swap Contract, a
Fund will be limited to contractual  remedies pursuant to the agreements related
to  the   transaction.   There  is  no  assurance   that  Equity  Swap  Contract
counterparties  will be able to meet their  obligations  pursuant to Equity Swap
Contracts  or that,  in the event of  default,  a Fund will  succeed in pursuing contractual  remedies. A Fund thus assumes the risk that it may be delayed in or prevented from
                                       22

obtaining payments owed to it pursuant to Equity Swap Contracts. A Fund will closely monitor the credit of Equity Swap Contract counterparties in order to minimize this risk.

         Each Fund may from time to time enter into the opposite  side of Equity
Swap Contracts (i.e., where a Fund is obligated to pay the increase (net of interest) or receive the decrease (plus interest) on the contract) to reduce the amount of the Fund's equity market exposure consistent with the Fund's objective. These positions are sometimes referred to as Reverse Equity Swap
Contracts.

         Equity Swap Contracts will not be used to leverage a Fund. A Fund will not enter into any Equity Swap Contract or Reverse Equity Swap Contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. Since the SEC considers
Equity Swap Contracts and Reverse Equity Swap Contracts to be illiquid securities, a Fund will not invest in Equity Swap Contracts or Reverse Equity
Swap Contracts if the total value of such investments together with that of all other illiquid securities which a Fund owns would exceed 15% of the Fund's total assets.


         NBAI does not  believe  that a Fund's  obligations  under  Equity  Swap
Contracts  or  Reverse  Equity  Swap  Contracts  are  senior   securities   and,
accordingly,  the Fund will not treat  them as being  subject  to its  borrowing restrictions.  However,  the net  amount  of the  excess,  if any,  of a  Fund's obligations  over its respective  entitlements  with respect to each Equity Swap
Contract and each Reverse  Equity Swap Contract will be accrued on a daily basis and an amount of cash, U.S.  Government  Securities or other liquid high quality debt securities  having an aggregate  market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.


Reverse Repurchase Agreements

         At the time a Fund enters into a reverse repurchase  agreement,  it may establish a segregated account with its custodian bank in which it will maintain cash,  U.S.  Government  securities or other liquid high grade debt  obligations equal in value to its obligations in respect of reverse  repurchase  agreements.
Reverse  repurchase  agreements  involve  the risk that the market  value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase  agreement files for bankruptcy or becomes insolvent,  the Funds' use of proceeds of the agreement may be restricted  pending a  determination  by the other  party,  or its  trustee  or  receiver,  whether  to  enforce  the  Funds'
obligation to repurchase  the  securities.  Reverse  repurchase  agreements  are speculative  techniques  involving  leverage,  and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described  above).  In addition,  some or all of the proceeds received by a Fund from the sale of a  portfolio  instrument  may be applied to the  purchase  of a repurchase agreement.  To the extent the proceeds are used in this fashion and a common  broker-dealer  is  the  counterparty  on  both  the  reverse  repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap  transaction.  Under the  requirements  of the 1940 Act, the Funds are
required  to  maintain  an  asset  coverage   (including  the  proceeds  of  the
borrowings) of at least 300% of all borrowings.  Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when NBAI believes it is not in the best interests of the Funds to do so. In this case, such reverse  repurchase agreements will be considered borrowings subject to the asset coverage described above.
                                       23

Securities Lending


         To increase return on portfolio securities, certain of the Funds may lend their portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.
However, loans are made only to borrowers deemed by NBAI to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. A Fund that is engaged in lending its portfolio securities has the right to call each loan, and obtain the return of securities identical to the transferred securities upon such termination of the loan, upon notice of not more than five business days.


Short Sales

         As described in the Prospectuses, certain Funds may from time to time enter into short sales transactions. A Fund will not make short sales of securities nor maintain a short position unless at all times when a short position is open, such Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by a Fund for the purpose of deferring recognition of gain or loss for federal income tax purposes.

Guaranteed Investment Contracts

         Guaranteed Investment Contracts ("GlCs") are issued by highly rated insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.


         A Fund will only purchase GlCs from issuers which, at the time of purchase, meet quality and credit standards established by NBAI. Generally, GlCs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GlCs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GlCs are generally considered to be illiquid investments.

                                       24

Illiquid Securities

         The Funds may invest up to 15% of their net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new, and liquidity of a Fund's investments could be impaired if trading does not develop or declines.

Commercial Instruments


         Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or issued in the U.S. by foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by NBAI and/or the Sub-Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Funds as previously described.

         Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Variable rate instruments acquired by a Fund will be rated at a level consistent with such Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by NBAI. Substantial holdings of variable rate instruments could reduce portfolio liquidity.

         Variable and floating rate  instruments are unsecured  instruments that permit  the  indebtedness  thereunder  to vary.  While  there  may be no  active secondary  market  with  respect  to a  particular  variable  or  floating  rate instrument  purchased by a Fund,  a Fund may,  from time to time as specified in the instrument,  demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer  defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons,  suffer a loss. The instruments  are not typically rated by credit rating  agencies,  but issuers of variable and floating rate instruments must satisfy similar criteria to that set forth above for issuers of commercial  paper.  A Fund may invest in variable and floating rate instruments only when NBAI deems the investment to involve minimal credit risk. If such  instruments are not rated,  NBAI will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously  monitor their financial status to meet payment on demand.
In determining average weighted portfolio maturity, an instrument will be deemed to have a  maturity  equal to the  longer of the  period  remaining  to the next
interest  rate  adjustment  or  the  demand  notice  period   specified  in  the
instrument.


Municipal Securities

         The two principal  classifications of municipal securities are "general obligation"  securities and "revenue" securities.  General obligation securities are secured by the issuer's pledge of its full faith,  credit,  and taxing power for the payment of principal and interest.  Revenue  securities are payable only from the revenues derived from a particular  facility or class of facilities or, in some
                                       25

cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Municipal securities may include variable or floating rate instruments issued by industrial development authorities and other governmental entities.
While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instrument. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


         Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by NBAI to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

         Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by NBAI to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated.
Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, NBAI will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


         Municipal  securities  may  include  units of  participation  in trusts holding pools of tax-exempt  leases.  Municipal  participation  interests may be purchased  from  financial  institutions,  and
                                       26

give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income taxes.

         In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


         Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by NBAI. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


Real Estate Investment Trusts

         A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

         REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code").

Additional Investment Limitations

         The most significant investment restrictions applicable to the Funds' investment programs are set forth in the Prospectuses under the heading "How
Objectives Are Pursued-Investment Limitations" Additionally, as a matter of fundamental policy which may not be changed without a majority vote of a Fund's shareholders (as that term is defined under the heading "Investment Advisory, Administration, Custody, Transfer Agency, Shareholder Servicing, Shareholder
Administration and Distribution Agreements -- The Company and Its Common Stock" in this SAI). each Fund will not:

1.   Borrow money or issue senior  securities  as defined in the 1940 Act except that (a) a Fund may  borrow  money from banks for  temporary  or  emergency purposes  in  amounts up to  one-third of
                                       27

     the value of such Fund's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of such Fund's total assets will be repaid prior to the purchase of additional portfolio securities by such Fund, (b) a Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities, and (c) a Fund may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act.
     The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box.) For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

3.   Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later  disposition of such securities in
     accordance   with  the  Fund's   investment   program   may  be  deemed  an
     underwriting.  This restriction  shall not limit a Fund's ability to invest in securities issued be other registered investment companies.

4.   Invest in real estate or real estate limited  partnership  interests.  (The
     Fund may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein.) This restriction does not apply to real estate limited partnerships listed on a national stock exchange (e.g., the New York Stock
     Exchange).

5. Purchase or sell commodity contracts except that each Fund may, to the extent appropriate under its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts in accordance with its investment policies.

         In addition, certain non-fundamental investment restrictions are also applicable to various investment portfolios, including the following:

1. No Fund of the Company will not purchase or retain the securities of any issuer if the officers, or directors of the Company, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

2. No Fund of the Company will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of such Fund's investment in such classes of securities would exceed 5% of such Fund's total assets. For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.

3.   No Fund will purchase puts, calls,  straddles,  spreads and any combination thereof if by reason thereof the value of its aggregate  investment in such classes of securities  will exceed 5% of its
                                       28

     total assets except that: (a) this restriction shall not apply to standby commitments, (b) this restriction shall not apply to a Fund's transactions in futures contracts and related options, and (c) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

4. No Fund will invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of such Fund's assets, and no more than 2% of the value of the Fund's net assets may be invested in warrants that are not listed on principal domestic or foreign exchanges (for purposes of this undertaking, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

5. No Fund of the Company will purchase securities of companies for the purpose of exercising control.

6.   No Fund of the  Company  will  invest more than 15% of the value of its net
     assets  in  illiquid  securities,   including  repurchase  agreements  with
     remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities,  and other securities which are not readily  marketable.  For  purposes of this  restriction,  illiquid securities shall not include securities which may be resold under Rule 144A under  the  Securities  Act of 1933  that the  Board of  Directors,  or its delegate,  determines to be liquid,  based upon the trading markets for the specific security.

7. No Fund of the Company will mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of the Fund's total assets at the time of borrowing.
     For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.

8.   No Fund of the  Company  will  invest  in  securities  of other  investment
     companies,   except  as  they  may  be   acquired  as  part  of  a  merger,
     consolidation  or acquisition of assets and except to the extent  otherwise permitted by the 1940 Act.

9. No Fund of the Company will purchase oil, gas or mineral leases or other interests (a Fund may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

                                 NET ASSET VALUE

Purchases and Redemptions

         See "How to Buy Shares" and "How to Redeem Shares" in the Prospectuses for a complete description of the manner in which Shares of the various classes of the Funds may be purchased and redeemed.

         The  right  of  redemption  may be  suspended  or the  date of  payment postponed  when (a)  trading on the New York Stock  Exchange is  restricted,  as determined  by  applicable  rules and  regulations  of the SEC, (b) the New York
Stock Exchange is closed for other than customary  weekend and holiday closings,
(c) the SEC has by order  permitted  such  suspension,  or (d) an
                                       29

emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund of the Company not reasonably practicable.

Net Asset Value Determination

         Shares of the common stock of each class of Shares of each Fund that are offered by the Prospectuses are sold at their respective net asset value next determined after the receipt of the purchase order, plus any applicable sales charge. Shareholders may at any time redeem all or a portion of their Shares at net asset value next determined following receipt of a redemption order, less any contingent deferred sales charge applicable to Investor Shares.

         The net asset value per share of each of the Funds is determined at the times and in the manner described in the Prospectuses.

         A security of a Fund listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ
National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. Securities may be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities.

         Securities of the Fund for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock
Exchange. The values of such securities used in computing the net asset value of the Shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock
Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the directors.

         For  purposes of  determining  the net asset value per Share of a Fund, all  assets  and  liabilities  of  such  Fund  initially  expressed  in  foreign currencies  will be converted into U.S.  dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular  participant  in the foreign  exchange  market or on the basis of a pricing  service that takes into account the quotes provided by a number of such major banks.
                                       30

Exchanges

         By use of the exchange privilege,  the holder of Investor Shares and/or
Trust B Shares authorizes the transfer agent or the shareholder's financial institution to rely on telephonic instructions from any person representing himself to be the investor and reasonably believed to be genuine. The transfer agent's or a financial institution's records of such instructions are binding.
Exchanges are taxable transactions for Federal income tax purposes; therefore, a shareholder will realize a capital gain or loss depending on whether the Investor Shares and/or Trust B Shares being exchanged have a value which is more or less than their adjusted cost basis.

         The Company may limit the number of times the exchange privilege may be exercised by a shareholder within a specified period of time. Also, the exchange privilege may be terminated or revised at any time by the Company upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice under certain unusual circumstances.

         The  Prospectuses  for the  Investor  Shares and Trust B Shares of each
Fund  describe the  exchange  privileges  available to holders of such  Investor
Shares and Trust B Shares, respectively.

                              DESCRIPTION OF SHARES

Dividends and Distributions

         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below with respect to the Emerging
Markets Fund and the Pacific Growth Fund.

         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his/her Shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his/her Shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain and will increase the basis for its Shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary  income  dividends  paid by the  Emerging  Markets  Fund  with respect to a taxable year will qualify for the 70% dividends  received deduction generally  available  to  corporations  (other  than  corporations,  such as "S"
corporations,  which are not eligible for the deduction because of their special characteristics  and  other  than for  purposes  of  special  taxes  such as the accumulated  earnings tax and the personal holding company tax) to the extent of the  amount  of  qualifying
                                       31

dividends received by the Fund from domestic  corporations for the taxable year.
A dividend received by the Emerging Markets Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c)(3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the money or otherwise nonqualified option to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

         To the extent that the Pacific Growth Fund invests in the securities of U.S. domestic corporations the foregoing discussion of the dividends received deduction generally available to corporations may be applicable to the corporate shareholders of the Pacific Growth Fund.

         For purposes of the corporate  alternative  minimum tax (the "AMT") and the environmental  superfund tax the corporate  dividends  received deduction is not itself an item of tax  preference  that must be added back to taxable income or is otherwise  disallowed in determining a corporation's  alternative  minimum taxable  income  ("AMTI").  However,  corporate  shareholders  will generally be required  to take the full amount of any  dividend  received  from the  Emerging
Markets   Fund  or  the   Pacific   Growth   Fund  into   account   (without   a
dividends-received deduction) in determining its adjusted current earnings.

         Investment income that may be received by the Funds from sources within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle each Fund to a reduced rate of, or exemption from, taxes on such income.
It is impossible to determine the effective rate of foreign tax in advance since the amount of each  Fund's  assets to be invested  in various  countries  is not known.  If more than 50% of the value of a Fund's  total  assets at the close of its taxable year consists of the stock or  securities  of foreign  corporations, such Fund may elect to "pass through" to the Fund's  shareholders  the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received,  its pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would,  therefore,  be allowed to either  deduct such  amount in  computing  taxable  income or use such amount
(subject to various Code  limitations)  as a foreign tax credit against  federal income tax (but not both).  For  purposes of the  foreign tax credit  limitation rules of the Code, each shareholder would treat as foreign source income its pro rata share of such foreign taxes plus the portion of dividends received from the
Fund representing  income derived from foreign sources. No deduction for foreign taxes  could be  claimed  by an  individual  shareholder  who  does not  itemize deductions.
                                       32

         The Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). If a Fund invests in PFICs, it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend to shareholders. In addition to bearing their proportionate share of such Fund's expenses (management fees and operating expenses), shareholders will also bear indirectly similar expenses of PFICs in which the Fund has invested. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect of deferred taxes arising from such distributions or gains. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long such PFICs are held. If a Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and calendar year distribution requirements described above.

         Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his/her Shares; any excess will be treated as gain from the sale of his/her shares, as discussed below.

         Prior to purchasing shares in one of the Funds, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         Distributions  by a Fund will be treated in the manner  described above regardless  of whether  such  distributions  are paid in cash or  reinvested  in additional  Shares of such Fund (or of another Fund).  Shareholders  receiving a distribution  in the form of  additional  Shares will be treated as  receiving a distribution in an amount equal to the fair market value of the Shares received, determined as of the reinvestment  date. In addition,  if the net asset value at the time a shareholder  purchases  Shares of a Fund reflects  undistributed  net
investment  income  or  recognized   capital  gain  net  income,  or  unrealized
appreciation  in the  value of the  assets of the  Fund,  distributions  of such amounts  will be  taxable to the  shareholder  in the  manner  described  above, although such distributions  economically  constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such distributions are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Funds will be  required in certain  cases to withhold  and remit to the U.S.  Treasury 31% of ordinary income  dividends and capital gain dividends, and the proceeds of redemption of Shares,  paid to any  shareholder  (1) who has provided either an incorrect tax identification  number or no number at all, (2)
who is subject to backup withholding by the Internal Revenue Service for
                                       33

failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Emerging Markets Fund and Pacific Growth Fund

         Dividends and distributions from net investment income, if any, are declared and paid quarterly, and capital gains distributions are declared and paid annually. The Investor A, Investor C, Investor N and Trust B Shares of the
Funds shall accrue an additional expense not borne by the Trust A Shares as a result of the applicable Rule 12b-1 Plan, Shareholder Servicing Plan and/or
Shareholder Administration Plan. Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of Shares of the Funds.

Global Government Income Fund

         Dividends and distributions from net investment income are declared daily and paid monthly, and capital gains distributions are declared and paid annually. The Investor A, Investor C, Investor N and Trust B Shares of the Fund shall accrue an additional expense not borne by the Trust A Shares as a result of the 12b-1 Plans, Shareholder Servicing Plan and Shareholder Administration
Plan. Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of Shares of the Fund.

         Net investment  income for the Funds for dividend  purposes consists of
(i) interest accrued and original issue discount earned on a Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Company prorated to a Fund on the basis of its relative net assets, plus dividend or distribution income on a Fund's assets.

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The   following   is  only  a  summary   of  certain   additional   tax
considerations generally affecting the Funds and their shareholders that are not described  in the  Prospectuses.  No  attempt  is made  to  present  a  detailed explanation  of the tax  treatment  of each  Fund or its  shareholders,  and the discussion  here and in the  Prospectuses  is not intended as a  substitute  for careful tax planning.

         The  Company has  received a private  letter  ruling from the  Internal
Revenue  Service to the effect that the differing fees imposed on Trust A, Trust
B,  Investor  A,  Investor C and  Investor N Shares with  respect to  servicing,
distribution  and   administrative   support   services,   and  transfer  agency
arrangements,  and the differing  sales charges on purchases and  redemptions of such  Shares,  does not  result  in the  Company's  dividends  or  distributions constituting "preferential dividends" under the Code.

Qualification as a Regulated Investment Company

         Each Fund expects to qualify as a regulated  investment  company  under
Subchapter M of the Code. As a regulated  investment  company,  each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest,  dividends and other taxable ordinary income, net of expenses)
and capital  gain net income  (i.e.,  the excess of capital  gains over  capital losses) that it  distributes  to  shareholders,  provided that it distributes at least 90% of its investment  company taxable income (i.e., net investment income and the excess of short-term  capital gain over
                                       34

net long-term  capital loss) and at least 90% of its  tax-exempt  income (net of
expenses   allocable   thereto)   for  the  taxable   year  (the   "Distribution
Requirement"),  and satisfies  certain other  requirements  of the Code that are described below.  Distributions by a Fund made during the taxable year or, under specified  circumstances,  within  twelve  months after the close of the taxable year, will be considered  distributions  of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies
(to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (ii) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months.
However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code
Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss.

         In general,  for purposes of determining  whether  capital gain or loss recognized by a Fund on the  disposition of an asset is long-term or short-term, the  holding  period of the asset  may be  affected  if (i) the asset is used to close a "short sale" (which  includes for certain  purposes the acquisition of a put option) or is  substantially  identical to another  asset so used,  (ii) the asset  is  otherwise  held  by the  Fund as part  of a  "straddle"  (which  term generally  excludes a  situation  where the asset is stock and the Fund grants a
qualified  covered  call  option  (which,   among  other  things,  must  not  be
deep-in-the-money)  with  respect  thereto)  or (iii) the asset is stock and the
Fund grants
                                       35

an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Transactions  that may be engaged  in by certain of the Funds  (such as futures  contracts and options on stock indices and futures  contracts)  will be subject to special tax  treatment  as "Section  1256  contracts."  Section  1256 contracts  are  treated as if they are sold for their fair  market  value on the last  business  day of the  taxable  year,  regardless  of whether a  taxpayer's obligations  (or rights)  under such  contracts  have  terminated  (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. The net amount of such gain or loss for the entire taxable year  (including  gain or loss arising as a consequence of the year-end  deemed sale of such contracts) is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss.  The Internal  Revenue  Service has held in several  private  rulings that gains  arising from Section 1256  contracts  will be treated for purposes of the
Short-Short  Gain Test as being derived from  securities  held for not less than three  months if the gains arise as a result of a  constructive  sale under Code
Section 1256. A Fund may elect not to have this special tax  treatment  apply to
Section  1256  contracts  that  are  part  of  a  "mixed  straddle"  with  other investments of the Fund that are not Section 1256 contracts.

         Treasury   regulations  permit  a  regulated   investment  company,  in
determining  its investment  company  taxable income and net capital gain (i.e., the excess of net long-term  capital gain over net short-term  capital loss) for any taxable  year,  to elect  (unless it has made a taxable  year  election  for excise tax purposes as discussed  below) to treat all or part of any net capital loss, any net long-term  capital loss or any net foreign  currency loss incurred after October 31 as if they had been incurred in the succeeding year.

         In addition to satisfying the requirement  described  above,  each Fund must  satisfy an asset  diversification  test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and cash  items,  Government  securities,  securities  of other  regulated investment companies,  and securities of other issuers (as to which the Fund has not invested  more than 5% of the value of the Fund's total assets in securities of such  issuer  and as to which  the Fund  does not hold  more  than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the  securities  of any one issuer (other than U.S.  Government  securities and securities of other  regulated  investment companies),  or in two or more  issuers  which the Fund  controls  and which are engaged in the same or similar trades or businesses.
                                       36

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Corporate shareholders of the Emerging Markets and Pacific Growth
Funds may be eligible  for the  dividends-received  deduction  on the  dividends
(excluding the net capital gains dividends) paid by these Funds to the extent that that Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

Excise Tax on Regulated Investment Companies

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November
30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company may (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each  Fund  intends  to  make   sufficient   distributions   or  deemed
distributions  of its  ordinary  taxable  income and capital  gain net income to avoid liability for the excise tax.  However,  investors should note that a Fund may in certain  circumstances  be required to liquidate Fund investments to make sufficient distributions to avoid excise tax liability.

Sale or Redemption of Shares

         A shareholder  will recognize gain or loss on the sale or redemption of
Shares of a Fund in an amount  equal to the  difference  between the proceeds of the sale or redemption and the  shareholder's  adjusted tax basis in the Shares.
All or a portion of any loss so recognized may be disallowed if the  shareholder purchases  other  Shares of the Fund  within 30 days before or after the sale or redemption.  In general,  any gain or loss  arising  from (or treated as arising from) the sale or redemption of Shares of a Fund will be considered capital gain or loss and will be  long-term  capital gain or loss if the shares were held for longer  than one  year.  However,  any  capital  loss  arising  from the sale or redemption  of Shares  held for six  months or less  will be  disallowed  to the extent of the amount of  exempt-interest  dividends  received on such Shares and
(to the extent not  disallowed)  will be treated as a long-term  capital loss to the extent of the amount of capital gain dividends  received on such Shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4)
(discussed  above  in  connection  with  the  dividends-received  deduction  for corporations)  generally will apply in determining the holding period of shares.
Capital  losses in
                                       37

any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (i) incurs a sales load in acquiring Shares of a Fund,
(ii) disposes of such Shares less than 91 days after they are acquired and (iii) subsequently acquires Shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the Shares disposed of, then the sales load on the Shares disposed of (to the extent of the reduction in the sales load on the Shares subsequently acquired) shall not be taken into account in determining gain or loss on the Shares disposed of, but shall be treated as incurred on the acquisition of the Shares subsequently acquired.

         The Company may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the company's responsibilities under the 1940 Act.

Foreign Shareholders

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the  income  from a Fund is not  effectively  connected  with a U.S.
trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of Shares of a Fund, capital gain dividends and exempt-interest dividends and amounts retained by a Fund that are designated as undistributed capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S.
citizens, U.S. Residents, or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax  consequences  to a foreign  shareholder  entitled to claim the benefits  of an  applicable  tax treaty may be  different  from those  described herein.  Foreign  shareholders  are urged to consult their own tax advisers with respect to the particular tax  consequences  to them of an investment in a Fund, including the applicability of foreign taxes.
                                       38

Effect of Future Legislation; Local Tax Considerations

         The  foregoing   general   discussion  of  U.S.   federal   income  tax
consequences  is based on the Code and the regulations  issued  thereunder as in effect  on  the  date  of  this  Statement  of  Additional  Information.  Future legislative  or  administrative  changes or court  decisions  may  significantly change the conclusions  expressed herein,  and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions of net investment income may be taxable to shareholders as dividend income under state or local law even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations, which, if realized directly, would be exempt from such taxes. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                             DIRECTORS AND OFFICERS

         The directors and executive officers of the Company and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201.
Those Directors who are "interested persons" of the Company (as defined in the 1940 Act) are indicated by an asterisk (*).


                                                                     Principal Occupations
                                                                     During Past 5 Years
                               Position with                         and Current
Name, Address, and Age         the Company                           Directorships

Edmund L. Benson, III, 58      Director                              Director, President and
Saunders & Benson, Inc.                                              Treasurer, Saunders &
728 East Main Street                                                 Benson, Inc. (Insurance);
Suite 400                                                            Director, The Capital Mutual
Richmond, VA 23219                                                   Funds; Director, Nations
                                                                     Fund, Inc.; Trustee, Nations
                                                                     Fund Trust, Director, Nations
                                                                     Fund Portfolios, Inc.

James Ermer, 53                Director                              Since October 1985, Senior
CSX Corporation                                                      Vice President- Finance,
One James Center                                                     CSX Corporation
901 East Cary Street                                                 (transportation and natural
Richmond, VA 23219                                                   resources); Director, The
                                                                     Capital Mutual Funds; Director,
                                                                     National      Mine     Service;
                                                                     Director,     Lawyers     Title
                                                                     Corporation;  Director, Nations
                                                                     Fund,  Inc.;  Trustee,  Nations
                                                                     Fund Trust,  Director,  Nations
                                                                     Fund Portfolios, Inc.
                                                         39



William H. Grigg, 63           Director                              Since April 1994, Chairman
Duke Power Co.                                                       and Chief Executive Officer;
422 South Church Street                                              November 1991 to April
PB04G                                                                1994, Vice Chairman, Duke
Charlotte, NC 28242-0001                                             Power Co.; from April 1988
                                                                     to  November   1991,   Executive   Vice  President
                                                                     Customer  Group,  Duke  Power Co.;  Director,  The
                                                                     Capital Mutual Funds;  Director,  Hatteras  Income
                                                                     Securities,  Inc.,  Nations Government Income Term
                                                                     Trust 2003, Inc.,  Nations  Government Income Term
                                                                     Trust 2004, Inc., Nations Balanced Target Maturity
                                                                     Fund,  Inc.  (Investment   companies);   Director,
                                                                     Nations Fund, Inc.;  Trustee,  Nations Fund Trust,
                                                                     Director, Nations Fund Portfolios, Inc.
Thomas F. Keller, 64           Director                              R.J. Reynolds Industries Professor of
Fuqua School of Business                                             Business Administration and Dean,
Duke University                                                      Fuqua School of Business, Duke
Durham, NC 27706                                                     University; Director, LADD Furniture,
                                                                     Inc.;  Director,   The  Capital
                                                                     Mutual     Funds;     Director,
                                                                     Hatteras   Income   Securities,
                                                                     Inc., Nations Government Income
                                                                     Term Trust 2003, Inc.,  Nations
                                                                     Government  Income  Term  Trust
                                                                     2004,  Inc.,  Nations  Balanced
                                                                     Target   Maturity  Fund,   Inc.
                                                                     (investment         companies);
                                                                     Director, Wendy's International
                                                                     Mentor    Growth   Fund,    and
                                                                     Cambridge   Trust;    Director,
                                                                     Nations  Fund,  Inc.;  Trustee,
                                                                     Nations  Fund Trust,  Director,
                                                                     Nations Fund Portfolios. Inc.


Carl E. Mundy, Jr., 60         Director                              Commandant, United States. Marine
9308 Ludgate Drive                                                   Corps, from July 1991 to July 1995;
Alexandria, VA  23309                                                Commanding General, Marine Forces
                                                                     Atlantic, from June 1990 to June 1991.

                                       40


A. Max Walker, 73*             President, Director and Chairman of   Financial consultant; Director and
6215 Riverwood Drive, N.W.     the Board                             Chairman of the Board, Hatteras
Atlanta, GA 30328                                                    Income Securities, Inc., Nations
                                                                     Government  Income  Term  Trust
                                                                     2003, Inc.,  Nations Government
                                                                     Income Term Trust  2004,  Inc.,
                                                                     Nations     Balanced     Target
                                                                     Maturity Fund, Inc. (investment
                                                                     companies);           Formerly,
                                                                     President, A. Max Walker, Inc.;
                                                                     Director,  The  Capital  Mutual
                                                                     Funds; Director and Chairman of
                                                                     the Board,  Nations Fund, Inc.;
                                                                     Trustee  and  Chairman  of  the
                                                                     Board,   Nations   Fund  Trust,
                                                                     Director,      Nations     Fund
                                                                     Portfolios. Inc.

Charles B. Walker, 57          Director                              Since 1989, Director,
Ethyl Corporation                                                    Executive Vice President,
P.O . Box 2189                                                       Chief Financial Officer and
330 South Fourth Street                                              Treasurer, Ethyl Corporation
Richmond, VA  23217                                                  (chemicals, plastics, and aluminum
                                                                     manufacturing);   since   1994,
                                                                     Vice      Chairman,       Ethyl
                                                                     Corporation  and Vice Chairman,
                                                                     Chief  Financial   Officer  and
                                                                     Treasurer,            Albemarle
                                                                     Corporation,  Director, Nations
                                                                     Fund,  Inc.;  Trustee,  Nations
                                                                     Fund Trust,  Director,  Nations
                                                                     Fund Portfolios, Inc.

Thomas S. Word, Jr., 57*       Director                              Partner, McGuire Woods
McGuire, Woods, Battle                                               Battle & Boothe (law);
& Boothe                                                             Director, The Capital Mutual
One James Center                                                     Funds; Director, Vaughan
Richmond, VA 23219                                                   Bassett Furniture Company,
                                                                     Director VB Williams  Furniture
                                                                     Company,     Inc.;    Director,
                                                                     Nations  Fund,  Inc.;  Trustee,
                                                                     Nations  Fund Trust,  Director,
                                                                     Nations Fund Portfolios, Inc.

                                      41


Richard H. Blank, Jr., 39      Secretary                             Since 1994, Vice President
Stephens Inc.                                                        of Mutual Fund Services,
                                                                     Stephens Inc. 1990 to 1994,
                                                                     Manager Mutual Fund
                                                                     Services, Stephens Inc.
                                                                     1983 to 1990, Associate in
                                                                     Corporate Finance
                                                                     Department, Stephens Inc.

Michael W. Nolte, 34           Assistant Secretary                   Associate, Financial Services
Stephens Inc.                                                        Group of Stephens Inc.

Louise P. Newcomb, 43          Assistant Secretary                   Corporate Syndicate
Stephens Inc.                                                        Associate, Stephens Inc.

James E. Banks, 39             Assistant Secretary                   Since 1993, Attorney,
Stephens Inc.                                                        Stephens Inc.; Associate
                                                                     Corporate  Counsel,   Federated
                                                                     Investors;  from  1991 to 1993,
                                                                     Staff Attorney,  Securities and
                                                                     Exchange  Commission  from 1988
                                                                     to 1991

Richard H. Rose, 40            Treasurer                             Since 1994, Vice President,
The Shareholder Services                                             Division Manager, The
Group, Inc.                                                          Shareholder Services Group;
One Exchange Place                                                   since 1988, Senior Vice
Boston, MA 02109                                                     President, The Boston ComDanv
                                                                     Advisors. Inc.

Joseph C. Viselli, 31          Assistant Treasurer                   Assistant Vice President, The Boston
The Shareholder Services                                             Company Advisors, Inc. since April
Group, Inc.                                                          1992.
One Exchange Place
Boston, MA 02109


         Mr. Rose serves as Treasurer to certain other investment companies for which the Shareholder Services Group. Inc. or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

         Each Director of the Company is also a Director of Nations Fund, Inc. and a Trustee of Nations Fund Trust and Nations Institutional Reserves, each a registered investment company that is part of the Nations Fund Family. Richard
H. Blank, Jr., Richard H. Rose, Joseph C. Viselli, Michael W. Nolte, Louise P. Newcomb and James E. Banks, Jr. are also officers of Nations Fund. Inc., Nations Fund Trust and Nations Institutional Reserves.

         As of the date of this SAI, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of each of the Funds.

         The Company has adopted a Code of Ethics which, among other things, prohibits each access person of the Company from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a Director or officer of the Company, (ii) any employee of the Company (or any company in a control relationship with the Company) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Company, and (iii) any natural person in a control relationship with the Company who obtains information concerning recommendations made to the Company regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Company any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Company's access persons, other than its "disinterested" Directors, submit reports to the Company's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

Nations Funds Retirement Plan


         Under the terms of the Nations Funds Retirement Plan for Eligible Directors (the "Retirement Plan"), each director may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies ("Funds") advised by NBAI. If a director retires before reaching age 65, no benefits are payable. Each eligible director is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate director's fees payable by the Funds during the calendar year in which the director's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining age 65, the director's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the director if he had not died. The Retirement Plan is unfunded. The benefits owed to each director are unsecured and subject to the general creditors of the Funds. At present the Plan is not in effect and therefore there are no fees to disclose.


Nations Funds Deferred Compensation Plan

         Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Directors (the "Deferred Compensation Plan"), each director may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the director for that calendar year. An application will be submitted to the SEC to permit deferring directors to elect to tie the rate of return on fees deferred pursuant to the Deferred

Compensation Plan to one or more of certain investment portfolios of certain Funds. Until approval is received from the SEC, the rate of return on any fees deferred by a director will be tied to the yield on 90-day U.S. Treasury Bills. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Retirement Plan. The Board of Directors, in its sole discretion, may accelerate or extend such payments after a director's termination of service. If a deferring director dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the director's death. If a deferring director dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the director. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring directors have the status of unsecured creditors of the Funds from which they are deferring compensation.

                                                                                            Nations
                                                  Total Compensation       Nations           Fund
                           Aggregate              from Registrant and      Fund              Deferred
Name of Person             Compensation           Fund Complex Paid        Retirement        Compensation
Position (1)               from Registrant (2)    to Directors             Plan              Plan
----------------           -------------------    --------------------     -----------       -------------
Edmund L. Benson, III            $7,500.00              $36,500.00               N/A               N/A
Director
James Ermer                      $7,500.00              $36,500.00               N/A               N/A
Director
William H. Grigg                 $7,500.00              $45,500.00               N/A               N/A
Director
Thomas F. Keller                 $7,500.00              $45,500.00               N/A               N/A
Director
A. Max Walker                    $9,500.00              $51,500.00               N/A               N/A
Chairman of the Board
Charles B. Walker                $7,500.00              $36,500.00               N/A               N/A
Director
Thomas S. Word                   $7,500.00              $36,500.00               N/A               N/A
Director


Carl E. Mundy, Jr.,               $7,000                    N/A                  N/A               N/A
Director


(1)  All  directors  receive   reimbursements  for  expenses  related  to  their
     attendance at meetings of the Board of Directors. Officers of the Company receive no direct remuneration in such capacity from the Company.

(2) For current fiscal year and includes estimated future payments. Each Director receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Company, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Directors (or committee thereof) and $500 for attendance at each other meeting of the Board of Directors (or Committee thereof).


(3) Messrs. Grigg, Keller and A.M. Walker receive compensation from eight investment companies, including the Company, that are deemed to be part of the Nations Fund "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer,
     C. Walker, Mundy and Word receive compensation from four investment companies, including the Company, deemed to be part of the Nations Fund fund complex.

                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
                   TRANSFER AGENCY, SHAREHOLDER SERVICING AND
                             DISTRIBUTION AGREEMENTS

The Company and Its Common Stock

         The Company is an open-end diversified management investment company organized as a corporation under the laws of the State of Maryland on January 23, 1995. The Company offers shares of common stock which represent interests in one of three separate Funds. This SAI relates to the following Funds of the
Company: the Emerging Markets Fund, the Pacific Growth Fund and the Global Government Income Fund. Each Fund offers the following separate classes of shares: Trust A Shares, Trust B Shares, Investor A Shares, Investor C Shares and Investor N Shares. Certain classes of the Company are offered on a no load basis, and others are offered at the public offering price plus a sales charge. Shares of each Fund of the Company are redeemable at the net asset value (less any applicable contingent deferred sales charge ("CDSC") thereof at the option of the holders thereof or in certain circumstances at the option of the Company. For information concerning the methods of redemption and the rights of share ownership, consult the Prospectuses under the captions "How to Buy Shares," "How to Redeem Shares" and "Organization and History."

         Trust Shares are sold exclusively through banks and certain other financial institutions primarily to their fiduciary clients and similar customers. Investor Shares are available to non-fiduciary customers of certain broker-dealers and other financial institutions. Certain charges that apply to one class of shares of a Fund may not be charged to the other class of shares of the same Fund. Consequently, the yield earned on one class of shares of a Fund may be different from that of the other class of shares of the same Fund, and the net asset value per share of the classes of shares of each Fund will differ.

         As used in this SAI and in the Prospectuses, the term "majority of the outstanding shares" of the Company, a particular Fund or a particular class of shares of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, Fund or class (as appropriate) present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares entitled to vote, are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, Fund or class.

The Board of Directors may classify or reclassify any unissued shares of the Company into shares of any class, classes or Fund in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any Fund or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.
                                       46

Investment Adviser


         Effective January 1, 1996, NBAI began serving as investment adviser to the Funds, pursuant to an Investment Advisory Agreement dated January 1, 1996. NBAI is a wholly owned banking subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.

         NBAI also serves as investment adviser to Nations Fund, Inc., Nations Fund Trust and The Capitol Mutual Funds, each a registered investment company that is part of the Nations Fund family of funds. In addition, NBAI serves as the investment adviser to Hatteras Income Securities. Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange.

         Prior to January 1, 1996, NationsBank, through its Investment Management Division, served as investment adviser to the Funds. NationsBank is a wholly owned subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NationsBank and NationsBank Corporation are located at One NationsBank Plaza, Charlotte, North Carolina 28255. NationsBank is successor to NationsBank of North Carolina, N.A., which was merged with and into NationsBank of South Carolina. N.A. effective January 3, 1995. The resulting entity was renamed NationsBank, N.A. (Carolinas).

         Since 1874, NationsBank and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, NationsBank and its affiliates manage over $50 billion, including over $13 billion in Nations Fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. NationsBank is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. NationsBank and its affiliated organizations make available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.
Approximately 12 of NationsBank's personnel are involved in stock and bond research.

         NationsBank restructured its investment management division as of January 1, 1996 by reorganizing the division into two separate, wholly owned advisory subsidiaries, NBAI and TradeStreet Investment Associates, Inc. The restructuring resulted in the transfer of the division's investment management and advisory functions to NBAI. The investment professionals who performed investment company management functions as employees of NationsBank continue to perform such services as employees of NBAI. The restructuring did not change the scope and nature of investment advisory services provided to the Funds.

         Nations Gartmore, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to the Funds pursuant to a sub-advisory agreement. Nations Gartmore is a joint venture structured as a Delaware general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore plc, a publicly listed U.K. company. Banque Indosuez, a French bank, indirectly owns 75% of Gartmore plc's outstanding voting shares, and the remaining 25% are owned by the public and by Gartmore plc's employees. Banque Indosuez, a wholly owned subsidiary of Compagnie de Suez, S.A., acquired Gartmore plc in 1990.

Nations Gartmore is a registered investment adviser in the United States and a member of the Investment Management Regulatory Organization Limited, a U.K. regulatory authority.

         Pursuant to the terms of the Advisory and Sub-Advisory Agreements relating to the Funds (sometimes referred to collectively as the "Advisory Agreements"), NBAI and Nations Gartmore (the "Sub-Adviser"), subject at all times to the control of the Company's Board of Directors and in conformance with the stated policies of the Company, select and manage the investments of the Funds. NBAI and the Sub-Adviser obtain and evaluate economic, statistical and financial information to formulate and implement investment policies for the Funds. The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI, or any of its officers, directors, employees or agents, NBAI shall not be subject to liability to the Company or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable to the Company or to its shareholders for any act or omission by NBAI or the Sub-Adviser or for any loss sustained by the Company or by its shareholders except in the case of NBAI's or the Sub-Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of NationsBank or the Sub-Adviser, as the case may be.

      The Investment Advisory Agreement was approved by the Company's Board of Directors at the October 12-13 Meeting of the Board of Directors. The Investment Advisory Agreement shall become effective with respect to a Fund if and when approved by the Directors of the Company, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Company's Board of Directors or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Company's Directors who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Directors of the Company), by votes cast in person at a meeting specifically called for such purpose. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Company (by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund) or by NBAI on 60 days' written notice.

         The Sub-Advisory Agreement was approved by the Company's Board of Directors on January 26, 1995 and by the initial shareholder on June 30, 1995. The Sub-Advisory Agreement will continue in effect for an initial term of two years from its effective date and continues in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Sub-Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The respective Funds, NBAI or Nations Gartmore may terminate the Sub-Advisory Agreement, on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

         The advisory fee for the Emerging Markets Fund is calculated daily and paid monthly at the annual rate of 1.10% of the Fund's average daily net assets. NBAI pays the Sub-Adviser a fee determined at the annual rate of 0.85% of the Fund's average daily net assets. The advisory fee for the Pacific Growth Fund is calculated daily and paid monthly at the annual rate of 0.90% of the

Fund's average daily net assets. NBAI pays the Sub-Adviser a fee determined at the annual rate of 0.70% of the Fund's average daily net assets. The Global Government Income Fund pays NBAI an advisory fee determined at the annual rate of 0.70% of the Fund's average daily net assets. NBAI pays the Sub-Adviser a fee determined at the annual rate of 0.54% of the Fund's average daily net assets.

         NBAI and/or the Sub-Adviser may waive a portion of their fees; however, any such waiver may be discontinued at any time. As discussed under the caption "Expenses," NBAI and the Sub-Adviser will be required to reduce their fees from the Funds, in direct proportion to the fees payable by the Funds to NBAI, Sub-Adviser, the Administrator and the Co-Administrator, if the expenses of the Funds exceed the applicable expense limitation of any state in which the Funds' Shares are registered or qualified for sale.


Investment Styles

         The Company uses various investment strategies to manage its portfolios. These strategies have been categorized into investment styles which consist of the Emerging Markets and Pacific Growth Funds Style and the Global Government Income Fund Style. These styles are described below.

Nations Emerging Markets and Pacific Growth Funds Style

         The Emerging Markets and Pacific Growth Funds utilize an investment philosophy that emphasizes investment in reasonably priced growth stocks. This philosophy assumes that superior earnings growth will lead to greater investment returns. In the case of global or international portfolios this philosophy concentrates on stock selection and asset allocation aimed at strategically overweighting growing markets while avoiding those with less possibility of appreciation. This investment approach is designed to add value while also providing diversification to minimize risk.

         Nations Gartmore selects stocks for its portfolios using rigorous stock selection criteria. Their analysis is designed to discover securities which demonstrate a potential for above market earnings growth rates while maintaining reasonable valuation levels and whose parent corporations show strong balance sheets and quality management. In order to ascertain these facts, Nations Gartmore representatives make on site inspections of the companies under review, as well as their competitors, suppliers and customers.

         The allocation of assets is determined by portfolio managers based on both qualitative and quantitative research. This research includes the identification of investment themes, political and economic trends, price/earnings ratios, real interest rates and earnings growth projections. These factors determine economic, market, interest rate and currency forecasts which are, in turn, used to determine regional allocations.

Global Government Income Fund Style

         The Global Government Income Fund bases its investment decisions on an analysis of longer term economic trends which are believed to be key to successful fixed income investing. This tendency to take into account long term economic trends is coupled with the practice of investing primarily in investment grade government securities which minimize the investor's credit risk.

         This investment policy is effected by carefully analyzing interest rate forecasts and currency movements for various markets and using this information to determine regional allocations. These allocations are then adjusted to reflect the portfolio manager's perception of the most favorable markets and issuers. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the portfolio's management in determining whether to increase or decrease the emphasis placed on a particular country or type of security.

Administrator and Co-Administrator

         The Company has retained Stephens Inc. ("Administrator") as the administrator and The Shareholder Services Group, Inc. (the "Co-Administrator") as the co-administrator of the Company.

         The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively, each of which was approved by the Board of Directors on January 25, 1995. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, an administrative fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.

         Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Company, (iii) furnish corporate secretarial services to the Company, including coordinating the preparation and distribution of materials for Board of Directors meetings, (iv) coordinate the provision of legal advice to the Company with respect to regulatory matters, (v) coordinate the preparation of reports to the Company's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinating the provision of services to the Company by the Co-Administrator, the Transfer Agents and the Custodians, and (vii) generally assist in all aspects of the Company's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Company for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

         Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the Funds, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for the Company's reports to shareholders and the SEC, (iv) prepare and file the Company's federal and state tax returns, (v) perform monthly compliance testing for the Company, and (vi) prepare and furnish the Company monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

         The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Directors, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the non-assigning party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the Funds or to their shareholders except in the case of the Administrator's or Co-Administrator's respective, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As discussed under the caption "Expenses," the Administrator and Co-Administrator will be required to reduce their fee from the Company, in direct proportion to the fees payable to the Administrator and Co-Administrator by the Company, if the expenses of the Company exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.

Distributor

         Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Funds.

         At a meeting held on January 25, 1995, the Board of Directors selected Stephens Inc. as Distributor, and approved a distribution agreement ("Distribution Agreement") with the Distributor. Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that its receives to the Company or the Transfer Agent (as defined under the caption "Transfer Agents and Custodian"). Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act.

         The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Directors or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund and (ii) a majority of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Fund, without penalty, on 60 days' notice by the Board of Directors, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, or by the Distributor.

Distribution Plans and Shareholder Servicing Arrangements for Investor Shares

         Investor A Shares

         The Company has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay the Distributor or banks, broker/dealers or other financial institutions that offer shares of the Fund and that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") or a Shareholder Servicing Agreement with the

Company ("Servicing Agents"), up to 0.25% (on an annualized basis) of the average daily net asset value of such Fund.

         Payments under the Investor A Plan may be made to the Distributor for reimbursements of distribution-related expenses actually incurred by the Distributor, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Investor A Plan, or to Servicing Agents that have entered into a Shareholder Servicing Agreement with the Company for providing shareholder support services to their Customers which hold of record or beneficially Investor A Shares of a Fund. Such shareholder support services provided by Servicing Agents to holders of Investor A Shares of the Funds may include (i) aggregating and processing purchase and redemption requests for Investor A Shares from their Customers and transmitting promptly net purchase and redemption orders to the Company's distributor or transfer agent; (ii) providing their Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of their Customers; (iv) providing information periodically to their Customers showing their positions in Investor A Shares; (v) arranging for bank wires; (vi) responding to their Customers' inquiries concerning their investment in Investor A Shares; (vii) providing subaccounting with respect to Investor A Shares beneficially owned by their Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their Customers; (ix) forwarding to their Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement;
(x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent the Selling Agent is permitted to do so under applicable statutes, rules or regulations.

         Expenses incurred by the Distributor pursuant to the Investor A Plan in any given year may exceed the sum of the fees received under the Investor A Plan. Any such excess may be recovered by the Distributor in future years so long as the Investor A Plan is in effect. If the Investor A Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund.

         Investor C Shares

         The Directors of the Company have approved a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act for the Investor C Shares of the Funds (the "Investor C Plan"). Pursuant to the Investor C Plan, each Fund may pay the Distributor for certain expenses that are incurred in connection with the distribution of shares. Payments under the Investor C Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of Investor C Shares of a Fund. Payments to the Distributor pursuant to the Investor C Plan will be used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C
Shares, (ii) for promotional activities intended to result in the sale of Investor C Shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Investor C Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor C Shares. Fees received by the Distributor pursuant to the Investor C Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

         Pursuant to the Investor C Plan, the Distributor may enter into Sales Support Agreements with Selling Agents for providing sales support services to their Customers who are the record or beneficial owners of Investor C Shares of the Funds. Such Selling Agents will be compensated at the annual rate of up to 0.75% of the average daily net asset value of the Investor C Shares of the Funds held of record or beneficially by such Customers. The sales support services provided by Selling Agents may include providing distribution assistance and promotional activities intended to result in the sales of shares such as paying for the preparation, printing and distribution of prospectuses to other than current shareholders.

         Fees paid pursuant to the Investor C Plan are accrued daily and paid monthly, and are charged as expenses of the relevant shares of a Fund as accrued. Expenses incurred by the Distributor pursuant to the Investor C Plan in any given year may exceed the sum of the fees received under the Investor C Plan and payments received pursuant to contingent deferred sales charges. Any such excess may be recovered by the Distributor in future years so long as the Investor C Plan is in effect. If the Investor C Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

         In addition, the Directors have approved a Shareholder Servicing Plan ("Servicing Plan") with respect to the Investor C Shares of the Funds (the "Investor C Servicing Plan"). Pursuant to the Investor C Servicing Plan, each Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with Nations Fund ("Servicing Agents") for certain expenses that are incurred by the Servicing Agents in connection with shareholder support services that are provided by the Servicing Agents. Payments under the Investor C Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor C Shares. The shareholder services provided by the Servicing Agents may include (i) aggregating and processing purchase and redemption requests for such Investor C Shares from Customers and transmitting promptly net purchase and redemption orders to the Company's distributor or transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor C Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Investor C Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor C Shares; (vii) providing subaccounting with respect to such Investor C Shares beneficially owned by Customers or providing the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement;
(x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent the Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         Investor N Shares

         The Directors of the Company have approved the Investor N Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to Investor N Shares of the Funds. Pursuant to the Investor N Distribution Plan, a Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of such Fund's Investor N Shares, including for sales related services provided by Selling Agents. Payments under a Fund's Investor N Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of each Fund's Investor N Shares.

         The fees payable under the Investor N Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services  provided,  and related  expenses  incurred,  by such  Selling  Agents.
Payments under the Investor N Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively, overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

         In addition, the Directors have approved a Shareholder Servicing Plan with respect to Investor N Shares of the Funds (the "Investor N Servicing Plan"). Pursuant to the Investor N Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Company ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under the Investor N Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor N Shares of the Funds.

         The fees payable under the Investor N Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for such Investor N Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor N Shares pursuant to specific or pre-authorized instructions;
(iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Investor N Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor N Shares; (vii) providing sub-accounting with respect to such Investor N Shares beneficially owned by Customers or providing the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers;
(ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Investor N Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         The fees payable under the Investor N Distribution Plan and Investor N Servicing Plan (together, the "Investor N Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Investor N Plans which exceed the payments made to the Selling Agents and Servicing Agents by the Distributor or Nations Fund and reimbursed by the Fund pursuant to the Investor N Plans. Any such excess expenses may be recovered in future years, so long as the Investor N Plans are in effect. Because there is no requirement under the Investor N Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Investor N Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Investor N Plans or in connection with contingent deferred sales charges, if for any reason the Investor N Plans are terminated, the Directors will consider at that time the manner in which to treat such expenses.

         Information Applicable to Investor A, Investor C and Investor N Shares

         The Investor A Plan, the Investor C Plan, the Investor C Servicing Plan, the Investor N Distribution Plan and the Investor N Servicing Plan (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Plans is subject to, among other things, the National Association of Securities Dealers, Inc. ("NASD") Rules of Fair Practice governing receipt by NASD members of shareholder servicing plan fees from registered investment companies (the "NASD Servicing Plan Rule"), which became effective on July 7, 1993. Such compensation shall only be paid for services determined to be permissible under the NASD Servicing Plan Rule.

         Each Plan requires the officers of the Company or the Distributor to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1 under the 1940 Act, each Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the

1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on January 26, 1995. The Plans continue in effect as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that each Plan will benefit the respective Investor A, Investor C or Investor N Shares and the holders of such shares. The Plans were approved by their initial shareholders on June 30, 1995.

         Each Plan may be terminated with respect to its shares by vote of a majority of the Qualified Directors or by vote of a majority of holders of its outstanding voting securities. Any change in a Plan that would increase materially the distribution expenses paid by the Investor A, Investor C or Investor N Shares requires shareholder approval; otherwise, each Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. The Investor C Servicing Plan and the Investor N Servicing Plan may be terminated by a vote of a majority of the Qualified Directors. As long as a Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

         Conflict of interest restrictions may apply to the receipt by Selling, and/or Servicing Agents of compensation from Nations Fund in connection with the investment of fiduciary assets in Investor Shares. Selling and/or Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money maneuvers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Investor Shares.

Shareholder Administration Plan (Trust B Shares)


      As stated in the Prospectus describing the Trust B Shares, the Company has a separate Shareholder Administration Plan (the "Administration Plan") with respect to such shares. Pursuant to the Administration Plan, the Company may enter into agreements ("Administration Agreements") with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of Trust B Shares ("Servicing Agents"). The Administration Plan provides that pursuant to the Administration Agreements, Servicing Agents shall provide the shareholder support services as set forth therein to their customers who may from time to time own of record or beneficially Trust B Shares ("Customers") in consideration for the payment of up to 0.60% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Trust B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Trust B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Trust B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Trust B Shares; (vii) providing sub-accounting with respect to Trust B Shares beneficially owned by Customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications

(such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding an Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services and (xii) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.


      The Administration Plan also provides that in no event may the portion of the shareholder administration fee that constitutes a "service fee," as the term is defined in the NASD Servicing Plan Rule, exceed 0.25% of the average daily net asset value of the Trust B Shares a Fund. In addition, to the extent any portion of the fees payable under the Plan is deemed to be for services primarily intended to result in the sale of Fund Trust B Shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated Such Plan shall continue in effect as long as the Board of Directors, including a majority of the Qualified Directors, specifically approves the Plan at least annually.



Expenses


         The Administrator and/or Co-Administrator furnishes, without additional cost to the Company, the services of the Treasurer and Secretary of the Company and such other personnel (other than the personnel of NBAI or Sub-Adviser) as are required for the proper conduct of the Company's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Company's Shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Plans relating to the Investor A, Investor C and Investor N Shares of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Company.

         The Company pays, or causes to be paid, all other expenses of the Company, including without limitation: the fees of NBAI, the Sub-Adviser, the Administrator and Co-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company; brokerage commissions chargeable to the Company in connection with fund securities transactions to which the Company is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Company to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Company and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Company (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Company's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in Shares or cash; charges and expenses of any outside service used for pricing of the Company's Shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relative to the Company;

membership dues of industry associations; interest payable on Company borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operation unless otherwise explicitly assumed by NBAI (and/or the Sub-Adviser), the Administrator or Co-Administrator.


         Expenses of the Company which are not directly attributable to the operations of any class of Shares or Fund are pro-rated among all classes of Shares or Fund of the Company based upon the relative net assets of each class or Fund. Expenses of the Company which are not directly attributable to a specific class of Shares but are directly attributable to a specific Fund are prorated among all the classes of Shares of such Fund based upon the relative net assets of each such class of Shares. Expenses of the Company which are directly attributable to a class of Shares are charged against the income available for distribution as dividends to such class of Shares.


         The Advisory Agreement, the Sub-Advisory Agreement and the Administration Agreement require NBAI, the Sub-Adviser and the Administrator to reduce their fees to the extent required to satisfy any expense limitations which may be imposed by the securities laws or regulations thereunder of any state in which a Fund's shares are registered or qualified for sale, as such limitations may be raised or lowered from time to time and the aggregate of all such investment advisory, sub-advisory and administration fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by NBAI, the Sub-Adviser or the Administrator shall be deducted from the monthly investment advisory and administration fees otherwise payable to NBAI, the Sub-Adviser and the Administrator during such fiscal year. If required pursuant to such state securities regulations, NBAI, the Sub-Adviser and the Administrator will reimburse the Company no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory and administration fees in excess of such limitation).


Transfer Agents and Custodians

         The Shareholder Services Group, Inc. ("TSSG"), is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, and acts as transfer agent (the "Transfer Agent") for the Company's Trust Shares and Investor Shares. Under a transfer agency agreement, the Transfer Agent maintains shareholder account records for the Company, handles certain communications between shareholders and the Company, distributes dividends and distributions payable by the Company to shareholders and produces statements with respect to account activity for the Company and its shareholders for these services. The Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Company during the month and is reimbursed for out-of-pocket expenses. NationsBank of Texas, N.A. ("NationsBank of Texas"), 901 Main Street, Dallas, Texas 75201, serves as sub-transfer agent for each Fund's Trust Shares.


         Morgan Guaranty Trust Company serves as custodian (the "Custodian") for the portfolio securities and cash of the Funds. The Custodian maintains custody of the Funds' securities cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of the Funds all checks, and receives all dividends and other distributions made on securities owned by the Funds. The Custodian receives compensation from the Funds for its services based on a percentage of the market value of the Funds' securities and a charge for fund transactions.


                       INDEPENDENT ACCOUNTANTS AND REPORTS

         At least semi-annually, the Company will furnish shareholders of the Funds with a list of the investments held in the Funds and financial statements for the Funds. The annual financial statements will be audited by the Company's independent auditors. The Board of Directors has selected Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 as the Company's independent accountant to audit the Company's books and review the Company's tax returns for the Funds' fiscal years ending on and after March 31, 1996.


         The Company's Statement of Assets and Liabilities dated July 27, 1995 and Report of Independent Accountants dated June 28, 1995 appearing in Post-Effective Amendment No. 1 to the Registration Statement are incorporated by reference in this SAI. The Company's unaudited Financial Statements for the period ended September 30, 1995 appearing in the Company's September 30, 1995 Semi-Annual Report also are incorporated by reference in this SAI.

                                     COUNSEL


         Morrison & Foerster LLP serves as legal counsel to the Company. Its address is 2000 Pennsylvania Avenue. N.W., Washington, D.C. 20006.


                      ADDITIONAL INFORMATION ON PERFORMANCE

         Yield information and other performance information for the Company's Funds may be obtained by calling the Company at (800) 321-7854.

Yield Calculations

         The yield of the Trust Shares and Investor Shares of the Funds is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a share of such classes at the end of the period. Yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

         Yield = 2[(a-b + 1)6 1]
                     cd

Where:     a    =     dividends and interest earned during the period

           b    =     expenses accrued for the period (net of reimbursements)

           c    =     average daily number of shares outstanding during the
                      period that were entitled to receive dividends

           d    =     maximum offering price per share on the last day of the
                      period

         For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions a Fund paid over the same period or the rate of income reported in the Funds' financial statements.

Total Return Calculations

         Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Fund. The Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC.

         Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

Where:     P       =     a hypothetical initial payment of $1,000

           T       =     average annual total return

           n       =     number of years

           ERV     =     ending redeemable value at the end of the period of a
                         hypothetical $1,000 payment made at the beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

            CTR    =     (ERV-P) 100
                              P
Where:     CTR     =     Cumulative total return

           ERV     =     ending redeemable value at the end of the period of a
                         hypothetical $1,000 payment made at the beginning of such period


            P      =     initial payment of $ 1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

         The Trust Shares and Investor Shares of the Funds may also quote their distribution rates, which express the historical amount of income dividends paid to their shareholders during a one-month (in the case of the Global Government Income Fund) or a three-month (in the case of the Emerging Markets Fund and Pacific Growth Fund) period as a percentage of the maximum offering price per share on the last day of such period.

         The performance figures of the Funds as described above will vary from time to time depending upon market and economic conditions, the composition of their portfolios and operating expenses. These factors should be considered when comparing the performance figures of the Funds with those of other investment companies and investment vehicles.

         The Funds may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund.

         In addition, the performance and yield of a class of shares in the Emerging Markets Fund and Pacific Growth Fund may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange or the Europe, Far East and Australia Index, a recognized unmanaged index of international stocks. The performance and yield of a class of shares in the Global Government Income Fund may be compared to the Lehman Brothers Government/Corporate Bond Index, an unmanaged index of U.S. government, treasury and agency securities, corporate and yankee bonds, the Salomon Brothers Long-Term-High-Grade Corporate Bond Index, an unmanaged index of nearly all U.S. "Aaa-" and "Aa-" rated bonds or international bond index. Any given performance comparison should not be considered representative of a Fund's performance for any future period.

Each Fund of the Company may quote information obtained from the Investment Company Institute in its advertising materials and sales literature.

MISCELLANEOUS

Certain Record Holders


         The following indicates those persons who owned 5% or more of the indicated class of shares as of January 24, 1996. Unless otherwise indicated, the address for each recordholder of Trust Shares is 1401 Elm Street, 11th Floor, Dallas, Texas 75202.




                                                                   Percentage of Shares
Name and Address                                                    Held of Record Only

Nations Emerging Markets Fund

Trust A Shares

PT NationsBank Corp.-Equity                                               45.50%
Susan Waldkirch
NCI-007-21-02
101 South Tryon Street
Charlotte, NC  28255

ST NationsBank-Equity                                                     11.10%
Susan Waldkirch
NCI-007-21-02
101 South Tryon Street
Charlotte, NC  28255

ST NationsBank Balanced-Equity                                             7.00%
Susan Waldkirch
NCI-007-21-02
101 South Tryon Street
Charlotte, NC  28255


Investor A Shares

BSDT CUST                                                                 17.71%
Charles R. Egan IRA RO
410 Ridge Drive
Naples, FL  33963

Stephens Inc.                                                             15.55%
Custodian for Theodore Otto Johnson
P.O. Box 34127
Little Rock, AR  72203
                                       62

Andrew M. Silton and Margaret Kanze Silton                                 6.97%
JTWROS
5314 Germaine Terrace
Charlotte, NC  28225

David E. Buchner                                                           5.61%
110 Mohawk Drive
Claredon Hills, IL  60514-1128

Investor C Shares

Stephens Inc.                                                             55.66%
111 Center Street
Little Rock, AR  72201

Dean Witter Reynolds Cust. For                                            17.03%
David G. Elmer
IRA Std/Rollover dta 7/18/95
191 Second Avenue
Dayton, TN  3733

Renee A. Kriz                                                             13.75%
7734 Middle Valley Drive
Springfield, VA  22153

Youssef I A Talaat Cust For                                                6.74%
Adham Y Talaat VA/UTMA
7383 Jiri Woods Ct.
Springfield, VA  22153

Youssef I A Talaat Cust For                                                6.74%
Ashraf Y Talaat VA/UTMA
7383 Jiri Woods Ct.
Springfield, VA  22153

Nations Global Government Income Fund

Trust A Shares

Nations Funds Fixed Income
Susan Waldkirch                                                           88.40%
NCI-007-21-02
Nations Bank N.A.
101 South Tryon Street
Charlotte, NC  28255

                                       63

Investor A Shares

William A. Bridges &                                                      39.77%
Nancy P. Bridges JT TEN
112 Country Club Drive
Greenville, SC  29605-1117

Stephens Inc.                                                             33.96%
111 Center Street
Little Rock, AR  72201

Winston Burt &                                                            15.21%
Gweneth A. Burt JT TEN
306 Gresham Street
Baytown, TX  77520-2610
                                                                           9.44%
J. Laing Bowles Jr. &
Maria Galvin Bowles
4000 Massachusetts Ave., N.W.
Apt. 1615
Washington, DC 20016

Investor C Shares

Stephens Inc.                                                             99.88%
111 Center Street
Little Rock, AR  72201

Investor N Shares

Dixie Restaurant                                                          65.90%
Equipment Co. Inc.
2734 Spring Garden Road
Winston Salem NC, 27106-5714

Dean Witter Reynolds Cust For                                             11.86%
Alex Thomson IRA SEP
c/o McGladrey & Pullen
P.O. Box 1730
Wilmington, NC  28402

Charlotte S. Copeland                                                      9.49%
103 Quail Drive Meadowbrook
Summerville, SC  29485

Dean Witter Reynolds Cust For                                              6.39%
Sandra D. Riggs
1608 Summerwood Trail
Hixson, TN  37343
                                       64

Stephens Inc.                                                              5.60%
111 Center Street
Little Rock, AR  72201

Nations Pacific Growth Fund

Trust A Shares

PT NationsBank Corp.-Equity                                               24.80%
Susan Waldkirch
NCI-007-21-02
Nations Bank N.A.
101 South Tryon Street
Charlotte, NC  28255


ST NationsBank-Equity                                                     16.70%
Susan Waldkirch
NCI-007-21-02
Nations Bank N.A.
101 South Tryon Street
Charlotte, NC  28255


Investor A Shares

Mohammad Athari M.D.                                                      38.83%
2802 Garth Road
Baytown, TX  77521-3900

Stephens Inc.                                                              6.61%
P.O. Box 34127
Little Rock, AR  72203

Stephens Inc.                                                              5.05%
                                       65


Attn: Customer Control
P.O. Box 34127
Little Rock, AR  72203

Investor C Shares

Carolyn Branan                                                            51.40%
19209 Hidden Cove Lane
Huntersville, NC  28078

Stephens Inc.                                                             17.36%
111 Center Street
Little Rock, AR  72201

Dean Witter Reynolds Cust For                                             10.56%
Jean M. De Ru IRA
2664 Sharondale Drive
Atlanta, GA  30305-3858

William D. Ratliff III                                                    10.52%
801 Cherry Street, Suite 1300
Fort Worth, TX  76102

      As of January 24, 1996, NationsBank Corporation and its affiliates owned of record more than 25% of the outstanding shares of the Company acting as agent, fiduciary, or custodian for its customers and may be deemed a controlling person of the Company under the 1940 Act.

                                       66


                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

         The  following  summarizes  the highest six ratings  used by Standard &
Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment grade securities.

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

                  BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The  following  summarizes  the  highest  six  ratings  used by Moody's
Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

                           Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude
                                       A-1

         or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                           A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds  that are rated Baa are  considered  medium  grade obligations,  i.e.,  they  are  neither  highly  protected  nor  poorly secured.  Interest payments and principal  security appear adequate for the present but certain  protective  elements  may be lacking or may be characteristically unreliable over any great length of time. Such bonds
         lack   outstanding   investment   characteristics   and  in  fact  have
         speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bond which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps
Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

                  AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  AA - Bonds  that  are  rated  AA are of high  credit  quality.
         Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                  BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment.
         Considerable variability in risk during economic cycles.
                                      A-2

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The  following  summarizes  the  highest  four  ratings  used by  Fitch
Investors Service, Inc. ("Fitch") for bonds each of which denotes that the securities are investment grade:

                           AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated
         AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1 +.

                  A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  BBB  -  Bonds   considered  to  be  investment  grade  and  of
         satisfactory credit quality.  The obligor's ability to pay interest and repay  principal  is  considered  to be  adequate.  Adverse  changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood  that the ratings of these bonds will fall below  investment grade is higher than for bonds with higher ratings.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

                  MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

         The following summarizes the two highest ratings used by S&P for short-term municipal notes:

                  SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.
                                      A-3

                  SP-2 -- Satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1 +, Duff 1 and Duff 1-, within the highest rating category. Duff 1 + indicates highest certainty of timely payment.
Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor.
Duff 1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         The following summarizes the three highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

                  F-1 + securities possess  exceptionally strong credit quality.
         Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1 +.

                  F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1
         + and F-1 ratings.

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong. safety characteristics are denoted A-1 +. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest  commercial  paper rating assigned by
Moody's.   Issuers  rated  Prime1  (or  related  supporting   institutions)  are
considered  to have a  superior  capacity  for  repayment  of senior  short-term
promissory   obligations.   Issuers   rated   Prime-2  (or  related   supporting
institutions)  are considered to have a strong  capacity for repayment of senior short-term  promissory  obligations.  This will normally be evidenced by many of the  characteristics of issuers rated Prime-1 but, to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate. may be more affected by external conditions. ample alternate liquidity is maintained.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson  BankWatch,   Inc.  ("BankWatch")  ratings  are  based  upon  a
qualitative  and  quantitative  analysis  of all  segments  of the  organization
including,  where  applicable,   holding
                                      A-4

company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies.
Further, BankWatch does not suggest specific investment criteria for individual clients.

         BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following is the four investment grade ratings used by BankWatch for long-term debt:

                  AAA - The highest category; indicates ability to repay principal and interest on a timely basis is very high.

                  AA - The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

                  A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4      The  lowest  rating   category;   this  rating  is  regarded
                    as non-investment grade and therefore speculative.

The following  summarizes the three highest  long-term debt ratings used by IBCA
Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

                  AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse
                                      A-5

         changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

                  AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                  A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

The following summarizes the three highest short-term debt ratings used by IBCA:

         A1 + Obligations supported by the highest capacity for timely repayment and possessing a particularly strong credit future.

         A1 Obligations supported by the highest capacity for timely repayment.

         A2 Obligations supported by a good capacity for timely repayment.
                                      A-6



                                   SCHEDULE B

                        ADDITIONAL INFORMATION CONCERNING
                                OPTIONS & FUTURES

     As stated in the Prospectus, each Fund may enter into futures contracts and options for hedging purposes. Such transactions are described in this Schedule.
During the current fiscal year, each of the Funds intends to limit its transactions in futures contracts and options so that not more than 5% of the Fund's net assets are at risk. Furthermore, in no event would any Fund purchase or sell futures contracts, or related options thereon, for hedging purposes if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract
(or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. (An option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; an option to sell a futures contract is "in-the-money" if the exercise price exceeds the value of the contract that is subject of the option.)

I.    Interest Rate Futures Contracts.

     Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market,  bonds are purchased and sold with  payment  for the full  purchase  price of the bond  being made in cash,  generally  within  five  business  days after the trade.  In the  futures market,  only a contract  is made to purchase or sell a bond in the future for a set price on a certain date.  Historically,  the prices for bonds established in the futures  market have tended to move  generally  in the  aggregate in concert
with  the  cash   market   prices  and  have   maintained   fairly   predictable
relationships.  Accordingly,  a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation.  As described below, this would include the use of futures contract sales to protect against expected  increases in interest rates and futures contract  purchases to offset the impact of interest rate declines.

     A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

     Description of Interest Rates Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.
                                      B-1

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several  exchanges  -  principally,  the Chicago  Board of Trade,  the
Chicago Mercantile Exchange and the New York Futures Exchange. A Fund would deal only in standardized  contracts on recognized changes.  Each exchange guarantees
performance  under  contract  provisions  through  a  clearing  corporation,   a
nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgagee-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Funds may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

     Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices.
For example, assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term U.S. Treasury bonds. The investment adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the investment adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of
98. If the market value of the portfolio securities does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The investment adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loses realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.
                                      B-2

     Examples of Future Contracts Purchases. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The investment adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time
(four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the investment adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months.
The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding
15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-Point gain realized by closing out the futures contract purchase.

     The  investment  adviser could be wrong in its forecast of interest  rates;
long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fail to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

     In each transaction, expenses also would be incurred.

II.   Index Futures Contracts.

     A stock or bond index assigns relative values to the stocks or bonds included in the index, and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York
Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100, the Bond Buyer Municipal Bond Index, an index composed of 40 term revenue and general obligation bonds, or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are
                                      B-3

traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the Parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund also may sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                                      B-4



                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objection: Protect Against Increasing Price


                  Portfolio                                     Futures


                                                       -Day Hedge is Placed

Anticipate Buying $62,500                                     Buying 1 Index Futures at 125
       Equity Portfolio                                       Value of Futures = $62,500/
                                                              Contract

                                                       -Day Hedge is Lifted

Buy Equity Portfolio with                                     Sell 1 Index Futures at 130
       Actual Cost = $65,000                                  Value of Futures = $65,000/
       Increase in Purchase                                         Contract
       Price = $2,500                                         Gain on Futures = $2,500



                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000 Value of Futures Contract = 125 x $500 = $62,500 Portfolio Beta Relative to the Index - 1.0


                  Portfolio                                     Futures

                                                  -Day Hedge is Placed

Anticipate Selling $1,000,000                                 Sell 16 Index Futures at 125
       Equity Portfolio                                       Value of Futures = $1,000,000

                                                  -Day Hedge is Lifted

Equity Portfolio-Own                                          Buy 16 Index Futures at 120
       Stock with Value = $960,000                            Value of Futures = $960,000
       Loss in Portfolio                                      Gain on Futures = $40,00
         Value = $40,000

         If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                  Portfolio                                     Futures

                                             -Day Hedge is Placed

Anticipate Buying $62,500                                   Buying 1 Index Futures at 125
     Equity Portfolio                                       Value of Futures = $62,500/
                                                                     Contract

                                             -Day Hedge is Lifted

Buy Equity Portfolio with                                    Sell 1 Index Futures at 120
     Actual Cost - $60,000                                   Value of Futures = $60,000/Contract
     Decrease in Purchase                                    Loss on Futures = $2,500
        Price= $2,500                                        Contract


                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000 Value of Futures Contract = 125 x $500 = $62,500 Portfolio Beta Relative to the Index = 1.0

                  Portfolio                                     Futures

                                               -Day Hedge is Placed

Anticipate Selling $1,000,000                                 Sell 16 Index Futures at 125
    Equity Portfolio                                          Value of Futures = $1,000,000

                                              -Day Hedge is Lifted

Equity  Portfolio-Own                                         Buy 16 Index Futures at 130
 Stock with Value = $1,040,000                                Value of Futures = $1,040,000
 Gain in Portfolio = $40,000                                  Loss on Futures =  $40,000


III.  Margin Payments

     Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value, of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the investment adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.   Risks of Transactions in Futures Contracts

     There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advance will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

     To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser. It also is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance, and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser still may not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

     Successful use of futures by a Fund also is subject to the investment adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.    Options on Futures Contracts.

     The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write future options, and will not do so in the future absent any necessary regulatory approvals.

VI.   Accounting and Tax Treatment.

     Accounting for futures contracts and options will be in accordance with generally accepted accounting principles. Generally, futures contracts and options on futures contracts held by a Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent (40%) of any gains or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent (60%) of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts and options. With respect to futures contracts to sell or options which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell or options will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such and certain options, a Fund may make an election which will except (in whole or in part) those identified futures contracts or options from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Fund would be allowed (in lieu of the foregoing) to elect to either ( 1 ) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and not more than 40% of any net loss may be treated as short-term.

     Certain foreign currency contracts entered into by a Fund may be subject to the "marking-to-market" process and the 40%-60% rule in a manner similar to that described in the preceding paragraph for futures contracts and options on futures contracts. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

     As described more full in the section of the SAI entitled "Additional Information Concerning Taxes," in order to qualify as a regulated investment company under the Code a Fund must derive less than 30% of its gross income from investments held for less than three months. With respect to futures contracts and other financial instruments subject to the marking-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of each Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                                   SCHEDULE C

                        ADDITIONAL INFORMATION CONCERNING
                           MORTGAGE-BACKED SECURITIES

Mortgage-Backed Securities

         Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to an investor. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers or poolers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

         Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

         The Federal National Mortgage Association (FNMA) is a Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved sellers/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest be FNMA.

         The principal Government guarantor of mortgage-backed securities is the Government National Mortgage Association (GNMA). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers, and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

         The Funds expect that Governmental or private entities may create mortgage loan pools offering pass through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage backed securities are developed and offered to investors, certain Funds will, consistent with their investment objective and policies, consider making investments in such new types of securities.

Underlying Mortgages

         Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of variable rate mortgages ("VRMs"), growing equity mortgages ("GEM"), graduated payment mortgages ("GPM") and other types where the principal and interest payment procedures vary. VRMs are mortgages which reset the mortgage's interest rate periodically with changes in open market interest rates. To the extent that the Fund is actually invested in VRMs, the Fund's interest income will vary with changes in the applicable interest rate on pools of VRMs. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Fund's net asset value since the prices at which these securities are valued will reflect the payment procedures.

         All poolers apply standards for qualification to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

Average Life

         The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions.

         As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rated 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life.

Returns on Mortgage-Backed Securities

         Yields on mortgage-backed pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield.

         Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yields of the Fund. The compounding effect from reinvestments of monthly payments received by the Fund will increase its yield to shareholders, compared to bonds that pay interest semi-annually.

NATIONS
------ FUND --






                                         SEMI

                                         ANNUAL

                                         For the Period Ended September 30, 1995

                                         REPORT

NATIONS EMERGING
MARKETS FUND

NATIONS PACIFIC
GROWTH FUND

NATIONS GLOBAL
GOVERNMENT INCOME FUND

----------------------------------------------------------------------------
             NOT             MAY LOSE VALUE
             FDIC -
             INSURED         NO BANK GUARANTEE
----------------------------------------------------------------------------

Nations Fund Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, is not a bank and securities offered by it are not guaranteed by any bank or insured by the FDIC.
Stephens Inc., member NYSE-SIPC.
Nations Fund Investment Adviser: NationsBank, N.A. ("NationsBank")
Nations Fund Portfolios, Inc. Investment Sub-Adviser: Nations Gartmore Investment Management

  3

NATIONS FUND PORTFOLIOS, INC.

DEAR SHAREHOLDER:

     In early 1995, global markets were unsettled by the fear that U.S. short-term interest rates would be raised to counter inflationary pressures building in the U.S. economy. However, the U.S. Federal Reserve Board's (the "Fed") policy of incremental interest rate increases, which had begun in the spring of 1994, eventually resulted in U.S. economic growth decelerating to non-inflationary levels. The perception that followed was that the U.S. economy could be entering a period of steady growth and low inflation. As a result, the second quarter saw rallies in both global bonds and equities, with the exception of Japan. The Japanese economy continued to suffer from the effects of an overly strong currency, exacerbated by the lack of consumer spending, resulting in part, from the Kobe earthquake and Tokyo subway gas attacks.

     Moving into the third quarter of 1995, U.S. equities continued to experience what appeared to be an almost unstoppable rise. U.S. Treasury securities proved to be more volatile, although their yields ended the quarter unchanged from levels at the quarter's start. The U.K. markets, which were depressed by the surprise resignation of Prime Minister John Major at the end of the second quarter, rebounded following his successful re-election as Conservative Party leader. Continental European markets, which were sensitive to a rising dollar, also rose. In the Pacific Rim, markets were lackluster, despite strong economic growth. Taiwan was adversely affected by hostile noises from Beijing. Thailand and Malaysia continued to run high current account deficits, although most of the balance was the result of importing capital and intermediate goods.

     Looking forward, our overall themes are as follows: We are optimistic on U.K. and Continental European bonds with longer maturities. The outlook for the Japanese economy remains less optimistic, even though investors responded positively to the perception that Japanese authorities had finally taken the necessary steps to address the deflationary threat besieging their economy. In terms of the emerging and Pacific Basin markets, we are cautious about Latin America over the short term, and favor the Pacific Basin as we believe countries in this region offer solid economic and earnings growth potential.

     The key question remains: Where is the current global economic cycle headed? Are we now experiencing a period of sustainable non-inflationary economic growth or is inflation or a recession about to emerge? We believe the world's major economies are entering a period of prolonged moderate growth. Therefore, overall, we remain positive on both the international stock and bond markets and continue to believe they offer opportunities not found in the domestic markets.

     We hope this information proves valuable in the development of your investment strategy. We look forward to continuing to help you pursue your investment goals.

Sincerely,
[LOGO]
A. Max Walker
President and Chairman of the Board

September 30, 1995

                 THE NATIONS FUND FAMILY -- A BROAD SPECTRUM OF
                     ACTIVELY MANAGED INVESTMENT PORTFOLIOS

     Nations Fund portfolios span the risk/reward spectrum providing investors with the ability to pursue a wide range of objectives within a single fund family. Stock, bond and money market portfolios allow investors to pursue short-, intermediate-, and long-term investment goals ranging from preservation of principal to capital accumulation.*

                       [CHART SHOWING ASSET ALLOCATION OF FUNDS]

 * Mutual fund investment returns will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than original cost. Money market instruments are neither insured nor guaranteed by the U.S. government. While money market funds strive to maintain a constant $1.00 per share, there can be no assurance that the funds will be able to maintain a stable net asset value.

                         NATIONS EMERGING MARKETS FUND
                           PERFORMANCE AND COMMENTARY
--------------------------------------------------------------------------------
PORTFOLIO MANAGER
Andrew Fleming is the Chief Investment Officer for Nations Gartmore Investment Management and head of the emerging markets team. Andrew has spent all of his investment career in international investments. He joined London-based Gartmore plc, the holding company for Gartmore Capital Management, in 1984 as an analyst and fund manager, specializing in Europe. In 1986, Andrew joined the Far East team and, in 1993, was promoted to head the team. He is a graduate of the University of York, England.

INVESTMENT OBJECTIVE
Nations Emerging Markets Fund's investment objective is to seek long-term capital growth. It seeks to achieve this objective by investing primarily in securities of companies that conduct their principal business activities in emerging markets. The Fund invests primarily in companies located in countries considered to have the potential for rapid economic growth and that have a relatively low gross national product per capita compared to the world's major economies.
--------------------------------------------------------------------------------

PERFORMANCE REVIEW

     Nations Emerging Markets Fund commenced operations on June 30, 1995, and therefore, reports only for the three-month period ended September 30, 1995. Since the Fund's inception, activity has concentrated on carefully establishing positions. During the period under review, emerging stock markets performed relatively poorly, which contributed to the Fund's aggregate total return of (1.20)%.* This underperformed the (0.34)% return provided by the Fund's benchmark, the International Finance Corporation (IFC) Investables Composite Index, mostly due to the steps taken to establish the initial portfolio. The IFC is a division of the World Bank which tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, eastern Europe, Africa and the Middle East.

MANAGER COMMENTARY

  LET'S START WITH LATIN AMERICA. HOW DID KEY COUNTRIES PERFORM?

     The best-performing market for the period was Brazil, where measures to slow the economy have proven quite successful. The Mexican market rose strongly over the start of the reporting period, continuing the recovery from the first quarter of the year following the peso devaluation crisis of late 1994. However, the Mexican market fell back in September as it became clearer that the economy would improve far more slowly than anticipated.

  WHAT HAPPENED IN ASIA?

     Tight monetary policies have taken their toll on the equity markets over the past three months, with Thailand, Malaysia and the Philippines turning in poor performances. Central banks in these countries have been curbing credit and loan growth to counter the growing threat of both economic overexpansion and inflation. Also, a turn for the worse in China-Taiwan relations undermined investor sentiment, driving foreign funds and domestic institutions away. The rush for the door resulted in a fall of more than 6% in the value of the Taiwan dollar, relative to the U.S. dollar.

---------------

    * Trust A Shares total return.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST UPON REDEMPTION.

  WHAT EFFECT DID EVENTS IN THESE REGIONS HAVE ON THE FUND'S PERFORMANCE?

     The Fund had a larger position in Brazil than its comparable index, and, therefore, benefited from that market's outperformance. The underweight position in Mexico had a mostly neutral effect. The Fund was most negatively affected by its heavier weighting in Pacific Basin countries.

  WHAT WERE SOME COMPANIES IN THE PORTFOLIO THAT PERFORMED ESPECIALLY WELL?**

     A specific stock worth mentioning is a Brazilian company, Vale Rio Doce,
(VRD), the world's largest producer of iron ore and a major producer of other metals. VRD has a low level of debt and strong U.S. dollar cash flows. It is expected to be one of Brazil's next privatizations, which should boost interest in the stock. Telekom Malaysia (in Malaysia) also looks attractive. It is the country's prime provider of voice telephone services and operates a nationwide mobile telephone network.

  WHAT IS YOUR GENERAL OUTLOOK FOR EMERGING MARKETS?

     Generally, we expect continued volatility for the emerging markets, specifically Latin America. This supports our policy of broadly diversifying the Fund's portfolio across many securities and markets that should benefit from the longer-term opportunities in developing and emerging economies.

  WHERE ARE THOSE OPPORTUNITIES?

     In Latin America, we continue to like Brazil and the Fund will remain overweight there. In the Pacific Rim, we will continue to add to the favored markets of South Korea and Taiwan. Following underperformance in South Korean and Taiwanese equities in the first half of the year, we expect interest rates to decline given the current stage of the economic cycle and long-term financial deregulation. Thus, we expect potentially stronger relative performance.

  WHAT MARKETS LOOK LESS FAVORABLE?

     Mexico. A meaningful economic recovery is not likely to commence until well into 1996, so the Fund will retain relatively low exposure there. South Africa is not a diversified economy, dominated as it is by only one or two major industries. Therefore, the Fund will continue to have a smaller position there, at around 10%, against the 23% weighting in the IFC Investables Composite Index.

---------------

    ** Portfolio holdings are subject to change and may not be representative of the Fund's current holdings.

                          NATIONS PACIFIC GROWTH FUND
                           PERFORMANCE AND COMMENTARY

--------------------------------------------------------------------------------
PORTFOLIO MANAGER
Seok Teoh is the investment manager on the Far East team for Nations Gartmore Investment Management, which currently manages over $2 billion in Pacific Basin equities. Previously, Seok managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Seok graduated from the University of Durham.

INVESTMENT OBJECTIVE
Nations Pacific Growth Fund's investment objective is to seek long-term capital growth, with income a secondary consideration. It seeks to achieve this objective by investing primarily in securities of issuers that conduct their principal business activities in the Pacific Basin and the Far East (excluding Japan).
--------------------------------------------------------------------------------

PERFORMANCE REVIEW

     Nations Pacific Growth Fund commenced operations on June 30, 1995, and therefore, reports only for the three-month period ended September 30, 1995. Since the Fund's inception, activity has concentrated on establishing positions. During the period under review, the Pacific Basin equity markets produced lackluster performance which was reflected in the Fund's aggregate total return of (2.90)%.* This return underperformed the (2.00)% return provided by the Fund's benchmark, the Morgan Stanley Capital International Combined Far East ex-Japan Free Index.

MANAGER COMMENTARY

  PLEASE DESCRIBE MARKET CONDITIONS THAT PREVAILED DURING THE PERIOD.

     For the three-month period under review, the Pacific Basin equity markets overall performed poorly, due to a variety of factors. In Thailand, consumer and wholesale price inflation was running at very high levels, the latter putting pressure on factory prices and the margins of manufacturing companies. In addition, political concerns about the make-up of the ruling coalition resulted in heavy selling by local funds. Tight monetary policies in Malaysia and the Philippines took their toll on the equity markets, particularly in financial and property stocks in the former and large-capitalization stocks in the latter.

  WHAT ABOUT TAIWAN, DIDN'T POLITICAL PROBLEMS AFFECT THE MARKETS THERE?

     In Taiwan, the market was weak due to a combination of political worries and domestic financial scandal. Investors were unnerved by China's test firing of guided missiles some 70 miles off the Taiwanese coast. Later, a turn for the worse in China-Taiwan relations undermined investor sentiment and drove foreign funds and domestic institutions away from the market. What's more, a credit union collapsed on the back of fraud, which also caused investors to turn to cash and away from equities.

  WHERE WAS THERE STRONG PERFORMANCE?

     On the brighter side, stocks in Hong Kong performed well, buoyed by the cut in U.S. interest rates earlier in the year, and by the results of property companies. Interest rate sensitive bank stocks also did well there. In Korea, electronics shares and construction shares did well as did the barometers of stock market performance, bank shares.

---------------

    * Trust A Shares total return.
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST UPON REDEMPTION.

   WHAT SECTORS/STOCKS HELPED FUND PERFORMANCE, ESPECIALLY GIVEN THESE DIFFICULT MARKET CONDITIONS?**

     The Fund performed reasonably well against these difficult market conditions, as it was appropriately positioned in Korea and Hong Kong, while remaining underweight in Malaysia and Thailand. Holdings of conglomerates such as Hutchison Whampoa and smaller banks such as Wing Hang Bank and Dao Heng Bank Group in Hong Kong did well, outperforming the local index, the Hang Seng. The Fund also benefited from an overweight position in electronics and export-related stocks in Korea. Samsung Electronics, the world's largest producer of memory chips, performed particularly well. The relative strength of the Fund's technology-related stock holdings in Taiwan partially offset the negative impact of the Taiwanese market's overall poor performance.

  AND THE BAD PERFORMERS?

     Blue-chip telecom holdings in Thailand negatively impacted the Fund's performance, as there was heavy selling in these shares where the Fund was invested.

  WHEN DO YOU THINK THE PACIFIC BASIN WILL TURN AROUND?

     Looking ahead, we believe the Pacific Basin markets will rebound over the next few months after the end of the corporate reporting season. And, over the longer term, valuation of the markets looks very attractive. The Pacific Basin should also be a beneficiary of any further yen weakness, stimulating portfolio investment by Japanese institutions in the region. In addition, the region should benefit from stable U.S. interest rates. The ongoing rush to build infrastructure, the high savings and investment rates and continued strong foreign capital investment in the region are expected to keep the growth momentum going.

  WHERE WILL YOU POSITION THE FUND GOING FORWARD?

     While interest rates have been high in Korea and Taiwan, we believe they are likely to decline given the stage of the economic cycle and long-term financial deregulation. Therefore, we expect the Fund to be overweight versus the index in these countries, particularly in domestic-related and export-related stocks. We also expect to add to the Fund's positions in Hong Kong, particularly property developers, which are showing signs of a recovery in earnings that we expect will continue over the next 12 months. We are cautious about markets in Thailand, the Philippines and Malaysia, where the Fund will continue to be underweight; the trend in these countries is for higher consumer prices and poor liquidity conditions over the next one to two quarters.

---------------

    ** Portfolio holdings are subject to change and may not be representative of the Fund's current holdings.

                     NATIONS GLOBAL GOVERNMENT INCOME FUND
                           PERFORMANCE AND COMMENTARY

--------------------------------------------------------------------------------
PORTFOLIO MANAGER
Mark Rimmer is the international fixed income manager for Nations Gartmore Investment Management. Previously, Mark managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University.

INVESTMENT OBJECTIVE
Nations Global Government Income Fund's investment objective is to seek current income. Although the Fund emphasizes income when selecting investments, the potential for growth of capital also is considered. It seeks to achieve this objective by investing primarily in debt securities issued by governments, banks and supranational entities located throughout the world.
--------------------------------------------------------------------------------

PERFORMANCE REVIEW

     Nations Global Government Income Fund commenced operations on June 30, 1995, and therefore, reports only for the three-month period ended September 30, 1995. Since the Fund's inception, activity has concentrated on establishing positions. During the period under review, global bond markets provided a disappointing overall return, which reflected upon the Fund's performance. For the three-month period ended September 30, the Fund provided an aggregate total return of 1.69%.* However, this return substantially outperformed the (0.12)% return provided by the Fund's benchmark, the J.P. Morgan Global Government Bond Index, which tracks government bonds issued in 12 countries in the U.S., Europe and the Far East.

MANAGER COMMENTARY

  WHAT HAPPENED IN THE GLOBAL BOND MARKETS OVER THE PAST THREE MONTHS?

     The most notable feature over the past three months was the recovery in the U.S. dollar, which rose sharply against the deutschemark, and even more sharply against the yen.

     The U.S. bond market had a volatile quarter, ending slightly ahead from levels at the quarter's start. After a lull in economic activity, which prompted a 25-basis-point (0.25%) cut in the Fed funds rate in July, evidence emerged that the economy was growing too quickly. As the summer progressed, it became clear that the economy was growing at a steady, non-inflationary pace, a climate still favorable for bond investment. The heavy buying of the dollar in August, as well as expectations that the Japanese would step up their investment overseas, were additional factors behind the U.S. bond market rally. Toward the end of September, the bond market gave back some ground though, due to profit-taking and a modest setback in the dollar.

  WHAT ABOUT OVERSEAS MARKETS?

     The U.K. bond market performed well; long-maturity bonds hovered around 8%. The rally in the U.S. dollar prompted a continuation of the rally in the high-yielding bond markets of Continental Europe, particularly Denmark, Sweden, Italy and Spain. However, at the end of the reporting period, this trend was upset by a setback in the dollar and controversy over the European Monetary Union.

---------------

    * Trust A Shares total return.
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST UPON REDEMPTION.

  WHAT'S THE DIFFERENCE BETWEEN THE EUROPEAN UNION AND EUROPEAN MONETARY UNION, AND CAN YOU EXPAND ON THE RECENT CONTROVERSY?

     A European Union (EU) was created to strengthen ties between western, central and eastern Europe. One goal of the EU is the European Monetary Union
(EMU)--the creation of a single currency and a central bank by January 1, 1999. So far, 15 countries are members of the EU working toward meeting the strict criteria set for the EMU.

     The EMU controversy was a debate sparked by leaked comments from German Finance Minister Waigel that he didn't see Italy meeting the EMU criteria by 1999. This was accompanied by doubts about the ability of France and Belgium to meet the criteria, expressed by a Bundesbank member. These sentiments caused uncertainty in the bond markets of these countries and susceptibility to overreaction. The French bond market did suffer in response to these comments and in the wake of a disappointing budget deficit.

  WAS THE FUND INVESTED IN FRANCE?

     The Fund had a smaller position than its comparable index, with a 7% allocation in France at the end of the reporting period--part of which was hedged back into U.S. dollars to protect investors against the weakening franc.

  GETTING BACK TO MARKET BEHAVIOR, HOW DID EVENTS IMPACT THE FUND'S PERFORMANCE?

     In terms of the markets, in keeping with our conviction that the dollar was undervalued and would strengthen, the Fund took a large position in dollar assets, investing directly in dollar-bloc countries (U.S., Canada and Australia) and engaging in some defensive hedging activity. These moves had a favorable effect on the Fund's performance. At the end of August, we lengthened the duration of the Fund's U.S. bond position toward neutral from a previously underweight position, taking advantage of a pullback in U.S. bond prices. The high-yielding bond markets of Italy, Spain and Sweden, which rallied as the dollar strengthened, helped the Fund's performance, as did a large position in Danish bonds, which outperformed most markets over the period.

  YOU MENTIONED DEFENSIVE HEDGING ACTIVITY. YOUR CONVICTION ON A STRONGER DOLLAR MUST HAVE BEEN VERY STRONG.

     It was; we rarely hedge, only doing so in an effort to protect potential investor returns. We hedged most of the Fund's limited yen bond exposure back into the dollar so the Fund benefited from the rally in the dollar against the yen. Some of the European exposure was also hedged back into dollars, protecting the Fund from the impact of the strengthening dollar.

  HOW ARE YOU POSITIONING THE FUND GOING FORWARD?

     We expect both the U.S. and the core European bond markets to provide the potential for attractive returns, particularly in the longer maturities. Overall, duration in the Fund has been increased, to approximately 4.9 years. Most of the duration was added in the U.S. which, at the start of the reporting period, was underweight the index.

     In terms of hedging, we expect the dollar to show only modest upside strength against the deutschemark and, therefore, the hedge has been partially reduced.

  WHAT ABOUT JAPAN?

     While the Japanese bond market was recently supported by the Bank of Japan, which bought bonds to add liquidity to the market, we expect bond yields to rise again in the months ahead. Therefore, the Fund has retained an underweight position there. The yen hedge remains in place as we believe the yen is still overvalued versus the dollar.

NATIONS FUND PORTFOLIOS, INC.
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                     VALUE
  SHARES                                                                            (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 81.1%
              ARGENTINA -- 4.3%
      6,800   Banco de Galicia+...............................................   $      122,400
      4,600   Central Costanera, ADR..........................................          111,550
     19,000   Compania Naviera Perez..........................................          161,500
      7,000   Quilmes Industrial SA Ord+......................................          129,500
      7,000   Y.P.F. Sociedad Anonima.........................................          126,000
                                                                                 --------------
                                                                                        650,950
                                                                                 --------------
              BRAZIL -- 14.1%
     27,000   Aracruz Celubse SA, ADR.........................................          270,000
     13,700   Cemig Companhia, ADR+...........................................          301,400
     30,000   Cia Acos Especiais Itab, ADR....................................          455,550
     19,300   Electrobras, ADR+...............................................          289,500
     10,500   Telebras, ADR...................................................          456,750
      8,150   Vale Rio Doce...................................................          341,027
                                                                                 --------------
                                                                                      2,114,227
                                                                                 --------------
              COLUMBIA -- 1.5%
      4,500   Banco Ganadero, Class C, ADR....................................           63,000
      5,900   Banco Industrial Colombiano, ADR................................           80,387
      4,300   Cementos Diamante SA, GDS+......................................           79,963
                                                                                 --------------
                                                                                        223,350
                                                                                 --------------
              HONG KONG -- 3.1%
    254,000   Guangdong Investment Ltd. ......................................          151,939
     48,000   New World Development Company...................................          189,350
    436,000   Yizheng Chemical Fibre..........................................          128,290
                                                                                 --------------
                                                                                        469,579
                                                                                 --------------
              INDIA -- 4.6%
      6,300   Hindalco, GDR...................................................          214,200
      4,900   Ranbaxy Laboratories Ltd., GDS+.................................          138,425
     18,200   Reliance Industries Ltd., GDS...................................          329,966
                                                                                 --------------
                                                                                        682,591
                                                                                 --------------
              INDONESIA -- 3.4%
     27,500   Hanjaya Mandala Sampoerna, Alien Shares.........................          256,124
      5,500   PT Indonesian Satellite, ADR....................................          193,188
     20,000   Semen Gresik+...................................................           56,500
                                                                                 --------------
                                                                                        505,812
                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                     VALUE
  SHARES                                                                            (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              MALAYSIA -- 17.4%
    190,000   Bandar Raya+....................................................   $      358,519
    117,000   Development & Commercial Bank Holdings Corporation..............          326,035
     68,000   Malayan Banking Berhad..........................................          549,522
    218,000   Renong Berhad...................................................          378,376
    190,000   Tan Chong Motor Holdings Berhad+................................          208,758
     51,000   Telekom Malaysia................................................          383,718
     62,000   United Engineers (Malaysia) Berhad..............................          397,373
                                                                                 --------------
                                                                                      2,602,301
                                                                                 --------------
              MEXICO -- 5.8%
     48,000   Cemex SA........................................................          184,702
     46,000   Cifra SA de CV, ADR+............................................           53,820
      4,900   Desc de CV, Class C, ADR+.......................................           74,113
     12,900   Grupo Carso SA de CV, ADR+......................................          148,350
     52,000   Grupo Modelo SA de CV, Class C..................................          211,505
      6,300   Telefonos de Mexico SA, ADR.....................................          200,025
                                                                                 --------------
                                                                                        872,515
                                                                                 --------------
              PERU -- 1.9%
     21,000   Banco Wiese, ADR................................................          141,750
     10,000   Cementos Lima, ADR+.............................................          140,000
                                                                                 --------------
                                                                                        281,750
                                                                                 --------------
              PHILIPPINES -- 2.5%
    200,000   Ayala Corporation, Class B......................................          195,740
    136,000   Petron Corporation..............................................           63,942
      1,780   Philippines Long Distance Telephone, ADR........................          118,148
                                                                                 --------------
                                                                                        377,830
                                                                                 --------------
              PORTUGAL -- 0.6%
      6,500   Soares da Costa.................................................           94,913
                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                     VALUE
  SHARES                                                                            (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              RUSSIA -- 0.4%
     10,000   Petersburg Long Distance, ADR+..................................   $       63,750
                                                                                 --------------
              SOUTH AFRICA -- 9.9%
      8,000   Angelo-American Industrial Corporation SA.......................          385,569
     13,000   Barlow Ltd......................................................          146,847
     50,000   Gencor Ltd......................................................          186,212
     20,000   Malbak Ltd. NPV.................................................          135,551
      1,500   Polifin Ltd.+...................................................            3,122
     20,000   Remrandt Group..................................................          167,043
     10,000   Sasol NPV.......................................................           82,152
    150,000   South Africa Iron & Steel Industrial Corporation................          162,251
      7,000   South African Breweries.........................................          220,442
                                                                                 --------------
                                                                                      1,489,189
                                                                                 --------------
              SOUTH KOREA -- 4.1%
      9,500   Dong Ah Construction, EDR+......................................          242,250
      7,500   Korea Electric Power Corporation, ADR...........................          190,312
      2,550   Samsung Electronics, GDS++......................................          178,500
                                                                                 --------------
                                                                                        611,062
                                                                                 --------------
              THAILAND -- 4.0%
      3,400   Siam Cement Public Company Ltd., Alien Shares...................          200,518
     26,000   Thai Farmers Bank Public Company Ltd., Alien Shares.............          225,862
     13,000   United Communications Industry..................................          168,878
                                                                                 --------------
                                                                                        595,258
                                                                                 --------------
              TURKEY -- 3.5%
     63,000   Alarko Saway....................................................           67,721
    130,000   Cimentas........................................................           77,781
    483,000   Ege Biracilik Vem...............................................          178,780
    510,000   Netas Ord.......................................................          196,532
                                                                                 --------------
                                                                                        520,814
                                                                                 --------------
              TOTAL COMMON STOCKS
                 (Cost $12,417,663)...........................................       12,155,891
                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                     VALUE
  SHARES                                                                            (NOTE 1)
-----------------------------------------------------------------------------------------------
MUTUAL FUNDS -- 4.3%
              CHILE -- 1.7%
      6,000   Chile Fund Inc..................................................   $      135,750
     43,300   Five Arrows Chile Investment Trust Ltd..........................          124,271
                                                                                 --------------
                                                                                        260,021
                                                                                 --------------
              SOUTH KOREA -- 1.5%
         50   Korea Europe Fund...............................................          218,750
                                                                                 --------------
              TAIWAN -- 1.1%
     15,000   Taiwan Index Fund...............................................          157,500
                                                                                 --------------
              TOTAL MUTUAL FUNDS
                 (Cost $643,657)..............................................          636,271
                                                                                 ==============

PRINCIPAL
  AMOUNT
----------
CONVERTIBLE BOND -- 0.9% (Cost $137,945)
             SOUTH KOREA
CHF150,000   Yukong Convertible,
             1.000% due 12/31/98...............................................         142,085
                                                                                    ===========
TOTAL INVESTMENTS (Cost $13,199,265*)..................................    86.3%     12,934,247
OTHER ASSETS AND LIABILITIES (NET).....................................    13.7       2,048,022
                                                                          -----     -----------
NET ASSETS.............................................................   100.0%    $14,982,269
                                                                          =====     ===========

---------------

 * Aggregate cost for Federal tax purposes.
 + Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

ADR    American Depositary Receipt
CHF    Swiss Franc
EDR    European Depositary Receipt
GDR    Global Depositary Receipt
GDS    Global Depositary Share

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1995 (UNAUDITED)

AT SEPTEMBER 30, 1995 SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                                         % OF
                                                                          NET         VALUE
                       SECTOR DIVERSIFICATION                            ASSETS     (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS:
Banking..............................................................     10.6%    $ 1,578,711
Construction/Engineering.............................................      9.5       1,420,329
Utility..............................................................      9.0       1,349,512
Telecommunications...................................................      8.8       1,324,238
Metal and Mining.....................................................      8.0       1,196,989
Industrial...........................................................      5.7         851,086
Diversified..........................................................      4.8         722,466
Food and Beverage....................................................      3.5         528,722
Tobacco..............................................................      2.8         423,168
Basic Industry.......................................................      2.4         362,769
Real Estate..........................................................      2.4         358,519
Oil and Gas..........................................................      2.3         351,442
Financial Services...................................................      2.3         341,290
Paper and Forest Products............................................      1.8         270,000
Retail...............................................................      1.8         262,578
Chemicals............................................................      1.4         213,564
Electronic...........................................................      1.2         178,500
Consumer Services....................................................      0.9         141,750
Pharmaceuticals and Healthcare.......................................      0.9         138,425
Manufacturing........................................................      0.5          67,721
Miscellaneous........................................................      0.5          74,112
                                                                         -----     -----------
TOTAL COMMON STOCKS..................................................     81.1      12,155,891
MUTUAL FUNDS.........................................................      4.3         636,271
CONVERTIBLE BOND.....................................................      0.9         142,085
                                                                         -----     -----------
TOTAL INVESTMENTS....................................................     86.3      12,934,247
OTHER ASSETS AND LIABILITIES (NET)...................................     13.7       2,048,022
                                                                         -----     -----------
NET ASSETS...........................................................    100.0%    $14,982,269
                                                                         =====     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                       VALUE
  SHARES                                                                             (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 82.0%
              AUSTRALIA -- 3.8%
     87,000   Australia & New Zealand Bank Group.................................   $   372,804
     18,000   Broken Hill Property...............................................       247,856
    125,000   Skilled Engineering Ltd............................................       240,895
     38,000   Western Mining Corporation Holdings................................       248,702
                                                                                    -----------
                                                                                      1,110,257
                                                                                    -----------
              HONG KONG -- 27.7%
    134,000   China Light & Power................................................       693,250
    246,000   Dao Heng Bank Group................................................       816,108
     66,000   Hang Seng Bank Ltd.................................................       544,188
    180,000   Hong Kong & China Gas..............................................       289,846
    270,000   Hong Kong Telecommunications.......................................       490,642
     64,800   HSBC Holdings......................................................       900,966
    199,000   Hutchison Whampoa..................................................     1,078,430
     50,400   Jardine Matheson Holdings..........................................       340,200
    168,000   New World Development Company......................................       662,726
    149,000   Sun Hung Kai Properties............................................     1,209,275
     98,000   Swire Pacific......................................................       776,349
     95,000   Wing Hang Bank.....................................................       321,307
                                                                                    -----------
                                                                                      8,123,287
                                                                                    -----------
              INDONESIA -- 4.9%
     52,500   Bank Dagang Nasional Indonesia.....................................        48,085
    153,000   Bank Dagang Nasional Indonesia, Alien Shares.......................       140,135
     11,000   Hanjaya Mandala Sampoerna..........................................       102,450
     35,000   Hanjaya Mandala Sampoerna, Alien Shares............................       325,977
     11,000   PT Indonesian Satellite, ADR.......................................       386,375
     80,000   Semen Cibinong, Alien Shares.......................................       217,171
     80,000   Semen Gresik, Alien Shares.........................................       225,999
                                                                                    -----------
                                                                                      1,446,192
                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                       VALUE
  SHARES                                                                             (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              MALAYSIA -- 14.9%
    230,000   Bandar Raya+.......................................................   $   433,997
    110,000   Cement Industries of Malaysia+.....................................       352,508
    120,000   Development & Commercial Bank Holdings Corporation.................       334,395
     38,000   Genting Berhad.....................................................       328,264
    208,000   Highlands & Lowlands...............................................       354,395
    100,000   Hong Leong Bank Berhad.............................................       270,701
     67,000   Malayan Banking Berhad.............................................       541,441
    285,000   Renong Berhad......................................................       494,666
    100,000   RJ Reynolds Berhad.................................................       210,987
     75,000   Telekom Malaysia...................................................       564,291
     73,000   United Engineers (Malaysia) Berhad.................................       467,874
                                                                                    -----------
                                                                                      4,353,519
                                                                                    -----------
              PHILIPPINES -- 2.7%
     84,400   Ayala Corporation, Class B.........................................        82,602
     80,000   Ayala Land Inc., Class B...........................................        89,042
    900,000   Belle Corporation..................................................       153,713
     48,000   First Philippines Holdings, Class B+...............................       116,062
    100,000   Philipino Telephone Corporation+...................................        94,991
      3,900   Philippines Long Distance Telephone, ADR...........................       258,863
                                                                                    -----------
                                                                                        795,273
                                                                                    -----------
              SINGAPORE -- 11.2%
     35,000   Cycle & Carriage...................................................       312,324
     63,000   Development Bank of Singapore, Alien Shares........................       717,116
     23,000   Fraser & Neave.....................................................       266,653
    265,000   Liang Court Holdings+..............................................       256,956
    145,000   Parkway Holdings+..................................................       362,704
     44,000   Singapore International Airlines, Alien Shares.....................       408,094
    110,000   Straits Steamship Land Ltd.........................................       301,433
    395,000   Sunright Ltd.+.....................................................       265,054
     45,000   United Overseas Bank, Alien Shares.................................       388,912
                                                                                    -----------
                                                                                      3,279,246
                                                                                    -----------
              SOUTH KOREA -- 6.0%
     19,500   Dong Ah Construction, EDR..........................................       497,250
     22,450   Korea Electric Power Corporation, ADR..............................       569,669
     13,500   LG Electronics Inc., GDS+..........................................       167,130
         22   Samsung Electronics, GDR+..........................................         1,288
      5,300   Samsung Electronics, GDS++.........................................       371,000
     14,000   Yukong Ltd., GDS+..................................................       147,000
                                                                                    -----------
                                                                                      1,753,337
                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                       VALUE
  SHARES                                                                             (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              THAILAND -- 10.8%
     28,000   Advanced Information Services......................................   $   441,841
    132,000   Krung Thai Bank Public Company Ltd.................................       526,001
    104,000   National Petrochemical Company+....................................       217,573
     32,000   Phatra Thanakit Finance & Securities, Alien Shares.................       232,078
     20,000   Quality Houses+....................................................        93,246
     26,000   Quality Houses, Alien Shares+......................................       124,328
     10,000   Siam Cement Public Company Ltd.....................................       589,759
     76,200   Thai Farmers Bank Public Company Ltd., Alien Shares................       661,949
     40,000   Thai Telephone & Telecom+..........................................       278,940
                                                                                    -----------
                                                                                      3,165,715
                                                                                    -----------
              TOTAL COMMON STOCKS
                 (Cost $24,437,624)..............................................    24,026,826
                                                                                    ===========
MUTUAL FUNDS -- 3.5%
              HONG KONG -- 1.6%
     40,000   New Taipai Fund Ltd................................................       480,000
                                                                                    -----------
              SOUTH KOREA -- 1.9%
        126   Korea Europe Fund..................................................       551,250
                                                                                    -----------
              TOTAL MUTUAL FUNDS
                 (Cost $1,025,750)...............................................     1,031,250
                                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1995 (UNAUDITED)

PRINCIPAL                                                                            VALUE
  AMOUNT                                                                           (NOTE 1)
---------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 2.2%
             SOUTH KOREA -- 0.5%
CHF150,000   Yukong Convertible,
             1.000% due 12/31/98...............................................   $   142,085
                                                                                  -----------
             TAIWAN -- 1.7%
USD 30,000   Acer Inc.,
             4.000% due 06/10/01...............................................        96,450
USD255,000   United Microelectronics,
             1.250% due 06/08/04...............................................       412,463
                                                                                  -----------
                                                                                      508,913
                                                                                  -----------
             TOTAL CONVERTIBLE BONDS
             (Cost $680,175)...................................................       650,998
                                                                                  ===========

  SHARES
  -----
RIGHTS -- 0.0%# (Cost $12,693)
    58,750   Liang Court Holdings, Expire 10/6/95..............................        11,765
                                                                                  ===========
TOTAL INVESTMENTS (Cost $26,156,242*)...................................   87.7%   25,720,839
OTHER ASSETS AND LIABILITIES (NET)......................................   12.3     3,597,164
                                                                          -----   -----------
NET ASSETS..............................................................  100.0%  $29,318,003
                                                                          =====   ===========

---------------

  * Aggregate cost for Federal tax purposes.
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
  # Amount represents less than 0.1%.

ABBREVIATIONS:

ADR   American Depositary Receipt
CHF   Swiss Franc
EDR   European Depositary Receipt
GDR   Global Depositary Receipt
GDS   Global Depositary Share
USD   United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1995 (UNAUDITED)

AT SEPTEMBER 30, 1995 SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                                         % OF
                                                                          NET         VALUE
                       SECTOR DIVERSIFICATION                            ASSETS     (NOTE 1)
----------------------------------------------------------------------------------------------
COMMON STOCKS:
Banking..............................................................     19.4%    $ 5,683,142
Real Estate..........................................................      9.1       2,661,990
Telecommunications...................................................      8.6       2,515,944
Diversified..........................................................      7.3       2,134,464
Construction/Engineering.............................................      6.8       2,001,697
Financial Services...................................................      6.1       1,795,770
Utility..............................................................      5.3       1,552,764
Transportation.......................................................      4.0       1,184,444
Basic Industry.......................................................      2.9         837,615
Electronics..........................................................      2.7         804,472
Tobacco..............................................................      2.2         639,413
Agriculture/Farming..................................................      1.2         354,395
Wholesaler...........................................................      1.2         340,200
Leisure..............................................................      1.1         328,264
Automobiles..........................................................      1.1         312,324
Nondurable Goods.....................................................      0.9         266,653
Metal and Mining.....................................................      0.9         248,702
Chemicals............................................................      0.7         217,573
Oil and Gas..........................................................      0.5         147,000
                                                                         -----     -----------
TOTAL COMMON STOCKS..................................................     82.0      24,026,826
MUTUAL FUNDS.........................................................      3.5       1,031,250
CONVERTIBLE BONDS....................................................      2.2         650,998
RIGHTS...............................................................      0.0#         11,765
                                                                         -----     -----------
TOTAL INVESTMENTS....................................................     87.7      25,720,839
OTHER ASSETS AND LIABILITIES (NET)...................................     12.3       3,597,164
                                                                         -----     -----------
NET ASSETS...........................................................    100.0%    $29,318,003
                                                                         =====     ===========

---------------

# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS             SEPTEMBER 30, 1995
(UNAUDITED)

                                 CONTRACT TO BUY                                    NET UNREALIZED
                --------------------------------------------------                   APPRECIATION/
                   LOCAL                                  VALUE IN   IN EXCHANGE   (DEPRECIATION) OF
MATURITY DATE    CURRENCY                                  U.S. $    FOR U.S. $        CONTRACT
----------------------------------------------------------------------------------------------------
10/02/95             92,001     SGD.....................    64,646       63,845         $   801
10/02/95            398,229     THB.....................    15,749       15,752              (3)
10/03/95            798,043     THB.....................    31,799       31,807              (8)
10/04/95        128,681,324     IDR.....................    56,777       56,813             (36)
10/04/95            689,940     MYR.....................   274,660      273,509           1,151
10/04/95            131,992     SGD.....................    92,754       92,399             355
10/05/95            191,798     MYR.....................    76,354       75,930             424
10/06/95             96,223     MYR.....................    38,306       38,218              88
                                                          --------      -------         -------
                                                           651,045      648,273         $ 2,772
                                                          ========      =======         =======

                                 CONTRACT TO SELL                                   NET UNREALIZED
                --------------------------------------------------                   APPRECIATION/
                  LOCAL                                   VALUE IN   IN EXCHANGE   (DEPRECIATION) OF
MATURITY DATE   CURRENCY                                   U.S. $    FOR U.S. $        CONTRACT
----------------------------------------------------------------------------------------------------
10/03/95        1,340,418     PHP.......................    51,444       51,495         $    51
10/04/95        1,217,260     PHP.......................    46,716       46,692             (24)
10/05/95          462,584     PHP.......................    17,752       17,683             (69)
                                                           -------      -------         -------
                                                           115,912      115,870         $   (42)
                                                           =======      =======         =======
                    Net Unrealized Appreciation of Forward Foreign
                Exchange Contracts..............................................        $ 2,730
                                                                                        =======
                  -------------------------------------------
                           ABBREVIATIONS OF CURRENCY
                             THAT ISSUE IS HELD IN:
                           IDR        Indonesian Rupee
                           MYR        Malaysian Ringgit
                           PHP        Philippine Peso
                           SGD        Singapore Dollar
                           THB        Thai Baht
                  -------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Global Government Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1995 (UNAUDITED)

      PRINCIPAL                                                                      VALUE
       AMOUNT                                                                       (NOTE 1)
----------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES -- 80.3%
                         AUSTRALIA -- 5.0%
AUD         1,340,000    Government of Australia,
                           8.750% due 01/15/01.................................   $  1,037,769
                                                                                  ------------
                         AUSTRIA -- 3.7%
DM          1,000,000    Government of Austria,
                           8.000% due 06/17/02.................................        752,274
                                                                                  ------------
                         BELGIUM -- 4.7%
USD           950,000    Kingdom of Belgium,
                           7.000% due 07/07/99.................................        973,750
                                                                                  ------------
                         CANADA -- 4.8%
CAD         1,280,000    Government of Canada,
                           8.500% due 03/01/00.................................        992,418
                                                                                  ------------
                         DENMARK -- 7.4%
DKK         7,800,000    Kingdom of Denmark,
                           9.000% due 11/15/00.................................      1,510,190
                                                                                  ------------
                         FRANCE -- 6.7%
FRF         6,500,000    Government of France,
                           8.125% due 05/25/99.................................      1,381,704
                                                                                  ------------
                         GERMANY -- 12.2%
DM            725,000    Bundes Obligation,
                           6.125% due 05/20/99.................................        521,655
DM            580,000    Federal Republic of Germany,
                           7.250% due 10/21/02.................................        425,644
DM          1,000,000    Federal Republic of Germany,
                           6.250% due 01/04/24.................................        602,519
USD           900,000    LKB, (Baden Wurltemb),
                           8.125% due 01/27/00.................................        954,045
                                                                                  ------------
                                                                                     2,503,863
                                                                                  ------------
                         ITALY -- 3.7%
ITL     1,300,000,000    Republic of Italy,
                           9.500% due 12/01/99.................................        758,636
                                                                                  ------------
                         JAPAN -- 6.4%
JPY       115,000,000    Japan Development Bank,
                           5.000% due 10/01/99.................................      1,313,349
                                                                                  ------------
                         NETHERLANDS -- 4.7%
NLG         1,400,000    Government of Netherlands,
                           8.250% due 06/15/02.................................        970,436
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Global Government Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1995 (UNAUDITED)

      PRINCIPAL                                                                      VALUE
       AMOUNT                                                                       (NOTE 1)
----------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
                         PORTUGAL -- 4.6%
ECU           830,000    Government of Portugal,
                           6.000% due 02/16/04.................................    $   943,618
                                                                                   -----------
                         SPAIN -- 2.5%
ESP        60,000,000    Government of Spain,
                           12.250% due 03/25/00................................        511,852
                                                                                   -----------
                         SUPRANATIONAL -- 6.5%
GBP           380,000    European Investment Bank,
                           8.000% due 06/10/03.................................        587,679
DM          1,000,000    International Bank for Reconstruction & Development,
                           7.250% due 10/13/99.................................        740,868
                                                                                   -----------
                                                                                     1,328,547
                                                                                   -----------
                         SWEDEN -- 2.5%
SEK         4,500,000    Government of Sweden,
                           6.000% due 02/09/05.................................        514,901
                                                                                   -----------
                         UNITED KINGDOM -- 4.9%
GBP           300,000    United Kingdom Treasury,
                           8.000% due 12/07/00.................................        481,733
GBP           340,000    United Kingdom Treasury,
                           8.000% due 09/27/13.................................        523,468
                                                                                   -----------
                                                                                     1,005,201
                                                                                   -----------
                         TOTAL FOREIGN GOVERNMENT BONDS AND NOTES
                            (Cost $16,539,863).................................     16,498,508
                                                                                   ===========
U.S. TREASURY OBLIGATIONS -- 14.8%
USD         1,400,000    U.S. Treasury Note,
                           7.500% due 05/15/02.................................      1,508,992
USD         1,500,000    U.S. Treasury Note,
                           6.500% due 08/15/05.................................      1,536,388
                                                                                   -----------
                         TOTAL U.S. TREASURY OBLIGATIONS
                            (Cost $3,016,716)..................................      3,045,380
                                                                                   ===========
TOTAL INVESTMENTS (Cost $19,556,579*)................................     95.1%     19,543,888
OTHER ASSETS AND LIABILITIES (NET)...................................      4.9       1,000,259
                                                                         -----     -----------
NET ASSETS...........................................................    100.0%    $20,544,147
                                                                         =====     ===========


---------------
* Aggregate cost for Federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
Nations Global Government Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS             SEPTEMBER 30, 1995
(UNAUDITED)

                                 CONTRACT TO BUY                                    NET UNREALIZED
                --------------------------------------------------                   APPRECIATION/
 EXPIRATION        LOCAL                                  VALUE IN   IN EXCHANGE   (DEPRECIATION) OF
    DATE         CURRENCY                                  U.S. $    FOR U.S. $        CONTRACT
----------------------------------------------------------------------------------------------------
10/06/95        550,000         DM .....................   384,942      373,972         $10,970
                                                           =======      =======         =======

                                 CONTRACT TO SELL                                   NET UNREALIZED
                --------------------------------------------------                   APPRECIATION/
 EXPIRATION        LOCAL                                  VALUE IN   IN EXCHANGE   (DEPRECIATION) OF
    DATE         CURRENCY                                  U.S. $    FOR U.S. $        CONTRACT
----------------------------------------------------------------------------------------------------
10/06/95          1,650,000     DM .....................  1,154,827   1,198,867        $ 44,040
10/06/95          3,870,000     FRF.....................    785,853     798,152          12,299
10/06/95         85,000,000     JPY ....................    858,548   1,016,017         157,469
                                                          ---------   ---------        --------
                                                          2,799,228   3,013,036        $213,808
                                                          =========   =========        ========
                    Net Unrealized Appreciation of Forward Foreign
                      Exchange Contracts........................................       $224,778
                                                                                       ========
       -----------------------------------------------------------------
                            ABBREVIATIONS OF CURRENCY
                              THAT ISSUE IS HELD IN:
                         AUD          Australian Dollar
                         CAD          Canadian Dollar
                         DM           German Deutschemark
                         DKK          Danish Kroner
                         ECU          European Currency Units
                         ESP          Spanish Peseta
                         FRF          French Franc
                         GBP          Great Britain Pound
                         ITL          Italian Lira
                         JPY          Japanese Yen
                         NLG          Netherlands Guilder
                         SEK          Swedish Krona
                         USD          United States Dollar
       -----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                      NATIONS
                                                          NATIONS       NATIONS        GLOBAL
                                                          EMERGING      PACIFIC      GOVERNMENT
                                                          MARKETS        GROWTH        INCOME
                                                            FUND          FUND          FUND
                                                         --------------------------------------
ASSETS:
Investments, at value. See accompanying schedule......   $12,934,247   $25,720,839   $19,543,888
Cash..................................................     2,319,261     3,871,496       143,901
Foreign currency, at value (Cost $14,556).............        14,449            --            --
Net unrealized appreciation of forward foreign
  exchange contracts. See accompanying schedule.......            --         2,730       224,778
Dividends receivable..................................        11,028        32,058            --
Interest receivable...................................           928        11,443       656,231
Receivable for investment securities sold.............            --       115,919            --
Receivable for Fund shares sold.......................        47,961       250,589         1,036
Unamortized organization costs (Note 6)...............       118,953       122,462       119,238
Prepaid expenses and other assets.....................        14,310        18,642         2,867
                                                         -----------   -----------   -----------
     Total Assets.....................................    15,461,137    30,146,178    20,691,939
                                                         ===========   ===========   ===========
LIABILITIES:
Payable for Fund shares redeemed......................         7,926        14,939         7,926
Payable for investment securities purchased...........       387,888       722,131            --
Investment advisory fee payable (Note 2)..............        12,779        20,337        11,686
Administration fee payable (Note 2)...................         1,162         2,260         1,670
Shareholder servicing and distribution fees payable
  (Note 3)............................................           299            67            62
Transfer agent fees payable (Note 2)..................           101           157           314
Custodian fees payable (Note 2).......................         5,490         9,328         1,089
Dividends payable.....................................            --            --        87,540
Organization cost payable.............................        53,386        47,134        25,355
Accrued Directors' fees and expenses (Note 2).........         1,762         2,497         3,134
Accrued expenses and other payables...................         8,075         9,325         9,016
                                                         -----------   -----------   -----------
     Total Liabilities................................       478,868       828,175       147,792
                                                         -----------   -----------   -----------
NET ASSETS............................................   $14,982,269   $29,318,003   $20,544,147
                                                         ===========   ===========   ===========
Investments, at cost (Note 1).........................   $13,199,265   $26,156,242   $19,556,579
                                                         ===========   ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)           SEPTEMBER 30, 1995
(UNAUDITED)

                                                                                      NATIONS
                                                          NATIONS       NATIONS        GLOBAL
                                                          EMERGING      PACIFIC      GOVERNMENT
                                                          MARKETS        GROWTH        INCOME
                                                            FUND          FUND          FUND
                                                         --------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net
  investment loss)....................................  $    (1,174)  $     6,956   $        --
Accumulated net realized loss on investments sold,
  forward foreign exchange contracts and foreign
  currency transactions...............................      (43,676)      (89,559)     (115,135)
Net unrealized appreciation/(depreciation) of
  investments, forward foreign exchange contracts,
  foreign currencies and net other assets.............     (265,068)     (435,647)      204,672
Par value.............................................        1,517         3,019         2,045
Paid-in capital in excess of par value................   15,290,670    29,833,234    20,452,565
                                                        -----------   -----------   -----------
                                                        $14,982,269   $29,318,003   $20,544,147
                                                        ===========   ===========   ===========
NET ASSETS:
Trust A Shares........................................  $14,529,320   $28,726,552   $20,402,340
                                                        ===========   ===========   ===========
Investor A Shares.....................................   $   56,637    $  161,219    $   23,140
                                                        ===========   ===========   ===========
Investor C Shares.....................................   $   10,030    $   45,592    $    8,637
                                                        ===========   ===========   ===========
Investor N Shares.....................................   $  386,282    $  384,640    $  110,030
                                                        ===========   ===========   ===========
SHARES OUTSTANDING:
Trust A Shares........................................    1,471,177     2,957,866     2,031,348
                                                        ===========   ===========   ===========
Investor A Shares.....................................        5,740        16,612         2,304
                                                        ===========   ===========   ===========
Investor C Shares.....................................        1,018         4,708           860
                                                        ===========   ===========   ===========
Investor N Shares.....................................       39,208        39,706        10,955
                                                        ===========   ===========   ===========
TRUST A SHARES:
Net asset value, offering price and redemption price
  per share...........................................        $9.88         $9.71        $10.04
                                                        ===========   ===========   ===========
INVESTOR A SHARES:
Net asset value and redemption price per share........        $9.87         $9.70        $10.04
                                                        ===========   ===========   ===========
Maximum sales charge..................................         5.75%         5.75%         4.75%
Maximum offering price per share......................       $10.47        $10.29        $10.54
                                                        ===========   ===========   ===========
INVESTOR C SHARES:
Net asset value and offering price per share*.........        $9.85         $9.68        $10.04
                                                        ===========   ===========   ===========
INVESTOR N SHARES:
Net asset value and offering price per share*.........        $9.85         $9.69        $10.04
                                                        ===========   ===========   ===========

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)*

                                                                                         NATIONS
                                                               NATIONS      NATIONS      GLOBAL
                                                              EMERGING      PACIFIC     GOVERNMENT
                                                               MARKETS      GROWTH       INCOME
                                                                FUND         FUND         FUND
                                                              -----------------------------------
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $47, $48 and
  $654, respectively)......................................   $  30,219    $  18,167    $ 319,156
Dividends (net of foreign withholding taxes of $1,853 and
  $9,367 respectively).....................................      19,419       68,657           --
                                                              ---------    ---------    ---------
     Total investment income...............................      49,638       86,824      319,156
                                                              ---------    ---------    ---------
EXPENSES:
Investment advisory fee (Note 2)...........................      29,735       42,625       34,963
Administration fee (Note 2)................................       2,703        4,736        4,995
Transfer agent fees (Note 2)...............................         152          236          471
Custodian fees (Note 2)....................................         726       10,868        2,479
Legal and audit fees.......................................       5,210        5,292        5,292
Directors' fees and expenses (Note 2)......................       2,859        5,894        4,833
Amortization of organization costs (Note 6)................       5,979        5,979        5,774
Other......................................................       3,040        3,886        1,117
                                                              ---------    ---------    ---------
     Subtotal..............................................      50,404       79,516       59,924
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares........................................          24           36            7
  Investor C Shares........................................          22           61           20
  Investor N Shares........................................         362          255           66
                                                              ---------    ---------    ---------
     Total expenses........................................      50,812       79,868       60,017
                                                              ---------    ---------    ---------
NET INVESTMENT INCOME/(LOSS)...............................      (1,174)       6,956      259,139
                                                              ---------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN/
 (LOSS) ON INVESTMENTS (NOTES 1 AND 4):
Realized gain/(loss) from:
  Security transactions....................................     (32,609)     (80,672)     (94,464)
  Forward foreign exchange contracts.......................     (19,654)     (36,624)    (108,993)
  Foreign currency transactions............................       8,587       27,737       88,322
                                                              ---------    ---------    ---------
Net realized loss on investments during the period.........     (43,676)     (89,559)    (115,135)
                                                              ---------    ---------    ---------
Change in unrealized appreciation/(depreciation) of:
  Securities...............................................    (265,018)    (435,403)     (12,691)
  Forward foreign exchange contracts.......................          --        2,730      224,778
  Foreign currencies and net other assets..................         (50)      (2,974)      (7,415)
                                                              ---------    ---------    ---------
Net unrealized appreciation/(depreciation) of investments
  during the period........................................    (265,068)    (435,647)     204,672
                                                              ---------    ---------    ---------
Net realized and unrealized gain/(loss) on investments.....    (308,744)    (525,206)      89,537
                                                              ---------    ---------    ---------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................................   $(309,918)   $(518,250)   $ 348,676
                                                              =========    =========    =========

---------------

* The Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations
Global Government Income Fund commenced operations on June 30, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)*

                                                                                     NATIONS
                                                       NATIONS        NATIONS         GLOBAL
                                                       EMERGING       PACIFIC       GOVERNMENT
                                                       MARKETS         GROWTH         INCOME
                                                         FUND           FUND           FUND
                                                      ----------------------------------------
Net investment income/(loss).......................   $   (1,174)    $    6,956     $  259,139
Net realized loss on investments sold, forward
  foreign exchange contracts and foreign currency
  transactions during the period...................      (43,676)       (89,559)      (115,135)
Change in unrealized appreciation/(depreciation) of
  investments, forward foreign exchange contracts,
  foreign currencies and net other assets during
  the period.......................................     (265,068)      (435,647)       204,672
                                                     -----------    -----------    -----------
Net increase/(decrease) in net assets resulting
  from operations..................................     (309,918)      (518,250)       348,676
Distributions to shareholders from net investment
  income:
     Trust A Shares................................           --             --       (258,664)
     Investor A Shares.............................           --             --           (154)
     Investor C Shares.............................           --             --            (90)
     Investor N Shares.............................           --             --           (231)
Net increase in net assets from Fund share
  transactions (Note 5):
     Trust A.......................................   14,819,814     29,233,410     20,305,801
     Investor A....................................       49,343        153,819         14,465
     Investor C....................................        1,703         38,027             99
     Investor N....................................      387,327        376,997        100,245
                                                     -----------    -----------    -----------
Net increase in net assets.........................   14,948,269     29,284,003     20,510,147
NET ASSETS:
Beginning of period................................       34,000         34,000         34,000
                                                     -----------    -----------    -----------
End of period......................................  $14,982,269    $29,318,003    $20,544,147
                                                     ===========    ===========    ===========
Undistributed net investment income/(accumulated
  net investment loss).............................   $   (1,174)    $    6,956     $       --
                                                     ===========    ===========    ===========

---------------

* The Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations
Global Government Income Fund commenced operations on June 30, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (UNAUDITED)

                                    NATIONS EMERGING              NATIONS PACIFIC         NATIONS GLOBAL GOVERNMENT
                                      MARKETS FUND                  GROWTH FUND                  INCOME FUND
                                      PERIOD ENDED                 PERIOD ENDED                 PERIOD ENDED
                                   SEPTEMBER 30, 1995*         SEPTEMBER 30, 1995**         SEPTEMBER 30, 1995***
                                -------------------------    -------------------------    -------------------------
                                  SHARES        DOLLARS        SHARES        DOLLARS        SHARES        DOLLARS
                                -------------------------------------------------------------------------------
TRUST A SHARES:
  Sold.......................    1,472,351    $14,840,039     2,975,376    $29,412,359     2,031,636    $20,317,161
  Issued as reinvestment
    of dividends.............           --             --            --             --            11            109
  Redeemed...................       (2,024)       (20,225)      (18,360)      (178,949)       (1,149)       (11,469)
                                ----------    -----------    ----------    -----------    ----------    -----------
  Net increase...............    1,470,327    $14,819,814     2,957,016    $29,233,410     2,030,498    $20,305,801
                                ==========    ===========    ==========    ===========    ==========    ===========
INVESTOR A SHARES:
  Sold.......................        5,697    $    57,668        15,772    $   153,920         1,439    $    14,311
  Issued as reinvestment
    of dividends.............           --             --            --             --            15            154
  Redeemed...................         (807)        (8,325)          (10)          (101)           --             --
                                ----------    -----------    ----------    -----------    ----------    -----------
  Net increase...............        4,890    $    49,343        15,762    $   153,819         1,454    $    14,465
                                ==========    ===========    ==========    ===========    ==========    ===========
INVESTOR C SHARES:
  Sold.......................          168    $     1,703         3,858    $    38,027             1    $        10
  Issued as reinvestment
    of dividends.............           --             --            --             --             9             89
                                ----------    -----------    ----------    -----------    ----------    -----------
  Net increase...............          168    $     1,703         3,858    $    38,027            10    $        99
                                ==========    ===========    ==========    ===========    ==========    ===========
INVESTOR N SHARES:
  Sold.......................       38,358    $   387,327        38,856    $   376,997        10,082    $   100,014
  Issued as reinvestment
    of dividends.............           --             --            --             --            23            231
                                ----------    -----------    ----------    -----------    ----------    -----------
  Net increase...............       38,358    $   387,327        38,856    $   376,997        10,105    $   100,245
                                ==========    ===========    ==========    ===========    ==========    ===========

---------------

  * The Nations Emerging Markets Fund's Trust A Shares, Investor A Shares,
    Investor C Shares and Investor N Shares commenced operations on June 30,
    1995.
 ** The Nations Pacific Growth Fund's Trust A Shares, Investor A Shares,
    Investor C Shares and Investor N Shares commenced operations on June 30,
    1995.
*** The Nations Global Government Income Fund's Trust A Shares, Investor A
    Shares, Investor C Shares and Investor N Shares commenced operations on June
    30, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                               TRUST A        INVESTOR A       INVESTOR C       INVESTOR N
                                                               SHARES           SHARES           SHARES           SHARES
                                                             -----------     ------------     ------------     ------------
                                                               PERIOD           PERIOD           PERIOD           PERIOD
                                                                ENDED           ENDED            ENDED            ENDED
                                                             09/30/95*#       09/30/95*#       09/30/95*#       09/30/95*#
                                                             --------------------------------------------------------------
NATIONS EMERGING MARKETS FUND:
Operating performance:
Net asset value, beginning of period.....................       $10.00          $10.00           $10.00           $10.00
                                                                ------          ------           ------           ------
Net investment loss##....................................        (0.00)**        (0.01)           (0.02)           (0.02)
Net realized and unrealized loss on investments..........        (0.12)          (0.12)           (0.13)           (0.13)
                                                                ------          ------           ------           ------
Net decrease in net assets resulting from investment
  operations.............................................        (0.12)          (0.13)           (0.15)           (0.15)
                                                                ------          ------           ------           ------
Net asset value, end of period...........................        $9.88           $9.87            $9.85            $9.85
                                                                ======          ======           ======           ======
Total return++...........................................        (1.20)%         (1.30)%          (1.50)%          (1.50)%
                                                                ======          ======           ======           ======
Ratios to average net assets/supplemental data:
    Net assets, end of period (in 000's).................      $14,529          $   57           $   10           $  386
    Ratio of operating expenses to average net assets....         1.90%+          2.15%+           2.90%+           2.90%+
    Ratio of net investment loss to average net assets...        (0.03)%+        (0.28)%+         (1.03)%+         (1.03)%+
    Portfolio turnover rate..............................           10%             10%              10%              10%

---------------

 * The Nations Emerging Markets Fund Trust A, Investor A, Investor C and
   Investor N Shares commenced operations on June 30, 1995, respectively.
** Amount represents less than $0.01 per share.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
 # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
## The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.

                                                               TRUST A        INVESTOR A       INVESTOR C       INVESTOR N
                                                               SHARES           SHARES           SHARES           SHARES
                                                             -----------     ------------     ------------     ------------
                                                               PERIOD           PERIOD           PERIOD           PERIOD
                                                                ENDED           ENDED            ENDED            ENDED
                                                             09/30/95*#       09/30/95*#       09/30/95*#       09/30/95*#
                                                             -------------------------------------------------------------
NATIONS PACIFIC GROWTH FUND:
Operating performance:
Net asset value, beginning of period.....................       $10.00          $10.00           $10.00           $10.00
                                                                ------          ------           ------           ------
Net investment income/(loss).............................         0.01           (0.00)**         (0.02)           (0.01)
Net realized and unrealized loss on investments..........        (0.30)          (0.30)           (0.30)           (0.30)
                                                                ------          ------           ------           ------
Net decrease in net assets resulting from investment
  operations.............................................        (0.29)          (0.30)           (0.32)           (0.31)
                                                                ------          ------           ------           ------
Net asset value, end of period...........................        $9.71           $9.70            $9.68            $9.69
                                                                ======          ======           ======           ======

Total return++...........................................        (2.90)%         (3.00)%          (3.20)%          (3.10)%
                                                                ======          ======           ======           ======
Ratios to average net assets/supplemental data:
    Net assets, end of period (in 000's).................      $28,727            $161              $46             $385
    Ratio of operating expenses to average net assets....         1.70%+          1.95%+           2.70%+           2.70%+
    Ratio of net investment income/(loss) to average net
      assets.............................................         0.15%+         (0.10)%+         (0.85)%+         (0.85)%+
    Portfolio turnover rate..............................            3%              3%               3%               3%

---------------

 * The Nations Pacific Growth Fund Trust A, Investor A, Investor C and Investor
   N Shares commenced operations on June 30, 1995, respectively.
** Amount represents less than $0.01 per share.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
 # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                               TRUST A        INVESTOR A       INVESTOR C       INVESTOR N
                                                               SHARES           SHARES           SHARES           SHARES
                                                             -----------     ------------     ------------     ------------
                                                               PERIOD           PERIOD           PERIOD           PERIOD
                                                                ENDED           ENDED            ENDED            ENDED
                                                              09/30/95*       09/30/95*        09/30/95*        09/30/95*
                                                             -------------------------------------------------------------
NATIONS GLOBAL GOVERNMENT INCOME FUND:
Operating performance:
Net asset value, beginning of period.....................       $10.00          $10.00           $10.00           $10.00
                                                                ------          ------           ------           ------
Net investment income....................................         0.13            0.12             0.10             0.10
Net realized and unrealized gain on investments..........         0.04            0.04             0.04             0.04
                                                                ------          ------           ------           ------
Net increase in net assets resulting from investment
  operations.............................................         0.17            0.16             0.14             0.14
Distributions:
  Dividends from net investment income...................        (0.13)          (0.12)           (0.10)           (0.10)
                                                                ------          ------           ------           ------
  Total distributions....................................        (0.13)          (0.12)           (0.10)           (0.10)
                                                                ------          ------           ------           ------
Net asset value, end of period...........................       $10.04          $10.04           $10.04           $10.04
                                                                ======          ======           ======           ======
Total return++...........................................         1.69%           1.63%            1.46%            1.46%
                                                                ======          ======           ======           ======
Ratios to average net assets/supplemental data:
    Net assets, end of period (in 000's).................      $20,402             $23               $9             $110
    Ratio of operating expenses to average net assets....         1.30%+          1.55%+           2.30%+           2.30%+
    Ratio of net investment income to average net
      assets.............................................         5.61%+          5.36%+           4.61%+           4.61%+
    Portfolio turnover rate..............................          104%            104%             104%             104%

---------------

 * The Nations Global Government Income Fund Trust A, Investor A, Investor C
   Shares and Investor N Shares commenced operations on June 30, 1995, respectively.

 + Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND PORTFOLIOS, INC.
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES.

     Nations Fund Portfolios, Inc. ("Nations Portfolios") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and consists of three separate portfolios: Nations Emerging Markets Fund ("Emerging Markets Fund"), Nations Pacific Growth Fund ("Pacific Growth Fund") and Nations Global Government Income Fund ("Global Government Income Fund") (individually a "Fund", collectively the "Funds"). Each Fund currently offers four classes of shares: Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares. The Board of Directors has authorized each Fund to issue Trust B Shares. As of September 30, 1995, no Trust B Shares have been issued. Shareholders of a Fund have equal voting rights on matters affecting all of a Fund's shareholders equally. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class, and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

     SECURITIES VALUATION: A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last available bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. Debt obligations that are issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Securities for which market quotations are not readily available are valued at fair value under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

     REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund pays a counterparty cash for, and takes possession of, debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held by the Fund is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund generally has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY TRANSACTIONS: A Fund will generally enter into forward currency exchange contracts only under two circumstances. A Fund may enter into forward currency exchange contracts when such Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities, but it does establish a rate of exchange that can be

NATIONS FUND PORTFOLIOS, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of a particular currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The risk exposure to counterparties is therefore monitored. A Fund may also enter into a forward currency exchange contract when NationsBank N.A. and/or Nations Gartmore Investment Management ("Nations Gartmore") believes that the currency of a particular foreign country may experience a substantial movement against another currency. Although forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted. The Funds will generally not enter into a forward contract with a term of greater than one year.

     Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     FOREIGN CURRENCY: The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of discounts and premiums on investments on the straight-line method, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes based upon the relative net assets of each class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, for the Emerging Markets Fund and the Pacific Growth Fund are declared and paid each calendar quarter. Dividends from net investment income for the Global Government Income Fund are declared on each day the Fund is open for business and paid monthly. Each Fund's net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, are distributed to shareholders annually after the fiscal year in which they were earned. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by a Fund as a whole.

NATIONS FUND PORTFOLIOS, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     INCOME TAXES: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

     EXPENSES: General expenses of Nations Portfolios are allocated to each Fund based upon its net assets. Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of Nations Portfolios not directly attributable to the operations of any class of shares or portfolio are prorated among the classes based on the relative net assets of each class.

2. INVESTMENT ADVISORY FEE, SUB-INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

     Nations Portfolios has entered into an Investment Advisory Agreement with NationsBank, N.A. (together with its predecessors "NationsBank"), as successor to NationsBank of North Carolina, N.A., an indirect wholly-owned subsidiary of NationsBank Corporation, with respect to each Fund.

     Under the terms of this Investment Advisory Agreement, NationsBank is entitled to receive an advisory fee from the Funds at the following annual rates of the average daily net assets:

                                                                        ANNUAL RATE
                                                                        -----------
          Emerging Markets Fund.....................................        1.10%
          Pacific Growth Fund.......................................        0.90%
          Global Government Income Fund.............................        0.70%

     Nations Portfolios, on behalf of the Funds also has entered into a Sub-Investment Advisory Agreement with Nations Gartmore. Nations Gartmore is a joint venture structured as a general partnership between NB Partners Corp., a wholly owned subsidiary of NationsBank and Gartmore U.S. Limited, a wholly owned subsidiary of Gartmore plc.

     Under the terms of the Sub-Investment Advisory Agreement, NationsBank will pay Nations Gartmore a fee at the following annual rates of average daily net assets:

                                                                        ANNUAL RATE
                                                                        -----------
          Emerging Markets Fund.....................................        0.85%
          Pacific Growth Fund.......................................        0.70%
          Global Government Income Fund.............................        0.54%

     Stephens Inc. ("Stephens") serves as Nations Portfolios' administrator pursuant to an Administration Agreement. The Shareholder Services Group, Inc. ("TSSG"), an indirect wholly-owned subsidiary of First Data Corporation, serves as Nations Portfolio's co-administrator pursuant to a Co-Administration Agreement. Pursuant to the Administration and Co-Administration Agreements, the administrator and co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of each Fund's average daily net assets.

     For the period ended September 30, 1995, Stephens earned $7,466 for its services.

     No officer, director or employee of NationsBank, Nations Gartmore, Stephens or TSSG, or any affiliate thereof, receives any compensation from Nations Portfolios for serving as Director or officer of Nations Portfolios. Nations Portfolios pays each Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting, attended. Nations Portfolios also reimburses expenses incurred by the Directors in attending such meetings.

NATIONS FUND PORTFOLIOS, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     Each Fund's eligible Directors may participate in a nonqualified deferred compensation and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account will be tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund, a fund of Nations Fund, Inc.

     Morgan Guaranty Trust Company acts as the Funds' custodian. TSSG serves as transfer agent for the Funds' shares.

     Stephens acts as the distributor of the Funds' shares. For the period ended September 30, 1995, the Funds were informed that the distributor received $1,017, representing commission (sales charges) on sales of Investor A Shares of the Funds. A substantial portion of these fees were paid to affiliates of NationsBank. For the period ended September 30, 1995, the Funds were informed that the distributor received no contingent deferred sales charges from Investor A, Investor C and Investor N Shareholders of the Funds.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLAN.

     Nations Portfolios has adopted a shareholder servicing and distribution plan ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund. Fees payable under the Investor A Plan may not exceed 0.25%, on an annualized basis, of the average daily net assets of the Investor A Shares of the Fund. Each Fund pays fees under the Investor A Plan directly to the distributor. Fees paid pursuant to the Investor A Plan are charged as expenses of Investor A Shares of such Fund as accrued.

     Nations Portfolios has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor C Shares ("Investor C Plan") and Investor N Shares ("Investor N Plan") of each Fund. Pursuant to the Plan, each Fund pays fees directly to the distributor for certain expenses that are incurred in connection with the support and distribution of Investor C or Investor N Shares of such Fund. Payments under the Investor C Plan and Investor N Plan are accrued daily and paid monthly at a rate that will not exceed 0.75%, on an annualized basis, of the average daily net assets of the Investor C and Investor N Shares, respectively, of each Fund. Fees paid pursuant to the Investor C Plan and Investor N Plan are charged as expenses of Investor C and Investor N Shares of a Fund, respectively, as accrued.

     Nations Portfolios also has adopted a shareholder servicing plan with respect to Investor C Shares ("Investor C Servicing Plan") and Investor N Shares ("Investor N Servicing Plan") of each Fund. Under the Plan, each Fund may pay for certain shareholder support services that are provided to holders of Investor C and Investor N Shares by servicing agents that have entered into a shareholder servicing agreement with such Fund. Payments under the Investor C Servicing Plan and Investor N Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25% of the average daily net assets of the Investor C and Investor N Shares of each Fund, respectively. Fees paid pursuant to the Investor C Servicing Plan and Investor N Servicing Plan are charged as expenses of Investor C and Investor N Shares of a Fund, respectively, as accrued.

     A substantial portion of the fees paid, pursuant to the Plans described above, are paid to affiliates of NationsBank.

NATIONS FUND PORTFOLIOS, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     For the period ended September 30, 1995, the Funds incurred the following amounts pursuant to the above referenced plans:

                                                        FEES PAID PURSUANT TO
                             ---------------------------------------------------------------------------
                             INVESTOR A    INVESTOR C      INVESTOR C      INVESTOR N       INVESTOR N
                                PLAN          PLAN       SERVICING PLAN       PLAN        SERVICING PLAN
                             ---------------------------------------------------------------------------
Emerging Markets Fund.....      $ 24          $ 17            $  5            $ 271            $ 91
Pacific Growth Fund.......        36            46              15              191              64
Global Government
  Income Fund.............         7            15               5               50              16

     The chart below shows the effective rates, expressed as a percentage of average daily net assets, paid by the Funds under the shareholder servicing and distribution plans for the period ended September 30, 1995:

                             INVESTOR A    INVESTOR C      INVESTOR C      INVESTOR N       INVESTOR N
                                PLAN          PLAN       SERVICING PLAN       PLAN        SERVICING PLAN
                             ---------------------------------------------------------------------------
Emerging Markets Fund.....      0.25%         0.75%           0.25%            0.75%           0.25%
Pacific Growth Fund.......      0.25          0.75            0.25             0.75            0.25
Global Government
  Income Fund.............      0.25          0.75            0.25             0.75            0.25

4.  PURCHASES AND SALES OF SECURITIES.

     The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities and U.S. government securities, for the period ended September 30, 1995, were as follows:

                                                              PURCHASES        SALES
                                                             --------------------------
          Emerging Markets Fund...........................   $13,873,044    $   763,249
          Pacific Growth Fund.............................    26,698,697        456,127
          Global Government Income Fund...................    28,375,974     10,575,999

     The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ended September 30, 1995 was as follows:

                                                               PURCHASES       SALES
                                                               ------------------------
          Global Government Income Fund.....................   $6,494,625    $4,617,549

     At September 30, 1995, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                            TAX BASIS       TAX BASIS
                                                            UNREALIZED      UNREALIZED
                                                           APPRECIATION    DEPRECIATION
                                                            ---------------------------
          Emerging Markets Fund.........................     $480,015       $  745,033
          Pacific Growth Fund...........................      774,150        1,209,553
          Global Government Income Fund.................      262,127          274,818

5.  CAPITAL STOCK.

     As of September 30, 1995, 150,000,000,000 shares of $.001 par value capital stock were authorized for Nations Portfolios.

NATIONS FUND PORTFOLIOS, INC.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

6.  ORGANIZATION COSTS.

     Each Fund bears all costs in connection with its organization including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from the commencement of operations of each Fund. In the event that any of the shares issued by a Fund to their sponsor prior to the commencement of the Fund's public offering ("initial shares") are redeemed during such amortization period, the Fund will be reimbursed for any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

7.  FOREIGN SECURITIES.

     Each Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-valuation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

8.  SUBSEQUENT EVENT.

     As of November 1, 1995, The Shareholder Services Group, Inc. will be known as First Data Investor Services Group, Inc.

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Emerging Growth Fund
                   Nations Emerging Markets Fund
                   Nations Equity Index Fund*
                   Nations International Equity Fund
                   Nations Pacific Growth Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Diversified Income Fund
                   Nations Global Government Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund
                   Nations Mortgage-Backed Securities Fund*

                   TAX-EXEMPT INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Bond Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

                   * Trust classes only

This report is submitted for the general information of shareholders of Nations Fund Portfolios, Inc. For more detailed information about Nations Fund Portfolios, Inc., including fees and expenses, please see the prospectus and statement of additional information of Nations Fund Portfolios, Inc.

NATIONS
------- FUND --                                                    BULK RATE
                                                                  U.S. POSTAGE
PO Box 9654                                                           PAID
Providence, RI  02940-9654                                         BOSTON, MA
Toll Free 1-800-982-2271                                           PERMIT NO.
                                                                     54201





SAR6-9/95

                          NATIONS FUND PORTFOLIOS, INC.
                           FILE NO. 33-89742; 811-8982

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

               (a)(1) Statement of Assets and Liabilities of Nations Fund Portfolios, Inc. at June 27, 1995 are included in Part B, Item 23.

               (a)(2) The unaudited financial statements for the period ended September 30, 1995 for Trust A Shares, Investor A Shares, Investor C Shares and Investor N Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund are included in Part B,
                               Item 23.

               (b)             Exhibits:

       Exhibit
       Number                              Description

         1(a)         -        Articles of Incorporation, dated January 23, 1995 are incorporated by reference to the Registration Statement on Form N-1A filed on February 23, 1995.

         1(b)         -        Articles  Supplementary,  dated  April 20, 1995 are  incorporated  by reference to
                               Pre-Effective Amendment No. 1 filed on May 9, 1995.

         2            -        By-Laws, dated January 25, 1995 are incorporated by reference to the Registration
                               Statement on Form N-1A filed on February 23, 1995.

         3            -        Not applicable

         4            -        Not applicable

         5(a)         -        Advisory Agreement between Nations Fund Portfolios, Inc. and NationsBank, N.A.
                               ("NationsBank") is incorporated by reference to the Registration Statement on
                               Form N-1A filed on February 23, 1995.

          (b)         -        Sub-Advisory  Agreement  with  NationsBank  on behalf of Nations Global
                               Government Income Fund,  Nations Pacific Growth Fund and Nations  Emerging
                               Markets Fund is  incorporated by reference to the Registration  Statement on Form  N-1A  filed  on February 23, 1995.
                                      C-1



          (c)         -        Investment Advisory Agreement between NationsBanc Advisors, Inc. a North Carolina corporation ("NBAI") and Registrant, filed herewith.



          (d)         -        Sub-Investment Advisory Agreement between Registrant and Nations Gartmore
                               Investment Management ("Nations Gartmore") filed herewith.


         6(a)         -        Form of Distribution Agreement with Stephens Inc. on behalf of each Fund is incorporated by reference to the Registration Statement on Form N-1A filed on
                               February 23, 1995.

         (b)          -        Forms of Sales Support Agreements are incorporated by reference to the
                               Registration Statement on Form N-1A filed on February 23, 1995.

         (c)          -        Forms of Shareholder Servicing Agreements are incorporated by reference to the
                               Registration Statement on Form N-1A filed on February 23, 1995.


         (d)          -        Shareholder Administration Agreement for Trust B Shares is filed herewith.




         (e)          -        Shareholder Administration Agreement for Trust B Shares for Nations Fund Trust,
                               Nations Fund, Inc. and Nations Fund Portfolios, Inc. is filed herewith.


         7            -        Not applicable.

         8            -        Custodian Agreement between the Company and Morgan Guaranty Trust Company of New
                               York is incorporated by reference to Pre-Effective Amendment No. 1 filed on May 9,
                               1995.

         9(a)         -        Transfer Agency and Registrar Agreement to be filed by Amendment

         (b)          -        Administration Agreement between Stephens Inc. and Nations Fund Portfolios, Inc.
                               is incorporated by reference to the Registration Statement on Form N-1A filed on
                               February 23, 1995.

         (c)          -        Co-Administration Agreement between The Shareholder Servicing Group, Inc. and
                               Nations Fund Portfolios, Inc. is incorporated by reference to the Registration
                               Statement on Form N-1A filed on February 23, 1995.

         (d)          -        Cross Indemnification Agreement between Nations Fund Portfolios, Inc., Nations
                               Fund, Inc. and Nations Fund Trust is incorporated by reference to Post-Effective
                               Amendment No. 1 filed on June 30, 1995.


         10           -        Opinion and Consent of Counsel is filed herewith.
                                      C-2

         11           -        Accountants' Consent is filed herewith.

         12           -        Not applicable.

         13           -        Investment Letter, incorporated by reference to Pre-Effective Amendment No. 2 filed on June 29, 1995.

         14           -        Not applicable.

         15(a)        -        Form of  Shareholder  Servicing  Plan,  Trust B Shares  is
                               incorporated  by  reference  to  the Registration  Statement  on Form  N-1A  filed  on
                               February 23, 1995.

         (b)          -        Form of Shareholder Servicing and Distribution Plan, Investor A Shares is
                               incorporated by reference to the Registration Statement on Form N-1A filed on
                               February 23, 1995.

         (c)          -        Form of Shareholder Servicing Plan, Investor C Shares is incorporated by reference to the Registration Statement on Form N-1A filed on February 23, 1995.

         (d)          -        Form of Distribution Plan, Investor C Shares is incorporated by reference to the
                               Registration Statement on Form N-1A filed on February 23, 1995.

         (e)          -        Form of Shareholder Servicing Plan, Investor N Shares is incorporated by reference to the Registration Statement on Form N-1A filed on February 23, 1995.

         (f)          -        Form of Distribution Plan, Investor N Shares is incorporated by reference to the
                               Registration Statement on Form N-1A filed on February 23, 1995.


         (g)          -        Shareholder Administration Plan for Trust B Shares is filed herewith.



         16           -        Schedule for Computation of Performance Quotations to be filed by Amendment.

         17           -        Not Applicable.

         18           -        Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment
                               Company Act of 1940 (the "1940 Act") is incorporated by reference to Pre-Effective
                               Amendment No. 1 filed on May 9, 1995.

         Item 25.              Persons Controlled by or under
                               Common Control with Registrant.
                                      C-3

                               No  person  is  controlled  by  or  under  common control with Registrant.

         Item 26.              Number of Holders of Securities.


         As of January 25, 1996, the number of record holders of each class of securities of the Registrant was as follows:



                     Title of Class                       Number of Record Holders
         Nations Global Government
         Income Fund
                   Trust A Shares                                        61
                   Trust B Shares                                         0
                   Investor A Shares                                     11
                   Investor C Shares                                      2
                   Investor N Shares                                      7

         Nations Pacific Growth Fund
                   Trust A Shares                                     1,079
                   Trust B Shares                                         0
                   Investor A Shares                                    206
                   Investor C Shares                                      8
                   Investor N Shares                                    291

         Nations Emerging Markets Fund
                   Trust A Shares                                        438
                   Trust B Shares                                          0
                   Investor A Shares                                     142
                   Investor C Shares                                       6

                   Investor N Shares                                     152


        Item 27.              Indemnification.


              The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Trust (the "Trust"), dated June 27, 1995. The Company and or Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Company and/or Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Trust by the Registrant expressly for use in the Offering Documents.

              Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

              Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

              Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

                            (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and
                   (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.  Nothing  contained  herein  shall  be  construed  to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

                           (i) To  the  fullest  extent  permitted  by  Maryland
                   statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a
                   Director or officer that exists at the time of such amendment, modification or repeal.

                            Under the terms of the Maryland  Corporation Law and
                   the Registrant's Charter and By-Laws, incorporated by reference as Exhibits (1) and 2 hereto, provides for the indemnification of Registrant's directors and employees. Indemnification of Registrant's principal underwriter, custodian, and transfer agent is provided for, respectively, in the Registrant's:

                            1.     Administration Agreement with Stephens Inc.;

                            2.     Co-Administration    Agreement    with    The
                                   Shareholder Services Group, Inc. ("TSSG");

                            3.     Distribution Agreement with Stephens Inc.

                            4. Custody Agreement with Morgan Guaranty Trust Company of New York.

                            5.     Transfer Agency and Registrar  Agreement with
                                   TSSG


         Item 28.                   Business and Other Connections
                                    of Investment Adviser.

                  To the knowledge of the Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios or Nations Gartmore is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than director's qualifying shares) of NBAI or other subsidiaries of NationsBank Corporation.

                  (a) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of "NationsBank", which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

                  (b) Nations Gartmore performs sub-investment advisory services for Registrant and certain other customers. Listed below are the names and principal occupation of the directors and principal executive officers of Nations Gartmore. The address for the individuals listed below is Nations Gartmore, Gartmore House, 16-18 Monument Street, London EC3R 8AJ, England and NationsBank North Carolina, One NationsBank Plaza, Charlotte, North Carolina 28255.


                               Position with
Name                           Gartmore Capital                      Principal Occupation
Charles G. Smith IV            Chief Executive Officer               Chief Executive Officer, Nations Gartmore
                                                                     Investment Management

Simon H. Davies                Chief Investment Officer              Chief Investment Officer, Nations Gartmore
                                                                     Investment Management; Director of
                                                                     International Investments, Gartmore
                                                                     Investment Limited
                                     C-7


James B. Sommers               Committee Member                      NationsBank Corporation
                                                                     President, NationsBank Trust

John W. Munce                  Committee Member                      Executive Vice President, NationsBank,
                                                                     N.A. (Carolinas)

Mark H. Williamson             Committee Member                      Senior Vice President, NationsBank,
                                                                     N.A. (Carolinas)

Paul Myners                    Committee Member                      Executive Chairman, Gartmore plc

Andrew J. Brown                Committee Member                      Finance Director and Chairman, Gartmore Fund Managers
                                                                     International Limited, Gartmore Money
                                                                     Management Limited, Gartmore Administration
                                                                     Services Limited

David W. Watts                 Committee Member                      Chief Investment Officer, Gartmore plc


                  No officer or director of Nations Fund Portfolios, Inc. is an officer, employee, director, general partner or shareholder of Nations Gartmore or any affiliate thereof.

Item 29.  Principal Underwriters.

                  (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for the Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., the Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

                  (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

                  (c)        Not applicable.

Item 30.  Location of Accounts and Records.


      (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as investment adviser).


      (2)    Nations  Gartmore,  Gartmore House,  16-18 Monument Street,  London
             EC3R  8AJ,   England   (records   relating   to  its   function  as
             sub-investment advisor)

      (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Distributor)

      (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator)

      (5)    The Shareholder  Services Group, Inc., One Exchange Place,  Boston,
             Massachusetts   02109   (records   relating  to  its   function  as
             Co-Administrator and Transfer Agent and Registrar)

      (6) NationsBank Texas, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent)

Item 31.  Management Services.

                  Not applicable.

Item 32.  Undertakings.

                  (a)        Not applicable.

                  (b) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  (c) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                  (d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholders upon request and without charge.

                                SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 26th day of January, 1996.


                                    NATIONS FUND PORTFOLIOS, INC.

                                   By:           *
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Directors

                                   By:     /s/ Richard H. Blank, Jr.
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

        SIGNATURES                 TITLE                 DATE

      *                  President and Chairman       January 26, 1996
(A. Max Walker)          of the Board of Directors
                       (Principal Executive Officer)

      *                         Treasurer             January 26, 1996
(Richard H. Rose)              Vice President
                          (Principal Financial and
                            Accounting Officer)

      *                           Director            January 26, 1996
(Edmund L. Benson, III)

      *                           Director            January 26, 1996
(James Ermer)

      *                           Director            January 26, 1996
(William H. Grigg)

      *                           Director            January 26, 1996
(Thomas F. Keller)

      *                           Director            January 26, 1996
(Carl E. Mundy, Jr.)

      *                           Director            January 26, 1996
(Charles B. Walker)

      *                           Director            January 26, 1996
(Thomas S. Word)


/s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact

                                         EXHIBIT INDEX
Exhibit
Number                  Description

EX-27.011 Financial Data Schedules - Emerging Markets Fund - Investor A EX-27.012 Financial Data Schedules - Emerging Markets Fund - Investor C EX-27.013 Financial Data Schedules - Emerging Markets Fund - Investor N EX-27.014 Financial Data Schedules - Emerging Markets Fund - Trust A
EX-27.021 Financial Data Schedules - Global Government Income Fund -Investor A EX-27.022 Financial Data Schedules - Global Government Income Fund -Investor C EX-27.023 Financial Data Schedules - Global Government Income Fund -Investor N EX-27.024 Financial Data Schedules - Global Government Income Fund -Trust A EX-27.031 Financial Data Schedules - Pacific Growth Fund - Investor A EX-27.032 Financial Data Schedules - Pacific Growth Fund - Investor C EX-27.033 Financial Data Schedules - Pacific Growth Fund - Investor N EX-27.034 Financial Data Schedules - Pacific Growth Fund - Trust A
EX-99.B5(a)       Advisory Agreement -- NationsBanc Advisors, Inc.
EX-99.B5(d)       Sub-Advisory Agreement -- Nations Gartmore
EX-99.B6(d)       Shareholder Administration Agreement -- Trust B Shares
EX-99.B6(e)       Shareholder Administration Agreement -- Trust B Shares
                  for Nations Fund Trust, Nations Fund, Inc. and Nations
                  Fund Portfolios, Inc.
EX-99.B10         Opinion and Consent of Counsel
EX-99.B11         Accountants' Consent
EX-99.B15(g)      Shareholder Administration Plan -- Trust B Shares